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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         February 28, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Convertible Fund
ING Disciplined LargeCap Fund
ING Financial Services Fund
ING LargeCap Growth Fund
ING LargeCap Value Fund
ING MidCap Opportunities Fund
ING MidCap Value Choice Fund
ING MidCap Value Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund
ING Principal Protection Fund II
ING Principal Protection Fund III
ING Principal Protection Fund IV
ING Principal Protection Fund V
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Choice Fund
ING SmallCap Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 6.0%
		Food: 0.9%
30,000	@, L	Dean Foods Co.	$1,124,100
6,000	@, L	TreeHouse Foods, Inc.	135,300
			1,259,400
		Healthcare - Services: 0.6%
12,000	@	WellPoint, Inc.	921,480
			921,480
		Investment Companies: 3.1%
35,000	L	SPDR Trust Series 1	4,488,050
			4,488,050
		Miscellaneous Manufacturing: 0.8%
36,000		General Electric Co.	1,183,320
			1,183,320
		Retail: 0.6%
18,000		Wal-Mart Stores, Inc.	816,480
			816,480
		Total Common Stock
		(Cost $5,969,258)	8,668,730

PREFERRED STOCK: 28.7%
		Advertising: 0.5%
20,000		Interpublic Group of Cos., Inc.	780,400
			780,400
		Auto Manufacturers: 1.3%
85,000	C	General Motors Corp.	1,927,800
			1,927,800
		Chemicals: 0.9%
29,700		Huntsman Corp.	1,319,274
			1,319,274
		Diversified Financial Services: 2.1%
95,000	S	Citigroup Funding, Inc.	3,039,050
			3,039,050
		Electric: 2.7%
7,000		NRG Energy, Inc.	1,632,750
1,920	C	NRG Energy, Inc. - Convertible Preferred Stock	2,331,360
			3,964,110
		Federal National Mortgage Association: 1.3%
20	C	Fannie Mae	1,946,485
			1,946,485

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 28.7% (continued)
		Food: 0.8%
50,000		Albertson’s, Inc.	1,238,000
			1,238,000
		Gas: 1.2%
9,500	C	SEMCO Energy, Inc.	1,734,938
			1,734,938
		Insurance: 7.4%
35,000		Hartford Financial Services Group, Inc.	2,577,750
47,500	@@	IPC Holdings Ltd.	1,258,750
58,500		Reinsurance Group of America	3,510,000
118,000	C	Travelers Property Casualty Corp.	2,911,060
19,000	@@	XL Capital Ltd.	486,970
			10,744,530
		Media: 0.8%
25,000		Comcast Corp.	1,094,000
			1,094,000
		Mining: 1.5%
1,900	L	Freeport-McMoRan Copper & Gold, Inc.	2,167,900
			2,167,900
		Oil & Gas: 3.2%
35,000	#	Chesapeake Energy Corp.	4,611,250
			4,611,250
		Packaging & Containers: 0.3%
13,400	C	Owens-Illinois, Inc.	462,300
			462,300
		Real Estate Investment Trust: 1.4%
83,000		FelCor Lodging Trust, Inc.	2,079,150
			2,079,150
		Retail: 0.8%
52,800		Rite Aid Corp.	1,127,280
			1,127,280
		Savings & Loans: 1.2%
39,200		Sovereign Capital Trust	1,729,700
			1,729,700
		Telecommunications: 1.3%
2,000	C	Lucent Technologies Capital Trust I	1,885,250
51,931	@, C, I, **, X	WinStar Communications, Inc.	5
			1,885,255
		Total Preferred Stock
		(Cost $42,204,681)	41,851,422

Principal Amount			Value

CONVERTIBLE BOND: 64.0%
		Advertising: 1.6%
$2,000,000		Lamar Advertising Co., 2.875%, due 12/31/10	$2,277,500
			2,277,500

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount			Value

CONVERTIBLE BOND: 64.0% (continued)
		Aerospace/Defense: 5.4%
1,900,000	L	EDO Corp., 4.000%, due 11/15/25	2,044,875
2,850,000	#	L-3 Communications Corp., 3.000%, due 08/01/35	2,939,063
3,460,000		Spacehab, Inc., 5.500%, due 10/15/10	2,837,200
			7,821,138
		Auto Parts & Equipment: 1.2%
4,000,000		Lear Corp., 5.120%, due 02/20/22	1,800,000
			1,800,000
		Biotechnology: 3.9%
1,900,000	#	Amgen, Inc., 0.125%, due 02/01/11	1,983,125
950,000	#	Amgen, Inc., 0.375%, due 02/01/13	993,938
2,793,000	L, S	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	2,775,544
			5,752,607
		Chemicals: 0.5%
960,000		Hercules Trust II, 6.500%, due 06/30/29	729,600
			729,600
		Commercial Services: 0.9%
1,190,000	#	Euronet Worldwide, Inc., 3.500%, due 10/15/25	1,335,775
			1,335,775
		Diversified Financial Services: 1.4%
980,000	@@, #, L	AngloGold Holdings Plc, 2.375%, due 02/27/09	1,033,900
950,000		Ocwen Financial Corp., 3.250%, due 08/01/24	941,688
			1,975,588
		Electric: 1.6%
2,000,000		Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,355,000
			2,355,000
		Electronics: 1.0%
1,500,000	@@, L	Flextronics International Ltd, 1.000%, due 08/01/10	1,413,750
			1,413,750
		Entertainment: 2.4%
2,500,000	L	International Game Technology, 0.990%, due 01/29/33	1,915,625
1,500,000	L	Shuffle Master, Inc., 1.250%, due 04/15/24	1,616,250
			3,531,875
		Healthcare - Products: 2.8%
2,900,000		Advanced Medical Optics, Inc., 2.500%, due 07/15/24	3,084,875
1,000,000		St Jude Medical, Inc., 2.800%, due 12/15/35	992,500
			4,077,375
		Internet: 1.3%
2,000,000		Amazon.com, Inc., 4.750%, due 02/01/09	1,925,000
			1,925,000
		Leisure Time: 2.0%
2,000,000	@@, +, L	Carnival Corp., 1.132%, due 04/29/33	1,490,000
2,000,000	@@, L	Royal Caribbean Cruises Ltd., 2.400%, due 05/18/21	1,395,000
			2,885,000
		Lodging: 0.9%
1,000,000		Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,281,250
			1,281,250

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount			Value

CONVERTIBLE BOND: 64.0% (continued)
		Media: 5.5%
2,460,000	L	Citadel Broadcasting Corp., 1.875%, due 02/15/11	2,041,800
4,000,000	L	EchoStar Communications Corp., 5.750%, due 05/15/08	3,950,000
2,000,000		Liberty Media Corp., 3.500%, due 01/15/31	2,007,500
			7,999,300
		Mining: 2.1%
1,985,000	@@	Inco Ltd., 1.000%, due 03/14/23	3,091,638
			3,091,638
		Miscellaneous Manufacturing: 1.6%
2,000,000	@@	Tyco International Group SA, 2.750%, due 01/15/18	2,275,000
			2,275,000
		Oil & Gas: 1.6%
1,998,000	L	Devon Energy Corp., 4.900%, due 08/15/08	2,292,705
			2,292,705
		Oil & Gas Services: 2.8%
2,000,000	L	Cooper Cameron Corp., 1.500%, due 05/15/24	2,600,000
1,000,000	@@	Schlumberger Ltd., 2.125%, due 06/01/23	1,525,000
			4,125,000
		Packaging & Containers: 1.4%
2,000,000	#	Sealed Air Corp., 3.000%, due 06/30/33	2,022,500
			2,022,500

		Pharmaceuticals: 7.1%
2,500,000	L	Abgenix, Inc., 1.750%, due 12/15/11	4,537,500
1,920,000		Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	1,977,600
1,920,000	#	Isolagen, Inc., 3.500%, due 11/01/24	1,104,000
3,000,000		NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,685,000
			10,304,100
		Real Estate Investment Trust: 1.4%
1,900,000	L	Vornado Realty LP, 3.875%, due 04/15/25	2,049,625
			2,049,625
		Retail: 2.4%
3,000,000	L	Costco Wholesale Corp., 1.340%, due 08/19/17	3,502,500
			3,502,500

		Semiconductors: 3.8%
2,000,000		Cypress Semiconductor Corp., 1.250%, due 06/15/08	2,595,000
950,000	#	Intel Corp., 2.950%, due 12/15/35	844,313
3,000,000		Pixelworks, Inc., 1.750%, due 05/15/24	2,070,000
			5,509,313

		Software: 1.5%
3,690,000	#, +	Open Solutions, Inc., 1.467%, due 02/02/35	2,167,875
			2,167,875

		Telecommunications: 2.7%
2,000,000		Ciena Corp., 3.750%, due 02/01/08	1,887,500
1,980,000	L	RF Micro Devices, Inc., 1.500%, due 07/01/10	2,083,950
			3,971,450

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount				Value

CONVERTIBLE BOND: 64.0% (continued)
		Transportation: 3.3%
3,000,000	@@	OMI Corp., 2.875%, due 12/01/24		2,658,750
1,500,000		Yellow Corp., 5.000%, due 08/08/23		2,203,122
				4,861,872
		Total Convertible Bond (Cost $88,014,300)		93,334,336
		Total Long-Term Investments:
		(Cost $136,188,239)		143,854,488

SHORT-TERM INVESTMENT: 20.1%
		Repurchase Agreement: 0.1%
104,000		Goldman Sachs Repurchase Agreement dated 02/28/06, 4.550%,
		due 03/01/06, $104,013 to be received upon repurchase
		(Collateralized by $106,000 Federal Home Loan Mortage
		Corporation, 4.375%, Market Value plus accrued interest $106,469, due 11/16/07)		104,000
		Total Repurchase Agreement: (Cost $104,000)		104,000
		Securities Lending CollateralCC: 20.0%
29,176,000		The Bank of New York Insitutional Cash Reserves Fund		29,176,000
		Total Securities Lending Collateral: (Cost $29,176,000)		29,176,000
		Total Short-Term Investments: (Cost $29,280,000)		29,280,000
		Total Investments in Securities
		(Cost $165,468,239)*	118.9%	$173,134,488
		Other Assets and Liabilities-Net	(18.9)	(27,577,488)
		Net Assets	100.0%	$145,557,000

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	S	Segregated securities for certain derivatives, when issued or delayed delivery securities and forward currency exchange contracts.
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed
		by the Funds’ Board of Trustees.
	*	Cost for federal income tax purposes is $165,566,706.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,431,655
		Gross Unrealized Depreciation		(7,863,873)
		Net Unrealized Appreciation		$7,567,782

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of February 28, 2006 (Unaudited)(continued)

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
WinStar Communications, Inc.	51,932	11/6/1998	$2,364,096	$5	0.00%

			PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund			as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 99.0%
		Aerospace/Defense: 4.4%
6,500		Boeing Co.	$472,485
2,310		General Dynamics Corp.	284,754
4,090		Lockheed Martin Corp.	298,038
6,131		Raytheon Co.	266,085
8,190		United Technologies Corp.	479,115
			1,800,477
		Agriculture: 2.3%
7,010		Altria Group, Inc.	504,019
8,840		Archer-Daniels-Midland Co.	280,405
1,400		Reynolds America, Inc.	148,610
			933,034
		Apparel: 1.1%
6,000	@	Coach, Inc.	214,320
2,650		Nike, Inc.	229,967
			444,287
		Auto Manufacturers: 0.5%
27,400	L	Ford Motor Co.	218,378
			218,378
		Auto Parts & Equipment: 0.1%
3,290	@, L	Goodyear Tire & Rubber Co.	47,146
			47,146
		Banks: 5.3%
2,298		AmSouth Bancorp	63,770
15,580		Bank of America Corp.	714,343
2,760		Comerica, Inc.	158,203
3,961		Keycorp	147,626
3,739		PNC Financial Services Group, Inc.	263,039
6,100		US BanCorp.	188,551
5,290		Wachovia Corp.	296,610
5,490		Wells Fargo & Co.	352,458
			2,184,600
		Beverages: 3.2%
14,330		Coca-Cola Co.	601,430
2,350		Pepsi Bottling Group, Inc.	68,996
10,990		PepsiCo, Inc.	649,619
			1,320,045
		Biotechnology: 0.8%
4,140	@	Amgen, Inc.	312,529
			312,529
		Chemicals: 1.0%
3,190	L	Dow Chemical Co.	137,266
68		EI Du Pont de Nemours & Co.	2,736
2,790		PPG Industries, Inc.	169,158
2,400		Rohm & Haas Co.	119,400
			428,560

			PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund			as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.0% (continued)
		Commercial Services: 0.8%
2,510		Equifax, Inc.	91,966
4,440		McKesson Corp.	240,337
			332,303
		Computers: 4.5%
2,750	@, L	Apple Computer, Inc.	188,485
7,890	@, L	Dell, Inc.	228,810
19,407		Hewlett-Packard Co.	636,744
9,690		International Business Machines Corp.	777,526
12,700	@	Seagate Technology, Inc.	—
			1,831,565
		Cosmetics/Personal Care: 2.6%
17,890		Procter & Gamble Co.	1,072,148
			1,072,148
		Distribution/Wholesale: 0.1%
1,082		Genuine Parts Co.	48,171
			48,171
		Diversified Financial Services: 7.2%
4,240		American Express Co.	228,451
3,300		CIT Group, Inc.	177,441
16,800		Citigroup, Inc.	779,016
1,510		Goldman Sachs Group, Inc.	213,348
11,580		JPMorgan Chase & Co.	476,401
2,560		Lehman Brothers Holdings, Inc.	373,632
2,990		Merrill Lynch & Co., Inc.	230,858
8,350		Morgan Stanley	498,161
			2,977,308
		Electric: 1.9%
5,047		American Electric Power Co., Inc.	184,216
1,400		Dominion Resources, Inc.	105,140
3,650	L	Duke Energy Corp.	103,660
664	L	Southern Co.	22,596
6,980		TXU Corp.	365,682
			781,294
		Electrical Components & Equipment: 0.2%
1,137		Emerson Electric Co.	93,018
			93,018
		Electronics: 0.8%
6,200	@	Agilent Technologies, Inc.	223,200
2,850	@	Jabil Circuit, Inc.	107,873
			331,073
		Engineering & Construction: 0.3%
1,500		Fluor Corp.	129,450
			129,450
		Food: 1.2%
4,954		General Mills, Inc.	243,985
7,400		Safeway, Inc.	179,894
2,603		Supervalu, Inc.	82,255
			506,134

			PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund			as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.0% (continued)
		Forest Products & Paper: 0.2%
1,800	L	Louisiana-Pacific Corp.	51,174
472		Temple-Inland, Inc.	20,140
			71,314
		Gas: 0.7%
800	L	Nicor, Inc.	34,344
4,967		Sempra Energy	237,621
			271,965
		Hand/Machine Tools: 0.3%
1,300	L	Black & Decker Corp.	111,254
			111,254
		Healthcare - Products: 1.9%
10,040		Johnson & Johnson	578,806
3,840	L	Medtronic, Inc.	207,168
			785,974
		Healthcare - Services: 4.0%
6,180		Aetna, Inc.	315,180
2,760	@	Coventry Health Care, Inc.	164,551
2,910	@	Humana, Inc.	150,360
9,680		UnitedHealth Group, Inc.	563,666
5,640	@	WellPoint, Inc.	433,096
			1,626,853
		Insurance: 5.5%
8,480		American International Group, Inc.	562,733
5,200		AON Corp.	205,972
2,560	L	Chubb Corp.	245,120
2,960	L	Lincoln National Corp.	168,039
7,100		Metlife, Inc.	355,852
4,484		Principal Financial Group	218,460
4,881	L	Prudential Financial, Inc.	376,032
2,071		Safeco Corp.	106,677
			2,238,885
		Internet: 0.4%
4,900	@, L	Amazon.com, Inc.	183,701
			183,701
		Iron/Steel: 0.5%
2,560		Nucor Corp.	220,288
			220,288
		Leisure Time: 0.4%
1,600		Carnival Corp.	82,640
1,123		Harley-Davidson, Inc.	58,969
			141,609
		Media: 2.3%
4,740	L	McGraw-Hill Cos, Inc.	251,647
8,480		News Corp., Inc.	138,054
15,430		Time Warner, Inc.	267,093
2,520	@	Viacom, Inc.	100,699
6,400		Walt Disney Co.	179,136
			936,629

			PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund			as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.0% (continued)
		Mining: 0.4%
3,040		Freeport-McMoRan Copper & Gold, Inc.	153,915
			153,915
		Miscellaneous Manufacturing: 3.5%
2,610		3M Co.	192,070
1,750		Danaher Corp.	106,015
35,160		General Electric Co.	1,155,709
			1,453,794
		Oil & Gas: 10.6%
3,790		Burlington Resources, Inc.	341,782
13,448		ChevronTexaco Corp.	759,543
9,636	L	ConocoPhillips	587,411
4,790		Devon Energy Corp.	280,838
28,620		Exxon Mobil Corp.	1,699,166
1,900		Kerr-McGee Corp.	185,630
2,310		Sunoco, Inc.	171,171
6,020		Valero Energy Corp.	323,816
			4,349,357
		Oil & Gas Services: 0.5%
1,900		Schlumberger Ltd.	218,500
			218,500
		Packaging & Containers: 0.1%
647		Ball Corp.	27,562
			27,562
		Pharmaceuticals: 5.6%
5,240		Abbott Laboratories	231,503
3,700	L	AmerisourceBergen Corp.	170,163
4,500		Cardinal Health, Inc.	326,700
2,310	@	Express Scripts, Inc.	201,594
2,660	@	Hospira, Inc.	105,602
3,940	@	King Pharmaceuticals, Inc.	64,025
16,250		Merck & Co., Inc.	566,475
24,710		Pfizer, Inc.	647,155
			2,313,217
		Retail: 8.3%
4,890		Best Buy Co., Inc.	263,375
2,550		Circuit City Stores, Inc.	61,277
2,310	L	Darden Restaurants, Inc.	96,881
9,650		Gap, Inc.	178,911
13,750		Home Depot, Inc.	579,563
3,540		JC Penney Co., Inc.	207,586
6,210		Lowe’s Cos., Inc.	423,398
10,990		McDonald’s Corp.	383,661
596		Nordstrom, Inc.	22,648
10,140		Staples, Inc.	248,836
2,560	@, L	Starbucks Corp.	92,979
2,990		Target Corp.	162,656
8,130		Wal-Mart Stores, Inc.	368,777
1,900		Wendy’s International, Inc.	110,010
4,200		Yum! Brands, Inc.	200,340
			3,400,898

			PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund			as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.0% (continued)
		Semiconductors: 2.8%
5,600	@	Freescale Semiconductor, Inc.	151,424
20,299		Intel Corp.	418,159
5,700		National Semiconductor Corp.	159,885
14,100		Texas Instruments, Inc.	420,885
			1,150,353
		Software: 4.5%
3,710	@	Autodesk, Inc.	139,682
752		Automatic Data Processing, Inc.	34,735
3,690	@	BMC Software, Inc.	80,700
2,960	@	Citrix Systems, Inc.	95,786
5,650	@	Compuware Corp.	46,387
3,090	@, L	Intuit, Inc.	150,112
46,860		Microsoft Corp.	1,260,534
6,300	@	Novell, Inc.	59,913
25	@	Oracle Corp.	311
			1,868,160
		Telecommunications: 6.3%
17,964		AT&T, Inc.	495,627
19,600		BellSouth Corp.	618,968
38,830	@	Cisco Systems, Inc.	785,919
19,900		Motorola, Inc.	425,860
5,440		Qualcomm, Inc.	256,822
			2,583,196
		Toys/Games/Hobbies: 0.1%
2,820		Hasbro, Inc.	57,218
			57,218
		Transportation: 1.8%
3,550		CSX Corp.	196,599
5,277		Norfolk Southern Corp.	270,077
3,540		United Parcel Service, Inc.	264,473
			731,149
		Total Common Stock
		(Cost $36,967,411)	40,687,311

Principal Amount		Value

SHORT-TERM INVESTMENTS: 14.0%

	Repurchase Agreement: 0.6%
$246,000

Morgan Stanley, Repurchase Agreement dated, 02/28/06, 4.550%, due 03/01/06 $246,031 to be received upon repurchase (Collateralized by $525,000 Resolution Funding Center, 9.375%, Market Value plus accrued interest $257,093, due 10/15/20)

		$246,000
	Total Repurchase Agreement:
	(Cost $246,000)	246,000
	Securities Lending CollateralCC: 13.4%
5,495,000	The Bank of New York Institutional Cash Reserve Fund	5,495,000
	Total Securities Lending Collateral:
	(Cost $5,495,000)	5,495,000
	Total Short-Term Investments:
	(Cost $5,741,000)	$5,741,000

			PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund			as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

COMMON STOCK: 99.0% (continued)
		Total Investments in Securities
		(Cost $42,708,411)*	113.0%	$46,428,311
		Other Assets and Liabilities-Net	(13.0)	(5,351,515)
		Net Assets	100.0%	$41,076,796

	@	Non-income producing security
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $43,187,338.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,849,826
		Gross Unrealized Depreciation		(608,853)
		Net Unrealized Appreciation		$3,240,973

Information concerning open futures contracts at February 28, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-MINI Future	3	192,263	03/17/2006	(240)
		$192,263		$(240)

ING Financial Services Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 98.7%
		Banks: 26.1%
177,700		Associated Banc-Corp.	$ 6,125,319
277,307		Bank of America Corp.	12,714,525
252,939		Bank of New York	8,660,631
71,733		City National Corp.	5,448,839
162,000		Prosperity Bancshares, Inc.	4,675,320
335,719		US BanCorp.	10,377,074
113,087		Wachovia Corp.	6,340,788
262,695		Wells Fargo & Co.	16,865,019
87,386		Zions Bancorporation	7,211,093
			78,418,608
		Diversified Financial Services: 41.5%
125,391	@	Affiliated Managers Group	12,342,236
112,308		American Express Co.	6,051,155
97,166		Capital One Financial Corp.	8,511,742
71,400		CIT Group, Inc.	3,839,178
352,800		Citigroup, Inc.	16,359,335
219,374		Countrywide Financial Corp.	7,564,016
105,526		Fannie Mae	5,770,162
61,080		Franklin Resources, Inc.	6,271,694
85,117		Freddie Mac	5,736,035
87,973		Goldman Sachs Group, Inc.	12,429,705
314,198		JPMorgan Chase & Co.	12,926,106
42,216		Lehman Brothers Holdings, Inc.	6,161,425
153,254		Merrill Lynch & Co., Inc.	11,832,741
151,665		Morgan Stanley	9,048,334
			124,843,864
		Home Builders: 1.7%
151,680		DR Horton, Inc.	5,173,805
			5,173,805
		Insurance: 27.5%
138,345	@@	ACE Ltd.	7,709,967
121,200		Aflac, Inc.	5,605,500
50,992		Allstate Corp.	2,793,342
184,871		American International Group, Inc.	12,268,039
148,500	@@	Axis Capital Holdings Ltd.	4,597,560
96,400	@@	Endurance Specialty Holdings Ltd.	3,036,600
222,699		Genworth Financial, Inc.	7,086,282
77,436		Hartford Financial Services Group, Inc.	6,379,178
71,400	@@	IPC Holdings Ltd.	1,875,678
57,915		Lincoln National Corp.	3,287,835
74,650		PMI Group, Inc.	3,232,345
72,188		Prudential Financial, Inc.	5,561,364
56,286		Radian Group, Inc.	3,194,231
63,500		Reinsurance Group Of America	2,935,605
190,705		St. Paul Cos.	8,196,501
73,400	@@	XL Capital Ltd.	4,958,170
			82,718,197
		Real Estate Investment Trust: 1.1%
146,706		KKR Financial Corp.	3,355,166
			3,355,166

	PORTFOLIO OF INVESTMENTS
ING Financial Services Fund		as of February 28, 2006(Unaudited)(continued)

Shares		Value

COMMON STOCK: 98.7% (continued)
	Software: 0.8%
52,634	First Data Corp.	2,375,372
		2,375,372
	Total Common Stock
	(Cost $222,520,200)	296,885,012

Principal
Amount				Value

SHORT-TERM INVESTMENT: 1.4%
		Repurchase Agreement: 1.4%
$4,188,000		Goldman Sachs Repurchase Agreement		$4,188,000
		dated 02/28/06, 4.550%, due 03/01/06,
		$4,188,529 to be received upon repurchase
		(Collateralized by $4,400,000 Federal
		Home Loan Mortgage Corporation,
		4.125%, Market Value plus accrued interest
		$4,271,964, due 07/12/10)		4,188,000
		Total Short-Term Investments:
		(Cost $4,188,000)		$4,188,000
		Total Investments in Securities
		(Cost $226,708,200)*	100.1%	$301,073,012
		Other Assets and Liabilities-Net	(0.1)	(187,096)
		Net Assets	100.0%	$300,885,916

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $226,872,965.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$77,986,177
		Gross Unrealized Depreciation		(3,786,130)
		Net Unrealized Appreciation		$74,200,047

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 97.7%
		Aerospace/Defense: 6.3%
154,420		Boeing Co.	$11,224,790
70,730		General Dynamics Corp.	8,718,887
			19,943,677
		Banks: 5.0%
219,390	L	Commerce BanCorp, Inc.	7,277,166
81,420	@@, L	UBS AG	8,649,247
			15,926,413
		Biotechnology: 2.2%
62,560	@, L	Amgen, Inc.	4,722,654
31,070	@	Genzyme Corp.	2,154,394
			6,877,048
		Commercial Services: 1.6%
43,890		Equifax, Inc.	1,608,130
51,770		Moody’s Corp.	3,468,590
			5,076,720
		Computers: 9.2%
135,330	@, L	Apple Computer, Inc.	9,275,518
419,150	@, L	Network Appliance, Inc.	13,899,014
97,240	@, L	Sandisk Corp.	5,867,462
			29,041,994
		Cosmetics/Personal Care: 1.1%
55,340		Procter & Gamble Co.	3,316,526
			3,316,526
		Diversified Financial Services: 15.2%
23,940		Chicago Mercantile Exchange	10,188,864
403,288		Countrywide Financial Corp.	13,905,370
106,470		Franklin Resources, Inc.	10,932,340
56,450		Legg Mason, Inc.	7,371,806
137,130	@, L	Nasdaq Stock Market, Inc.	5,555,136
			47,953,516
		Engineering & Construction: 1.3%
47,600		Fluor Corp.	4,107,880
			4,107,880
		Healthcare - Products: 5.5%
238,420		Medtronic, Inc.	12,862,759
97,490		St. Jude Medical, Inc.	4,445,544
			17,308,303
		Healthcare - Services: 7.2%
71,455	@	Coventry Health Care, Inc.	4,260,147
210,790		UnitedHealth Group, Inc.	12,274,302
80,830	@	WellPoint, Inc.	6,206,936
			22,741,385

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.7% (continued)
		Home Builders: 1.7%
74,160	L	DR Horton, Inc.	2,529,598
49,630	L	Lennar Corp.	2,970,852
			5,500,450
		Insurance: 0.9%
25,350		Progressive Corp.	2,723,858
			2,723,858
		Internet: 2.1%
18,630	@	Google, Inc.	6,755,611
			6,755,611
		Lodging: 2.3%
12,950	@, L	Las Vegas Sands Corp.	690,883
101,920		Starwood Hotels & Resorts Worldwide, Inc.	6,471,920
			7,162,803
		Media: 0.9%
72,500	@	Viacom, Inc.	2,897,100
			2,897,100
		Mining: 2.5%
213,320	@@, L	Cameco Corp.	7,918,438
			7,918,438
		Miscellaneous Manufacturing: 1.3%
70,880	L	Danaher Corp.	4,293,910
			4,293,910
		Oil & Gas: 1.4%
99,320	@@	Petro - Canada	4,544,883
			4,544,883
		Oil & Gas Services: 1.7%
79,070		Halliburton Co.	5,376,760
			5,376,760
		Pharmaceuticals: 9.4%
285,330	@@	AstraZeneca PLC ADR	13,196,513
105,330	@, @@, L	Elan Corp. PLC ADR	1,337,691
51,690	@	Gilead Sciences, Inc.	3,218,736
147,070	@@, L	Sanofi-Synthelabo SA ADR	6,269,594
307,960		Schering-Plough Corp.	5,697,260
			29,719,794
		Retail: 1.2%
57,480		Abercrombie & Fitch Co.	3,869,554
			3,869,554
		Semiconductors: 2.6%
119,670	@, @@	Marvell Technology Group Ltd.	7,326,197
18,800	@	Nvidia Corp.	886,044
			8,212,241

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.7% (continued)
		Software: 10.5%
269,370	L	Adobe Systems, Inc.	10,403,067
221,130	@, L	Electronic Arts, Inc.	11,492,126
301,470		Microsoft Corp.	8,109,543
51,560	@, L	Pixar, Inc.	3,289,528
			33,294,264
		Telecommunications: 4.6%
82,440	@@	America Movil SA de CV ADR	2,863,141
250,050		Qualcomm, Inc.	11,804,861
			14,668,002
		Total Common Stock
		(Cost $263,210,569)	309,231,130

Principal Amount				Value

SHORT-TERM INVESTMENTS: 24.0%
		Federal Home Loan Bank 2.5%
$8,036,000		Discount Note, 4.100%, due 03/01/06		$8,035,085
		Total U.S. Government Agency Obligations:
		(Cost $8,035,085)		$8,035,085
		Securities Lending Collateralcc 21.5%
68,025,000		The Bank of New York Institutional Cash Reserves Fund		68,025,000
		Total Securities Lending Collateral:
		(Cost $68,025,000)		$68,025,000
		Total Short-Term Investments:
		(Cost $76,060,085)		$76,060,085
		Total Investments in Securities
		(Cost $339,270,654)*	121.7%	$385,291,215
		Other Assets and Liabilities-Net	(21.7)	(68,639,468)
		Net Assets	100.0%	$316,651,747

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	CC	Securities Purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $340,235,407.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$48,479,949
		Gross Unrealized Depreciation		(3,424,141)
		Net Unrealized Appreciation		$45,055,808

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.7%
		Agriculture: 2.3%
15,480		Altria Group, Inc.	$1,113,012
			1,113,012
		Auto Manufacturers: 7.6%
226,970		Ford Motor Co.	1,808,951
94,890		General Motors Corp.	1,927,216
			3,736,167
		Auto Parts & Equipment: 0.2%
330,390		Delphi Corp.	105,725
			105,725
		Computers: 11.8%
56,490		Electronic Data Systems Corp.	1,508,283
14,980		Hewlett-Packard Co.	491,494
11,620		International Business Machines Corp.	932,389
24,280	@	Lexmark International, Inc.	1,143,345
207,620	@	Sun Microsystems, Inc.	865,775
128,760	@	Unisys Corp.	860,117
			5,801,403
		Diversified Financial Services: 4.2%
8,200		Citigroup, Inc.	380,234
40,830		JPMorgan Chase & Co.	1,679,746
			2,059,980
		Food: 11.0%
56,653		Albertson's, Inc.	1,441,252
11,860		Kraft Foods, Inc.	356,867
76,730	@	Kroger Co.	1,537,669
84,710		Safeway, Inc.	2,059,300
			5,395,088
		Healthcare - Services: 2.2%
139,570	@	Tenet Healthcare Corp.	1,101,207
			1,101,207
		Insurance: 2.4%
3,670		Loews Corp.	338,594
4,690		Marsh & McLennan Cos., Inc.	144,968
16,740		Nationwide Financial Services	717,476
			1,201,038
		Media: 2.5%
19,560		Gannett Co., Inc.	1,215,850
			1,215,850
		Miscellaneous Manufacturing: 4.0%
69,860		Eastman Kodak Co.	1,959,573
			1,959,573

		PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund		as of February 28, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 96.7% (continued)
		Office/Business Equipment: 3.6%
120,500	@	Xerox Corp.		1,795,450
				1,795,450
		Pharmaceuticals: 18.5%
87,440		Bristol-Myers Squibb Co.		2,019,864
62,600		Merck & Co., Inc.		2,182,236
85,530		Pfizer, Inc.		2,240,031
90,740		Schering-Plough Corp.		1,678,690
19,170		Wyeth		954,666
				9,075,487
		Pipelines: 1.0%
36,210		El Paso Corp.		473,627
				473,627
		Semiconductors: 4.6%
56,290		Intel Corp.		1,159,574
71,670	@	Micron Technology, Inc.		1,111,602
				2,271,176
		Telecommunications: 18.3%
69,930		AT&T, Inc.		1,929,369
55,760	@	Avaya, Inc.		620,051
83,660		BellSouth Corp.		2,641,983
587,190	@	Lucent Technologies, Inc.		1,644,132
63,140		Verizon Communications, Inc.		2,127,818
				8,963,353
		Toys/Games/Hobbies: 2.5%
73,190		Mattel, Inc.		1,233,252
				1,233,252
		Total Common Stock
		(Cost $47,678,694)		47,501,388
		Total Investments in Securities
		(Cost $47,678,694)*	96.7%	$47,501,388
		Other Assets and Liabilities-Net	3.3	1,597,080
		Net Assets	100.0%	$49,098,468

	@	Non-income producing security
	*	Cost for federal income tax purposes is the same for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,536,323
		Gross Unrealized Depreciation		(4,713,629)
		Net Unrealized Depreciation		$(177,306)

			PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund			as of February 28, 2006(Unaudited)
Shares			Value

COMMON STOCK: 98.8%
		Apparel: 3.7%
41,500	@, L	Carter’s, Inc.	$2,655,585
166,300	@	Coach, Inc.	5,940,236
93,800	@, @@	Gildan Activewear, Inc.	4,683,434
			13,279,255
		Banks: 1.1%
46,015		Zions Bancorporation	3,797,158
			3,797,158
		Biotechnology: 2.0%
192,440	@, L	Celgene Corp.	7,312,720
			7,312,720
		Coal: 2.3%
171,600	L	Peabody Energy Corp.	8,283,132
			8,283,132
		Computers: 3.7%
149,202	@	Micros Systems, Inc.	6,458,955
184,300	@, L	Seagate Technology, Inc.	4,896,851
91,800	@, L	Western Digital Corp.	2,042,550
			13,398,356
		Distribution/Wholesale: 2.2%
137,000	@, L	Wesco International, Inc.	7,852,840
			7,852,840
		Diversified Financial Services: 4.8%
299,500	@, L	E*Trade Financial Corp.	7,661,210
75,900	@, L	Investment Technology Group, Inc.	3,451,932
48,500		Legg Mason, Inc.	6,333,615
			17,446,757
		Electrical Components & Equipment: 1.7%
143,200		Ametek, Inc.	6,134,688
			6,134,688
		Electronics: 2.5%
127,658	@	Jabil Circuit, Inc.	4,831,855
83,300	@	Thomas & Betts Corp.	4,098,360
			8,930,215
		Energy - Alternate Sources: 1.2%
204,700	@, L	KFX, Inc.	4,274,136
			4,274,136
		Healthcare - Products: 9.7%
85,600		CR Bard, Inc.	5,605,944
188,100	@	Gen-Probe, Inc.	9,397,476
257,600	@, L	Hologic, Inc.	12,321,008
67,300	@	Kyphon, Inc.	2,403,283
114,530	@	St. Jude Medical, Inc.	5,222,568
			34,950,279

			PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund			as of February 28, 2006(Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.8% (continued)
		Healthcare - Services: 3.6%
177,500	@	Community Health Systems, Inc.	6,730,800
106,720	@	Coventry Health Care, Inc.	6,362,646
			13,093,446
		Home Furnishings: 1.8%
58,000		Harman International Industries, Inc.	6,400,300
			6,400,300
		Household Products/Wares: 1.1%
52,300		Fortune Brands, Inc.	4,055,865
			4,055,865
		Insurance: 1.4%
96,700	@, L	ProAssurance Corp.	4,959,743
			4,959,743
		Internet: 0.8%
103,700	@	aQuantive, Inc.	2,757,383
			2,757,383
		Lodging: 4.3%
95,100	L	Harrah’s Entertainment, Inc.	6,839,592
165,500		Hilton Hotels Corp.	4,005,100
68,900		Station Casinos, Inc.	4,716,205
			15,560,897
		Machinery - Diversified: 2.7%
140,000		Rockwell Automation, Inc.	9,543,800
			9,543,800
		Miscellaneous Manufacturing: 4.8%
133,700		Donaldson Co., Inc.	4,634,042
93,600		ITT Industries, Inc.	4,914,000
167,900		Roper Industries, Inc.	7,567,253
			17,115,295
		Oil & Gas: 2.1%
107,300		ENSCO International, Inc.	4,795,237
82,700	@	Southwestern Energy Co.	2,653,843
			7,449,080
		Oil & Gas Services: 5.2%
112,100	@	Cooper Cameron Corp.	4,540,050
108,100	@	Dresser-Rand Group, Inc.	2,733,849
60,200	@, L	National-Oilwell, Inc.	3,664,976
67,200	L	Smith International, Inc.	2,602,656
124,100	@, L	Veritas DGC, Inc.	5,228,333
			18,769,864
		Pharmaceuticals: 7.4%
44,500	L	Allergan, Inc.	4,817,570
98,300	@	Barr Pharmaceuticals, Inc.	6,603,794
131,000	@	Endo Pharmaceuticals Holdings, Inc.	4,129,120
119,600	@	Hospira, Inc.	4,748,120
113,300	@	Medco Health Solutions, Inc.	6,313,076
			26,611,680

			PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund			as of February 28, 2006(Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.8% (continued)
		Retail: 5.2%
122,850		Advance Auto Parts	5,079,848
108,300	@, L	Childrens Place	5,054,361
134,305	@	Office Depot, Inc.	4,792,002
51,500	@, L	Panera Bread Co.	3,649,290
			18,575,501
		Semiconductors: 10.3%
164,300	@	Advanced Micro Devices, Inc.	6,353,480
153,800	@, @@, L	ASML Holding NV	3,180,584
214,050	@	Broadcom Corp.	9,651,515
156,500		Linear Technology Corp.	5,768,590
184,800	@	MEMC Electronic Materials, Inc.	6,188,952
208,200		National Semiconductor Corp.	5,840,010
			36,983,131
		Software: 5.6%
121,400	L	Adobe Systems, Inc.	4,688,468
81,800	@	Ansys, Inc.	3,878,956
166,400		Autodesk, Inc.	6,264,960
71,700	@	D&B Corp.	5,215,458
			20,047,842
		Telecommunications: 6.0%
366,800	@, L	Arris Group, Inc.	4,654,692
241,100	@	Comverse Technology, Inc.	6,934,036
106,900	@	NII Holdings, Inc.	5,475,418
307,700	@	Tellabs, Inc.	4,520,113
			21,584,259
		Transportation: 1.6%
132,200		CH Robinson Worldwide, Inc.	5,925,204
			5,925,204
		Total Common Stock
		(Cost $278,097,009)	355,092,826

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 15.4%
		Repurchase Agreement: 1.5%
$5,217,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$ 5,217,659 to be received upon repurchase
		(Collateralized by $5,406,000 Federal
		Home Loan Mortgage Corporation,
		3.875%, Market Value plus accrued interest
		$ 5,321,762, due 06/15/08)	$5,217,000
		Total Repurchase Agreement
		(Cost $5,217,000)	5,217,000
		Securities Lending CollateralCC: 13.9%
50,028,000		The Bank of New York Institutional Cash Reserve Fund	50,028,000
		Total Securities Lending Collateral
		(Cost $50,028,000)	50,028,000

		PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund		as of February 28, 2006(Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 15.4% (continued)
		Total Short-Term Investments:
		(Cost $55,245,000)		$55,245,000
		Total Investments in Securities
		(Cost $333,342,009)*	114.2%	$410,337,826
		Other Assets and Liabilities-Net	(14.2)	(51,060,747)
		Net Assets	100.0%	$359,277,079

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $333,376,639.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$80,040,995
		Gross Unrealized Depreciation		(3,079,808)
		Net Unrealized Appreciation		$76,961,187

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 75.1%
		Aerospace/Defense: 0.8%
24,500	@	Orbital Sciences Corp.	$373,135
			373,135
		Agriculture: 0.6%
8,800		Archer-Daniels-Midland Co.	279,136
			279,136
		Chemicals: 3.6%
24,600		Aceto Corp.	182,286
55,000	@	Mosaic Co.	874,500
34,700		Sensient Technologies Corp.	621,824
			1,678,610
		Cosmetics/Personal Care: 0.5%
800	@@	Kao Corp. ADR	218,260
			218,260
		Distribution/Wholesale: 1.3%
7,000		CDW Corp.	398,020
4,400	@	Tech Data Corp.	182,732
			580,752
		Electric: 10.7%
18,700		Alliant Energy Corp.	618,970
12,400		DTE Energy Co.	536,920
24,500	@@	Energias de Portugal SA ADR	855,540
17,600		Idacorp, Inc.	579,744
6,300	@@	Korea Electric Power Corp. ADR	139,923
10,700	@	NRG Energy, Inc.	462,775
34,600		PNM Resources, Inc.	856,350
1,100		Progress Energy, Inc.	48,818
39,800		Puget Energy, Inc.	858,088
			4,957,128
		Electronics: 1.9%
6,600	@@	Kyocera Corp. ADR	585,354
12,900	@	OSI Systems, Inc.	267,675
			853,029
		Engineering & Construction: 0.7%
9,100	@	Shaw Group, Inc.	303,485
			303,485
		Environmental Control: 1.6%
70,200	@	Allied Waste North America, Inc.	751,842
			751,842
		Food: 10.8%
13,800		Albertson’s, Inc.	351,072
40,500		ConAgra Foods, Inc.	851,715
39,300		Del Monte Foods Co.	427,584
39,400	@	Kroger Co.	789,576

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.1% (continued)
23,200		Sara Lee Corp.	409,944
9,100	@	Smithfield Foods, Inc.	240,513
142,100		Tyson Foods, Inc.	1,922,613
			4,993,017
		Forest Products & Paper: 4.3%
18,200		Bowater, Inc.	473,564
21,400	@	Buckeye Technologies, Inc.	188,534
122,000	@@	Domtar, Inc.	658,800
51,000		Wausau-Mosinee Paper Corp.	663,000
			1,983,898
		Home Builders: 0.4%
11,100	@@	Sekisui House Ltd. ADR	170,105
			170,105
		Insurance: 0.5%
4,200		AON Corp.	166,362
2,400	@	CNA Financial Corp.	74,208
			240,570
		Machinery - Construction & Mining: 0.0%
300	@@	Komatsu Ltd. ADR	21,602
			21,602
		Machinery - Diversified: 7.1%
115,100	@	AGCO Corp.	2,250,205
2,700		Alamo Group, Inc.	64,422
3,800	@@	CNH Global NV	96,026
15,700		Lindsay Manufacturing Co.	384,650
700	@@	Metso Oyj ADR	25,830
14,100		Tecumseh Products Co.	318,801
3,400		Tennant Co.	158,780
			3,298,714
		Media: 1.8%
27,900	@	Scholastic Corp.	820,818
			820,818
		Mining: 19.6%
13,900	@@	Alumina Ltd. ADR	285,089
14,700	@@	Anglo American PLC ADR	550,662
19,150	@@	Anglogold Ashanti Ltd. ADR	975,118
62,300	@, @@	Apex Silver Mines Ltd.	1,439,753
12,200	@, @@	Banro Corp.	136,030
44,895	@@	Barrick Gold Corp.	1,228,776
307,600	@, @@	Bema Gold Corp.	1,270,388
75,200	@, @@	Crystallex International Corp.	216,576
79,600	@, @@	Eldorado Gold Corp.	342,280
84,700	@, @@	Entree Gold, Inc.	173,635
9,000	@@	Falconbridge Ltd.	290,160
15,800	@, @@	Gammon Lake Resources, Inc.	253,432
5,800	@@	Impala Platinum Holdings Ltd. ADR	246,788
600	@@	Inco Ltd.	28,992
28,500	@@	Lihir Gold Ltd. ADR	901,455
33,700	@, @@	Novagold Resources, Inc.	412,825
47,800	@, @@	Orezone Resources, Inc.	97,990
115,600	@, @@	RIO Narcea Gold Mines Ltd.	212,704
			9,062,653

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 75.1% (continued)
		Oil & Gas: 0.5%
796		Kerr-McGee Corp.	77,769
2,500	@@	Nexen, Inc.	130,400
			208,169
		Oil & Gas Services: 0.4%
3,100	@@	Technip SA ADR	186,806
			186,806
		Real Estate Investment Trust: 0.7%
55,500		MFA Mortgage Investments, Inc.	328,560
			328,560
		Telecommunications: 1.8%
40,500	@@	KT Corp. ADR	827,010
			827,010
		Transportation: 4.6%
25,900	@	Genco Shipping & Trading Ltd.	422,947
59,500	@@	Navios Maritime Holdings, Inc.	282,625
10,869	@@	TNT NV ADR	353,677
12,000		Union Pacific Corp.	1,062,600
			2,121,849
		Water: 0.9%
20,700	@@	Cia de Saneamento Basico do Estado de Sao Paulo ADR	407,997
			407,997
		Total Common Stock (Cost $29,971,362)	34,667,145

Principal Amount		Value

CONVERTIBLE BOND: 14.9%
	Auto Parts & Equipment: 2.6%
$2,663,000	Lear Corp., 5.120%, due 02/20/22	$1,198,350
		1,198,350
	Computers: 0.6%
290,000	Quantum Corp., 4.375%, due 08/01/10	296,525
		296,525
	Electrical Components & Equipment: 2.8%
1,754,000	GrafTech International Ltd., 1.625%, due 01/15/24	1,273,843
		1,273,843
	Electronics: 0.4%
172,000	FEI Co., 5.500%, due 08/15/08	172,000
		172,000
	Environmental Control: 1.2%
652,000	Allied Waste North America, Inc., 4.250%, due 04/15/34	577,835
		577,835
	Media: 1.8%
852,000	EchoStar Communications Corp., 5.750%, due 05/15/08	841,350
		841,350

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount				Value

CONVERTIBLE BOND: 14.9% (continued)
		Mining: 0.8%
379,000	@@	Apex Silver Mines Ltd., 2.875%, due 03/15/24		359,103
				359,103
		Semiconductors: 3.5%
655,000		Axcelis Technologies, Inc., 4.250%, due 01/15/07		654,181
262,000		Brooks Automation, Inc., 4.750%, due 06/01/08		256,105
352,000		International Rectifier Corp., 4.250%, due 07/15/07		344,520
356,000		Triquint Semiconductor, Inc., 4.000%, due 03/01/07		350,215
				1,605,021
		Telecommunications: 1.2%
617,000		Adaptec, Inc., 0.750%, due 12/22/23		548,359
				548,359
		Total Convertible Bonds (Cost $6,707,727)		6,872,386
		Total Long-Term Investments:
		(Cost $36,679,089)		$41,539,531

SHORT-TERM INVESTMENTS: 10.3%
		Federal Home Loan Bank: 10.3%
4,773,000		Discount Note, 4.100%, due 03/01/06		4,772,456
		Total Short-Term Investments: (Cost $4,772,456)		$4,772,456
		Total Investments in Securities (Cost $41,451,545)*	100.3%	$46,311,987
		Other Assets and Liabilities-Net	(0.3)	(134,108)
		Net Assets	100.0%	$46,177,879

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $41,490,672.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,389,648
		Gross Unrealized Depreciation		(568,333)
		Net Unrealized Appreciation		$4,821,315

PORTFOLIO OF INVESTMENTS

ING MidCap Value Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		Apparel: 2.4%
153,823	@, @@	Tommy Hilfiger	$2,545,771
			2,545,771
		Auto Parts & Equipment: 14.9%
99,060		American Axle & Manufacturing Holdings, Inc.	1,606,753
196,910		ArvinMeritor, Inc.	3,296,273
133,700		Cooper Tire & Rubber Co.	1,992,130
381,310	L	Dana Corp.	671,106
1,010,570		Delphi Corp.	323,382
159,090	@, L	Goodyear Tire & Rubber Co.	2,279,760
119,460	L	Lear Corp.	2,491,936
595,335	@, L	Visteon Corp.	2,774,261
			15,435,601
		Banks: 2.6%
337,900	@@	W Holding Co., Inc.	2,716,716
			2,716,716
		Beverages: 0.8%
12,600		Molson Coors Brewing Co.	790,650
			790,650
		Chemicals: 7.8%
252,960		Chemtura Corp.	2,802,797
123,500	@, L	Huntsman Corp.	2,520,635
152,000		Sensient Technologies Corp.	2,723,840
			8,047,272
		Commercial Services: 3.4%
78,346	@	Convergys Corp.	1,360,870
92,350	@, L	Rent - A - Center, Inc.	2,155,449
			3,516,319
		Computers: 7.3%
705,400	@, L	Gateway, Inc.	1,664,744
33,980	@, L	Synopsys, Inc.	743,143
769,150	@, L	Unisys Corp.	5,137,922
			7,545,809
		Electric: 0.1%
4,390	@, L	Mirant Corp.	107,994
			107,994
		Electronics: 11.1%
302,700	@, L	Kemet Corp.	2,697,057
1,021,840	@	Sanmina-SCI Corp.	3,944,302
1,343,672	@, L	Solectron Corp.	4,850,656
			11,492,015
		Food: 11.8%
149,800	L	Albertson’s, Inc.	3,810,912
349,030		Del Monte Foods Co.	3,797,446

PORTFOLIO OF INVESTMENTS

ING MidCap Value Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.6% (continued)
180,480		Safeway, Inc.	4,387,469
818,464	@, L	Winn-Dixie Stores, Inc.	298,739
			12,294,566
		Healthcare - Services: 4.5%
588,400	@, L	Tenet Healthcare Corp.	4,642,476
			4,642,476
		Home Furnishings: 2.8%
169,220		Maytag Corp.	2,910,584
			2,910,584
		Household Products/Wares: 2.1%
105,700		American Greetings	2,217,586
			2,217,586
		Insurance: 3.8%
19,900		Nationwide Financial Services	852,914
214,250	L	Phoenix Cos., Inc.	3,074,488
			3,927,402
		Machinery - Diversified: 3.0%
161,000	@, L	AGCO Corp.	3,147,550
			3,147,550
		Office/Business Equipment: 2.1%
163,060	L	IKON Office Solutions, Inc.	2,144,239
			2,144,239
		Pipelines: 1.1%
205,540	@, L	Dynegy, Inc.	1,111,971
			1,111,971
		Semiconductors: 6.3%
361,599	@, L	Agere Systems, Inc.	4,856,275
111,958	@	Micron Technology, Inc.	1,736,469
			6,592,744
		Telecommunications: 9.7%
711,366	@	3Com Corp.	3,307,850
994,030	@	Cincinnati Bell, Inc.	4,065,583
434,090	@, L	Utstarcom, Inc.	2,713,063
			10,086,496
		Total Common Stock (Cost $125,647,480)	101,273,761
WARRANTS: 0.1%
		Electric: 0.1%
14,097	@, L	Mirant Corp.	147,314
		Total Warrants (Cost $502,410)	147,314
		Total Long-Term Investments: (Cost $126,149,890)	$101,421,075

PORTFOLIO OF INVESTMENTS

ING MidCap Value Fund	as of February 28, 2006 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 25.9%
		U.S. Government Agency Obligation: 0.3%
$247,000		Federal Home Loan Bank, 4.100%, due 03/01/06		$246,972
		Total U.S. Government Agency Obligations
		(Cost $246,974)		246,972
		Securities Lending CollateralCC: 25.6%
26,591,000		The Bank of New York Institutional Cash Reserve Fund		26,591,000
		Total Securities Lending Collateral (Cost $26,591,000)		26,591,000
		Total Short-Term Investments: (Cost $26,837,792)		$26,837,972
		Total Investments in Securities (Cost $152,987,682)*	123.6%	$128,259,047
		Other Assets and Liabilities-Net	(23.6)	(24,503,461)
		Net Assets	100.0%	$103,755,586

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $153,049,416.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,020,548
		Gross Unrealized Depreciation		(32,810,917)
		Net Unrealized Depreciation		$(24,790,369)

PORTFOLIO OF INVESTMENTS

ING Opportunistic LargeCap Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%
		Aerospace/Defense: 6.4%
1,800		Boeing Co.	$130,842
1,500		Lockheed Martin Corp.	109,305
2,100		Raytheon Co.	91,140
			331,287
		Agriculture: 2.4%
3,900		Archer-Daniels-Midland Co.	123,708
			123,708
		Apparel: 2.1%
1,900		Polo Ralph Lauren Corp.	110,124
			110,124
		Beverages: 2.9%
2,500		PepsiCo, Inc.	147,775
			147,775
		Building Materials: 1.2%
1,000	@@	Cemex SA de CV ADR	61,760
			61,760
		Chemicals: 1.8%
4,264		Celanese Corp.	91,250
			91,250
		Commercial Services: 8.7%
4,900	@@	Accenture Ltd.	160,034
1,300		Equifax, Inc.	47,632
2,800		McKesson Corp.	151,564
1,300		Pharmaceutical Product Development, Inc.	90,467
			449,697
		Computers: 2.8%
4,400		Hewlett-Packard Co.	144,364
			144,364
		Diversified Financial Services: 2.6%
6,100	@	TD Ameritrade Holding Corp.	132,736
			132,736
		Electric: 2.2%
2,200		TXU Corp.	115,258
			115,258
		Engineering & Construction: 2.4%
2,400	@	McDermott International, Inc.	123,720
			123,720
		Food: 2.0%
1,500	@@	Unilever NV	104,385
			104,385

PORTFOLIO OF INVESTMENTS

ING Opportunistic LargeCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.8% (continued)
		Healthcare - Services: 7.7%
2,800		Aetna, Inc.	142,800
2,300	@	Coventry Health Care, Inc.	137,126
2,000		UnitedHealth Group, Inc.	116,460
			396,386
		Insurance: 9.0%
1,400		Chubb Corp.	134,050
2,000		Prudential Financial, Inc.	154,080
3,100		WR Berkley Corp.	179,459
			467,589
		Media: 1.0%
1,000		McGraw-Hill Cos, Inc.	53,090
			53,090
		Oil & Gas: 2.1%
700		Burlington Resources, Inc.	63,126
800		Devon Energy Corp.	46,904
			110,030
		Packaging & Containers: 2.3%
6,516	@	Crown Holdings, Inc.	119,243
			119,243
		Pharmaceuticals: 11.2%
3,800		AmerisourceBergen Corp.	174,762
1,000	@@	AstraZeneca PLC ADR	46,250
1,500		Cardinal Health, Inc.	108,900
1,500	@	Express Scripts, Inc.	130,904
7,400	@	King Pharmaceuticals, Inc.	120,250
			581,066
		Retail: 8.9%
1,900		Best Buy Co., Inc.	102,334
2,800		Darden Restaurants, Inc.	117,432
2,800		Nordstrom, Inc.	106,400
5,400		Staples, Inc.	132,516
			458,682
		Semiconductors: 6.7%
3,100	@	Lam Research Corp.	133,610
4,900		National Semiconductor Corp.	137,445
2,600		Texas Instruments, Inc.	77,610
			348,665
		Software: 9.9%
1,400		Autodesk, Inc.	52,710
9,800	@	BEA Systems, Inc.	112,406
6,600	@	BMC Software, Inc.	144,342
6,100	@	Compuware Corp.	50,081
1,900	@	Intuit, Inc.	92,302
6,300	@	Novell, Inc.	59,913
			511,754
		Telecommunications: 1.5%
3,700		Motorola, Inc.	79,180
			79,180

PORTFOLIO OF INVESTMENTS

ING Opportunistic LargeCap Fund	as of February 28, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 97.8% (continued)
		Total Common Stock
		(Cost $4,862,256)		5,061,749
		Total Investments in Securities
		(Cost $4,862,256)*	97.8%	$5,061,749
		Other Assets and Liabilities-Net	2.2	115,344
		Net Assets	100.0%	$5,177,093

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$288,552
		Gross Unrealized Depreciation		(89,059)
		Net Unrealized Appreciation		$199,493

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 20.5%
		Advertising: 0.0%
1,300	@	Interpublic Group of Cos., Inc.	$13,468
600		Omnicom Group	47,892
			61,360
		Aerospace/Defense: 0.5%
3,920		Boeing Co.	284,945
750		General Dynamics Corp.	92,453
50		L-3 Communications Holdings, Inc.	4,156
1,800		Lockheed Martin Corp.	131,166
1,035		Northrop Grumman Corp.	66,344
1,883		Raytheon Co.	81,722
460		Rockwell Collins, Inc.	24,449
4,000		United Technologies Corp.	234,000
			919,235
		Agriculture: 0.4%
6,040		Altria Group, Inc.	434,276
3,390		Archer-Daniels-Midland Co.	107,531
850		Monsanto Co.	71,298
350		Reynolds America, Inc.	37,153
450		UST, Inc.	17,496
			667,754
		Airlines: 0.0%
2,000		Southwest Airlines Co.	33,540
			33,540
		Apparel: 0.1%
2,040	@	Coach, Inc.	72,869
350		Jones Apparel Group, Inc.	10,122
440		Liz Claiborne, Inc.	15,853
810		Nike, Inc.	70,292
220		VF Corp.	12,056
			181,192
		Auto Manufacturers: 0.1%
9,130		Ford Motor Co.	72,766
300	@	Navistar International Corp.	8,805
			81,571
		Auto Parts & Equipment: 0.0%
930	@	Goodyear Tire & Rubber Co.	13,327
530		Johnson Controls, Inc.	37,773
			51,100
		Banks: 1.3%
1,290		AmSouth Bancorp	35,798
13,571		Bank of America Corp.	622,230
2,400		Bank of New York	82,176
1,622		BB&T Corp.	64,118
500		Comerica, Inc.	28,660
350		Compass Bancshares, Inc.	17,598
180		First Horizon National Corp.	7,040
680		Huntington Bancshares, Inc.	16,354

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
1,580		Keycorp	58,887
250		M&T Bank Corp.	28,100
750		Marshall & Ilsley Corp.	33,000
1,250		Mellon Financial Corp.	45,113
1,630		National City Corp.	56,724
550		Northern Trust Corp.	28,996
1,090		PNC Financial Services Group, Inc.	76,682
1,400		Regions Financial Corp.	48,692
940		State Street Corp.	58,731
1,120		SunTrust Banks, Inc.	81,054
985		Synovus Financial Corp.	27,925
5,680		US BanCorp.	175,569
4,589		Wachovia Corp.	257,305
4,950		Wells Fargo & Co.	317,790
340		Zions Bancorporation	28,057
			2,196,599
		Beverages: 0.6%
2,290		Anheuser-Busch Cos., Inc.	95,127
380		Brown-Forman Corp.	26,737
10,170		Coca-Cola Co.	426,835
1,000		Coca-Cola Enterprises, Inc.	19,650
500	@	Constellation Brands, Inc.	13,170
570		Pepsi Bottling Group, Inc.	16,735
8,180		PepsiCo, Inc.	483,520
			1,081,774
		Biotechnology: 0.2%
3,562	@	Amgen, Inc.	268,895
200	@	Biogen Idec, Inc.	9,450
300	@	Chiron Corp.	13,701
800	@	Genzyme Corp.	55,472
200	@	Millipore Corp.	13,866
			361,384
		Building Materials: 0.1%
560		American Standard Cos, Inc.	22,165
1,250		Masco Corp.	38,988
250		Vulcan Materials Co.	19,750
			80,903
		Chemicals: 0.3%
750		Air Products & Chemicals, Inc.	48,120
2,750		Dow Chemical Co.	118,333
300		Eastman Chemical Co.	14,799
700		Ecolab, Inc.	25,333
2,800		EI Du Pont de Nemours & Co.	112,672
150		Engelhard Corp.	5,963
340		International Flavors & Fragrances, Inc.	11,774
830		PPG Industries, Inc.	50,323
1,120		Praxair, Inc.	60,458
390		Rohm & Haas Co.	19,403
400		Sherwin-Williams Co.	18,220
			485,398
		Commercial Services: 0.2%
400	@	Apollo Group, Inc.	19,752
3,000		Cendant Corp.	49,860
690		Equifax, Inc.	25,282
1,260		H&R Block, Inc.	28,098

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
1,580		McKesson Corp.	85,525
700		Moody’s Corp.	46,900
1,050		Paychex, Inc.	42,053
830		Robert Half International, Inc.	29,814
800		RR Donnelley & Sons Co.	26,928
			354,212
		Computers: 0.9%
300	@	Affiliated Computer Services, Inc.	18,876
3,280	@	Apple Computer, Inc.	224,811
550	@	Computer Sciences Corp.	29,887
6,840	@	Dell, Inc.	198,360
1,500		Electronic Data Systems Corp.	40,050
7,000	@	EMC Corp.	98,140
14,167		Hewlett-Packard Co.	464,819
4,570		International Business Machines Corp.	366,697
20	@	Lexmark International, Inc.	942
600	@	NCR Corp.	24,054
980	@	Network Appliance, Inc.	32,497
1,200	@	Unisys Corp.	8,016
			1,507,149
		Cosmetics/Personal Care: 0.5%
5		Alberto-Culver Co.	228
1,500		Colgate-Palmolive Co.	81,720
13,011		Procter & Gamble Co.	779,749
			861,697
		Distribution/Wholesale: 0.0%
736		Genuine Parts Co.	32,767
300		WW Grainger, Inc.	22,212
			54,979
		Diversified Financial Services: 1.5%
3,530		American Express Co.	190,196
766		Ameriprise Financial, Inc.	34,838
300		Bear Stearns Cos, Inc.	40,332
890		Capital One Financial Corp.	77,964
3,100		Charles Schwab Corp.	50,251
600		CIT Group, Inc.	32,262
14,550		Citigroup, Inc.	674,684
1,740		Countrywide Financial Corp.	59,995
1,000	@	E*Trade Financial Corp.	25,580
610		Fannie Mae	33,355
250		Federated Investors, Inc.	9,723
550		Franklin Resources, Inc.	56,474
400		Freddie Mac	26,956
1,300		Goldman Sachs Group, Inc.	183,677
10,200		JPMorgan Chase & Co.	419,628
1,090		Lehman Brothers Holdings, Inc.	159,086
2,610		Merrill Lynch & Co., Inc.	201,518
4,190		Morgan Stanley	249,975
1,210		SLM Corp.	68,256
350		T. Rowe Price Group, Inc.	26,873
			2,621,623
		Electric: 0.6%
2,000	@	AES Corp.	34,600
500	@	Allegheny Energy, Inc.	17,880
1,180		American Electric Power Co., Inc.	43,070

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
1,000		CenterPoint Energy Resources Corp.	12,970
600		Cinergy Corp.	26,448
1,150	@	CMS Energy Corp.	16,192
850		Consolidated Edison, Inc.	38,990
550		Constellation Energy Group, Inc.	32,307
1,050		Dominion Resources, Inc.	78,855
500		DTE Energy Co.	21,650
3,700		Duke Energy Corp.	105,080
1,290		Edison International	57,224
400		Exelon Corp.	22,844
1,150		FirstEnergy Corp.	58,742
1,200		FPL Group, Inc.	50,316
1,130		Pacific Gas & Electric Co.	42,997
300		Pinnacle West Capital Corp.	12,315
1,260		PPL Corp.	40,068
700		Progress Energy, Inc.	31,066
650		Public Service Enterprise Group, Inc.	45,104
2,240		Southern Co.	76,227
750		TECO Energy, Inc.	12,795
2,580		TXU Corp.	135,166
200		Xcel Energy, Inc.	3,712
			1,016,618
		Electrical Components & Equipment: 0.1%
1,660		Emerson Electric Co.	135,805
			135,805
		Electronics: 0.1%
1,950	@	Agilent Technologies, Inc.	70,200
730		Applera Corp. - Applied Biosystems Group	20,637
580	@	Jabil Circuit, Inc.	21,953
650		PerkinElmer, Inc.	15,464
1,450	@	Sanmina-SCI Corp.	5,597
5,340	@	Solectron Corp.	19,277
50	@	Thermo Electron Corp.	1,731
450	@	Waters Corp.	19,229
			174,088
		Engineering & Construction: 0.0%
300		Fluor Corp.	25,890
			25,890
		Entertainment: 0.0%
1,050		International Game Technology	37,559
			37,559
		Environmental Control: 0.0%
1,590		Waste Management, Inc.	52,883
			52,883
		Food: 0.3%
200		Albertson’s, Inc.	5,088
500		Campbell Soup Co.	15,565
1,550		ConAgra Foods, Inc.	32,597
1,800		General Mills, Inc.	88,650
1,170		HJ Heinz Co.	44,308
760		Kellogg Co.	33,676
2,000	@	Kroger Co.	40,080
500		McCormick & Co., Inc.	16,415
1,600		Safeway, Inc.	38,896

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
2,290		Sara Lee Corp.	40,464
730		Supervalu, Inc.	23,068
800		Tyson Foods, Inc.	10,824
400		Whole Foods Market, Inc.	25,552
600		WM Wrigley Jr. Co.	38,124
			453,307
		Forest Products & Paper: 0.1%
1,500		International Paper Co.	49,155
550		Louisiana-Pacific Corp.	15,637
550		MeadWestvaco Corp.	15,301
500		Plum Creek Timber Co., Inc.	18,575
400		Temple-Inland, Inc.	17,068
800		Weyerhaeuser Co.	54,632
			170,368
		Gas: 0.0%
500		KeySpan Corp.	20,375
1,090		Sempra Energy	52,146
			72,521
		Hand/Machine Tools: 0.0%
210		Black & Decker Corp.	17,972
140		Snap-On, Inc.	5,449
410		Stanley Works	20,557
			43,978
		Healthcare - Products: 0.7%
200		Bausch & Lomb, Inc.	13,842
1,900		Baxter International, Inc.	71,915
780		Becton Dickinson & Co.	49,803
1,720	@	Boston Scientific Corp.	42,002
340		CR Bard, Inc.	22,267
960		Guidant Corp.	73,690
8,750		Johnson & Johnson	504,438
3,650		Medtronic, Inc.	196,918
1,220		St. Jude Medical, Inc.	55,632
800		Stryker Corp.	36,976
700	@	Zimmer Holdings, Inc.	48,426
			1,115,909
		Healthcare - Services: 0.5%
2,240		Aetna, Inc.	114,240
585	@	Coventry Health Care, Inc.	34,878
850	@	Humana, Inc.	43,920
50	@	Laboratory Corp. of America Holdings	2,906
100		Quest Diagnostics	5,287
6,640		UnitedHealth Group, Inc.	386,647
3,160	@	WellPoint, Inc.	242,656
			830,534
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,070
100		Whirlpool Corp.	8,979
			31,049
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	18,000
70		Clorox Co.	4,267
430		Fortune Brands, Inc.	33,347
1,470		Kimberly-Clark Corp.	86,995
			142,609

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	23,627
			23,627
		Insurance: 1.1%
850	@@	ACE Ltd	47,371
1,420		Aflac, Inc.	65,675
1,950		Allstate Corp.	106,821
370		AMBAC Financial Group, Inc.	27,806
7,700		American International Group, Inc.	510,972
1,100		AON Corp.	43,571
840		Chubb Corp.	80,430
390		Cigna Corp.	47,873
439		Cincinnati Financial Corp.	19,474
1,100		Genworth Financial, Inc.	35,002
900		Hartford Financial Services Group, Inc.	74,142
160		Jefferson-Pilot Corp.	9,640
900		Lincoln National Corp.	51,093
350		Loews Corp.	32,291
1,615		Marsh & McLennan Cos., Inc.	49,920
370		MBIA, Inc.	21,734
3,010		Metlife, Inc.	150,861
250		MGIC Investment Corp.	15,938
1,120		Principal Financial Group	54,566
550		Progressive Corp.	59,098
2,060		Prudential Financial, Inc.	158,702
630		Safeco Corp.	32,451
1,990		St. Paul Cos.	85,530
280		Torchmark Corp.	15,308
1,100		UnumProvident Corp.	22,759
			1,819,028
		Internet: 0.2%
1,200	@	Amazon.com, Inc.	44,988
3,350	@	eBay, Inc.	134,201
350	@	Monster Worldwide, Inc.	17,136
3,111	@	Symantec Corp.	52,545
700	@	VeriSign, Inc.	16,562
750	@	Yahoo!, Inc.	24,045
			289,477
		Iron/Steel: 0.1%
750		Nucor Corp.	64,538
300		United States Steel Corp.	16,350
			80,888
		Leisure Time: 0.1%
340		Brunswick Corp.	13,338
1,300		Carnival Corp.	67,145
1,100		Harley-Davidson, Inc.	57,761
500		Sabre Holdings Corp.	12,065
			150,309
		Lodging: 0.1%
1,230		Hilton Hotels Corp.	29,766
600		Marriott International, Inc.	41,040
650		Starwood Hotels & Resorts Worldwide, Inc.	41,275
			112,081

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
		Machinery - Diversified: 0.1%
700		Deere & Co.	53,389
510		Rockwell Automation, Inc.	34,767
			88,156
		Media: 0.6%
1,600		Clear Channel Communications, Inc.	45,280
6,600	@	Comcast Corp.	177,078
160		Gannett Co., Inc.	9,946
1,440		McGraw-Hill Cos, Inc.	76,450
220		Meredith Corp.	12,120
400		New York Times Co.	11,288
7,000		News Corp., Inc.	113,960
14,100		Time Warner, Inc.	244,071
770		Tribune Co.	23,562
700	@	Univision Communications, Inc.	23,415
2,405		Viacom, Inc.	58,826
2,405	@	Viacom, Inc. - Class B	96,104
5,570		Walt Disney Co.	155,904
			1,048,004
		Mining: 0.1%
500		Alcoa, Inc.	14,660
700		Freeport-McMoRan Copper & Gold, Inc.	35,441
1,300		Newmont Mining Corp.	68,796
320		Phelps Dodge Corp.	44,160
			163,057
		Miscellaneous Manufacturing: 1.0%
2,250		3M Co.	165,578
260	@	Cooper Industries Ltd.	21,762
800		Danaher Corp.	48,464
600		Dover Corp.	28,764
480		Eaton Corp.	33,442
30,680		General Electric Co.	1,008,452
2,620		Honeywell International, Inc.	107,289
550		Illinois Tool Works, Inc.	47,212
1,290	@@	Ingersoll-Rand Co.	52,929
500		ITT Industries, Inc.	26,250
350		Parker Hannifin Corp.	27,360
420		Textron, Inc.	37,006
1,200	@@	Tyco International Ltd.	30,948
			1,635,456
		Office/Business Equipment: 0.0%
620		Pitney Bowes, Inc.	26,499
2,640	@	Xerox Corp.	39,336
			65,835
		Oil & Gas: 1.9%
180		Amerada Hess Corp.	24,896
550		Anadarko Petroleum Corp.	54,538
844		Apache Corp.	56,480
1,420		Burlington Resources, Inc.	128,056
5,952		ChevronTexaco Corp.	336,169
4,882		ConocoPhillips	297,607
1,240		Devon Energy Corp.	72,701
800		EOG Resources, Inc.	53,920

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
28,340		Exxon Mobil Corp.	1,682,516
350		Kerr-McGee Corp.	34,195
970		Marathon Oil Corp.	68,482
300		Murphy Oil Corp.	14,061
400	@, @@	Nabors Industries Ltd.	26,380
1,070		Occidental Petroleum Corp.	97,948
200		Rowan Cos., Inc.	8,050
600		Sunoco, Inc.	44,460
850	@	Transocean, Inc.	63,053
2,700		Valero Energy Corp.	145,233
200		XTO Energy, Inc.	8,378
			3,217,123
		Oil & Gas Services: 0.2%
900		Baker Hughes, Inc.	61,173
1,350		Halliburton Co.	91,800
1,500		Schlumberger Ltd.	172,500
			325,473
		Packaging & Containers: 0.0%
340		Ball Corp.	14,484
250	@	Sealed Air Corp.	14,220
			28,704
		Pharmaceuticals: 1.1%
4,700		Abbott Laboratories	207,646
350		Allergan, Inc.	37,891
1,080		AmerisourceBergen Corp.	49,669
1,240		Cardinal Health, Inc.	90,024
1,320	@	Caremark Rx, Inc.	65,670
600	@	Express Scripts, Inc.	52,362
910	@	Forest Laboratories, Inc.	41,769
1,300	@	Gilead Sciences, Inc.	80,951
850	@	Hospira, Inc.	33,745
980	@	King Pharmaceuticals, Inc.	15,925
949	@	Medco Health Solutions, Inc.	52,878
8,500		Merck & Co., Inc.	296,310
600		Mylan Laboratories	13,800
21,634		Pfizer, Inc.	566,594
4,400		Schering-Plough Corp.	81,400
350	@	Watson Pharmaceuticals, Inc.	10,493
4,000		Wyeth	199,200
			1,896,327
		Pipelines: 0.0%
250		Kinder Morgan, Inc.	23,195
1,300		Williams Cos., Inc.	28,041
			51,236
		Real Estate Investment Trust: 0.1%
350		Apartment Investment & Management Co.	15,509
150		Archstone-Smith Trust	7,110
200		Equity Office Properties Trust	6,290
100		Prologis	5,252
300		Public Storage, Inc.	23,406
610		Simon Property Group LP	50,612
			108,179

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
		Retail: 1.3%
550	@	Autonation, Inc.	11,501
200	@	Autozone, Inc.	19,336
1,000	@	Bed Bath & Beyond, Inc.	36,040
1,655		Best Buy Co., Inc.	89,138
650		Circuit City Stores, Inc.	15,620
1,800		Costco Wholesale Corp.	92,304
600		Darden Restaurants, Inc.	25,164
850		Dollar General Corp.	14,807
250		Family Dollar Stores, Inc.	6,430
819		Federated Department Stores	58,182
1,670		Gap, Inc.	30,962
8,390		Home Depot, Inc.	353,639
1,000		JC Penney Co., Inc.	58,640
1,000	@	Kohl’s Corp.	48,110
1,030		Limited Brands	24,380
3,070		Lowe’s Cos., Inc.	209,313
4,850		McDonald’s Corp.	169,314
1,200		Nordstrom, Inc.	45,600
880	@	Office Depot, Inc.	31,398
300	@	Sears Holding Corp.	36,135
2,940		Staples, Inc.	72,148
2,500	@	Starbucks Corp.	90,800
2,650		Target Corp.	144,160
200		Tiffany & Co.	7,426
1,630		TJX Cos., Inc.	39,919
7,470		Wal-Mart Stores, Inc.	338,839
3,000		Walgreen Co.	134,580
310		Wendy’s International, Inc.	17,949
870		Yum! Brands, Inc.	41,499
			2,263,333
		Savings & Loans: 0.1%
800		Golden West Financial Corp.	56,824
1,000		Sovereign Bancorp, Inc.	20,830
552		Washington Mutual, Inc.	23,570
			101,224
		Semiconductors: 0.6%
1,200	@	Advanced Micro Devices, Inc.	46,404
1,050	@	Altera Corp.	21,042
1,040		Analog Devices, Inc.	39,666
4,640		Applied Materials, Inc.	85,098
1,200	@	Broadcom Corp.	54,108
1,169	@	Freescale Semiconductor, Inc.	31,610
17,380		Intel Corp.	358,028
550		Kla-Tencor Corp.	28,727
850		Linear Technology Corp.	31,331
1,000	@	LSI Logic Corp.	9,750
900		Maxim Integrated Products	35,181
1,800	@	Micron Technology, Inc.	27,918
1,650		National Semiconductor Corp.	46,283
550	@	Nvidia Corp.	25,922
300	@	QLogic Corp.	12,342
7,750		Texas Instruments, Inc.	231,338
			1,084,748
		Software: 1.0%
1,520		Adobe Systems, Inc.	58,702
1,120		Autodesk, Inc.	42,168
1,720		Automatic Data Processing, Inc.	79,447
1,010	@	BMC Software, Inc.	22,089

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 20.5% (continued)
1,441		CA, Inc.	39,138
800	@	Citrix Systems, Inc.	25,888
1,900	@	Compuware Corp.	15,599
150	@	Electronic Arts, Inc.	7,796
424		First Data Corp.	19,135
560	@	Fiserv, Inc.	23,240
650		IMS Health, Inc.	15,665
850	@	Intuit, Inc.	41,293
40,600		Microsoft Corp.	1,092,140
2,100	@	Novell, Inc.	19,971
11,210	@	Oracle Corp.	139,228
580	@	Parametric Technology Corp.	8,828
			1,650,327
		Telecommunications: 1.3%
15,292		AT&T, Inc.	421,906
250	@	Avaya, Inc.	2,780
7,150		BellSouth Corp.	225,797
680		CenturyTel, Inc.	24,466
24,120	@	Cisco Systems, Inc.	488,188
110	@	Comverse Technology, Inc.	3,164
4,450	@	Corning, Inc.	108,625
9,710		Motorola, Inc.	207,794
4,900		Qualcomm, Inc.	231,329
8,853		Sprint Corp. - FON Group	212,738
1,720	@	Tellabs, Inc.	25,267
8,340		Verizon Communications, Inc.	281,058
			2,233,112
		Textiles: 0.0%
550		Cintas Corp.	22,600
			22,600
		Toys/Games/Hobbies: 0.0%
910		Hasbro, Inc.	18,464
1,150		Mattel, Inc.	19,378
			37,842
		Transportation: 0.3%
1,160		Burlington Northern Santa Fe Corp.	91,222
840		CSX Corp.	46,519
200		FedEx Corp.	21,448
1,850		Norfolk Southern Corp.	94,683
150		Union Pacific Corp.	13,283
3,280		United Parcel Service, Inc.	245,049
			512,204
		Total Common Stock
		(Cost $25,955,954)	34,912,938

Principal Amount			Value

SHORT-TERM INVESTMENTS: 79.9%
		U.S. Government Agency Obligations: 77.1%
$100,000,000		Federal National Mortgage Association, 4.970%, due 10/11/06	$97,052,700
35,000,000		Federal National Mortgage Association, 4.970%, due 10/11/06	33,968,445
		Total U.S. Government Agency Obligations
		(Cost $131,351,501)	131,021,145

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 79.9% (continued)
		U.S. Treasury Obligations: 2.0%
3,487,000		U.S. Treasury STRIP, 4.500%, due 08/15/06		3,417,107
		Total U.S. Treasury Obligations
		(Cost $3,419,923)		3,417,107
		Repurchase Agreement: 0.8%
1,396,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$ 1,396,176 to be received upon repurchase
		(Collateralized by $1,421,000 Various Federal
		Home Loan Mortgage Corporation Obligations,
		4.125%-4.375%, Market Value plus accrued interest
		$ 1,424,140 due 11/16/07-07/12/10)		1,396,000
		Total Repurchase Agreement
		(Cost $1,396,000)		1,396,000
		Total Short-Term Investments:
		(Cost $136,167,424)		135,834,252
		Total Investments in Securities
		(Cost $162,123,378)*	100.4%	$170,747,190
		Other Assets and Liabilities-Net	(0.4)	(649,385)
		Net Assets	100.0%	$170,097,805
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $164,259,036.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,037,238
		Gross Unrealized Depreciation		(549,084)
		Net Unrealized Appreciation		$6,488,154

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 15.7%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$12,950
650		Omnicom Group	51,883
			64,833
		Aerospace/Defense: 0.4%
4,470		Boeing Co.	324,924
900		General Dynamics Corp.	110,943
100		L-3 Communications Holdings, Inc.	8,311
1,960		Lockheed Martin Corp.	142,825
1,219		Northrop Grumman Corp.	78,138
2,281		Raytheon Co.	98,995
540		Rockwell Collins, Inc.	28,701
4,480		United Technologies Corp.	262,080
			1,054,917
		Agriculture: 0.3%
6,820		Altria Group, Inc.	490,358
3,870		Archer-Daniels-Midland Co.	122,756
930		Monsanto Co.	78,008
390		Reynolds America, Inc.	41,399
550		UST, Inc.	21,384
			753,905
		Airlines: 0.0%
2,300		Southwest Airlines Co.	38,571
			38,571
		Apparel: 0.1%
2,200	@	Coach, Inc.	78,584
600		Jones Apparel Group, Inc.	17,352
530		Liz Claiborne, Inc.	19,096
920		Nike, Inc.	79,838
250		VF Corp.	13,700
			208,570
		Auto Manufacturers: 0.0%
10,290		Ford Motor Co.	82,011
350	@	Navistar International Corp.	10,273
			92,284
		Auto Parts & Equipment: 0.0%
650	@	Goodyear Tire & Rubber Co.	9,315
620		Johnson Controls, Inc.	44,187
			53,502
		Banks: 1.0%
1,100		AmSouth Bancorp	30,525
15,311		Bank of America Corp.	702,009
2,750		Bank of New York	94,160
1,811		BB&T Corp.	71,589
600		Comerica, Inc.	34,392
350		Compass Bancshares, Inc.	17,598
180		First Horizon National Corp.	7,040

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
770		Huntington Bancshares, Inc.	18,519
1,380		Keycorp	51,433
350		M&T Bank Corp.	39,340
860		Marshall & Ilsley Corp.	37,840
1,450		Mellon Financial Corp.	52,331
1,890		National City Corp.	65,772
650		Northern Trust Corp.	34,268
1,320		PNC Financial Services Group, Inc.	92,862
1,500		Regions Financial Corp.	52,170
1,040		State Street Corp.	64,979
1,300		SunTrust Banks, Inc.	94,081
1,138		Synovus Financial Corp.	32,262
6,380		US BanCorp.	197,206
5,120		Wachovia Corp.	287,078
5,700		Wells Fargo & Co.	365,940
270		Zions Bancorporation	22,280
			2,465,674
		Beverages: 0.5%
2,550		Anheuser-Busch Cos., Inc.	105,927
290		Brown-Forman Corp.	20,404
11,490		Coca-Cola Co.	482,235
1,080		Coca-Cola Enterprises, Inc.	21,222
600	@	Constellation Brands, Inc.	15,804
670		Pepsi Bottling Group, Inc.	19,671
9,210		PepsiCo, Inc.	544,403
			1,209,666
		Biotechnology: 0.2%
4,018	@	Amgen, Inc.	303,319
200	@	Biogen Idec, Inc.	9,450
400	@	Chiron Corp.	18,268
800	@	Genzyme Corp.	55,472
200	@	Millipore Corp.	13,866
			400,375
		Building Materials: 0.0%
570		American Standard Cos, Inc.	22,561
1,450		Masco Corp.	45,226
400		Vulcan Materials Co.	31,600
			99,387
		Chemicals: 0.2%
750		Air Products & Chemicals, Inc.	48,120
3,300		Dow Chemical Co.	141,999
450		Eastman Chemical Co.	22,199
750		Ecolab, Inc.	27,143
3,200		EI Du Pont de Nemours & Co.	128,768
200		Engelhard Corp.	7,950
430		International Flavors & Fragrances, Inc.	14,891
970		PPG Industries, Inc.	58,811
1,280		Praxair, Inc.	69,094
660		Rohm & Haas Co.	32,835
550		Sherwin-Williams Co.	25,053
250		Sigma-Aldrich Corp.	16,103
			592,966
		Commercial Services: 0.2%
500	@	Apollo Group, Inc.	24,690
3,450		Cendant Corp.	57,339

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
760		Equifax, Inc.	27,846
1,190		H&R Block, Inc.	26,537
1,830		McKesson Corp.	99,058
800		Moody’s Corp.	53,600
1,250		Paychex, Inc.	50,063
790		Robert Half International, Inc.	28,377
700		RR Donnelley & Sons Co.	23,562
			391,072
		Computers: 0.7%
450	@	Affiliated Computer Services, Inc.	28,314
3,730	@	Apple Computer, Inc.	255,654
650	@	Computer Sciences Corp.	35,321
7,800	@	Dell, Inc.	226,200
1,700		Electronic Data Systems Corp.	45,390
7,850	@	EMC Corp.	110,057
16,102		Hewlett-Packard Co.	528,307
5,240		International Business Machines Corp.	420,458
370	@	Lexmark International, Inc.	17,423
600	@	NCR Corp.	24,054
1,150	@	Network Appliance, Inc.	38,134
1,100	@	Unisys Corp.	7,348
			1,736,660
		Cosmetics/Personal Care: 0.4%
375		Alberto-Culver Co.	17,126
1,750		Colgate-Palmolive Co.	95,340
14,748		Procter & Gamble Co.	883,848
			996,314
		Distribution/Wholesale: 0.0%
800		Genuine Parts Co.	35,616
300		WW Grainger, Inc.	22,212
			57,828
		Diversified Financial Services: 1.2%
4,020		American Express Co.	216,598
864		Ameriprise Financial, Inc.	39,295
380		Bear Stearns Cos, Inc.	51,087
990		Capital One Financial Corp.	86,724
3,450		Charles Schwab Corp.	55,925
650		CIT Group, Inc.	34,951
16,600		Citigroup, Inc.	769,742
2,010		Countrywide Financial Corp.	69,305
1,100	@	E*Trade Financial Corp.	28,138
680		Fannie Mae	37,182
300		Federated Investors, Inc.	11,667
500		Franklin Resources, Inc.	51,340
500		Freddie Mac	33,695
1,500		Goldman Sachs Group, Inc.	211,935
11,500		JPMorgan Chase & Co.	473,110
1,220		Lehman Brothers Holdings, Inc.	178,059
2,960		Merrill Lynch & Co., Inc.	228,542
4,850		Morgan Stanley	289,351
1,410		SLM Corp.	79,538
400		T. Rowe Price Group, Inc.	30,712
			2,976,896	*
		Electric: 0.4%
2,300	@	AES Corp.	39,790

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
550	@	Allegheny Energy, Inc.	19,668
1,400		American Electric Power Co., Inc.	51,100
900		CenterPoint Energy Resources Corp.	11,673
700		Cinergy Corp.	30,856
1,350	@	CMS Energy Corp.	19,008
800		Consolidated Edison, Inc.	36,696
600		Constellation Energy Group, Inc.	35,244
1,200		Dominion Resources, Inc.	90,120
600		DTE Energy Co.	25,980
4,150		Duke Energy Corp.	117,860
1,140		Edison International	50,570
400		Exelon Corp.	22,844
1,050		FirstEnergy Corp.	53,634
1,360		FPL Group, Inc.	57,025
1,200		Pacific Gas & Electric Co.	45,660
400		Pinnacle West Capital Corp.	16,420
1,220		PPL Corp.	38,796
800		Progress Energy, Inc.	35,504
750		Public Service Enterprise Group, Inc.	52,043
2,460		Southern Co.	83,714
1,300		TECO Energy, Inc.	22,178
2,900		TXU Corp.	151,931
250		Xcel Energy, Inc.	4,640
			1,112,954
		Electrical Components & Equipment: 0.1%
1,780		Emerson Electric Co.	145,622
500		Molex, Inc.	15,915
			161,537
		Electronics: 0.1%
2,250	@	Agilent Technologies, Inc.	81,000
590		Applera Corp. - Applied Biosystems Group	16,679
540	@	Jabil Circuit, Inc.	20,439
550		PerkinElmer, Inc.	13,085
1,650	@	Sanmina-SCI Corp.	6,369
4,400	@	Solectron Corp.	15,884
100	@	Thermo Electron Corp.	3,462
400	@	Waters Corp.	17,092
			174,010
		Engineering & Construction: 0.0%
500		Fluor Corp.	43,150
			43,150
		Entertainment: 0.0%
1,200		International Game Technology	42,924
			42,924
		Environmental Control: 0.0%
1,780		Waste Management, Inc.	59,203
			59,203
		Food: 0.2%
200		Albertson’s, Inc.	5,088
650		Campbell Soup Co.	20,235
1,750		ConAgra Foods, Inc.	36,803
2,000		General Mills, Inc.	98,500
1,150		HJ Heinz Co.	43,551
870		Kellogg Co.	38,550

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
2,250	@	Kroger Co.	45,090
450		McCormick & Co., Inc.	14,774
1,400		Safeway, Inc.	34,034
2,608		Sara Lee Corp.	46,083
810		Supervalu, Inc.	25,596
900		Tyson Foods, Inc.	12,177
500		Whole Foods Market, Inc.	31,940
550		WM Wrigley Jr. Co.	34,947
			487,368
		Forest Products & Paper: 0.1%
1,700		International Paper Co.	55,709
500		Louisiana-Pacific Corp.	14,215
650		MeadWestvaco Corp.	18,083
600		Plum Creek Timber Co., Inc.	22,290
500		Temple-Inland, Inc.	21,335
900		Weyerhaeuser Co.	61,461
			193,093
		Gas: 0.0%
600		KeySpan Corp.	24,450
910		Sempra Energy	43,534
			67,984
		Hand/Machine Tools: 0.0%
250		Black & Decker Corp.	21,395
120		Snap-On, Inc.	4,670
380		Stanley Works	19,053
			45,118
		Healthcare - Products: 0.5%
150		Bausch & Lomb, Inc.	10,382
2,150		Baxter International, Inc.	81,378
890		Becton Dickinson & Co.	56,827
2,030	@	Boston Scientific Corp.	49,573
400		CR Bard, Inc.	26,196
1,110		Guidant Corp.	85,204
9,900		Johnson & Johnson	570,735
4,100		Medtronic, Inc.	221,195
1,170		St. Jude Medical, Inc.	53,352
1,000		Stryker Corp.	46,220
800	@	Zimmer Holdings, Inc.	55,344
			1,256,406
		Healthcare - Services: 0.4%
2,480		Aetna, Inc.	126,480
690	@	Coventry Health Care, Inc.	41,138
900	@	Humana, Inc.	46,503
100	@	Laboratory Corp. of America Holdings	5,811
300		Manor Care, Inc.	12,405
300		Quest Diagnostics	15,861
7,590		UnitedHealth Group, Inc.	441,966
3,680	@	WellPoint, Inc.	282,587
			972,751
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,070
100		Whirlpool Corp.	8,979
			31,049

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	24,000
110		Clorox Co.	6,705
510		Fortune Brands, Inc.	39,551
1,650		Kimberly-Clark Corp.	97,647
			167,903
		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	21,140
			21,140
		Insurance: 0.8%
960	@@	ACE Ltd	53,501
1,650		Aflac, Inc.	76,313
2,170		Allstate Corp.	118,873
350		AMBAC Financial Group, Inc.	26,303
8,450		American International Group, Inc.	560,742
1,350		AON Corp.	53,474
970		Chubb Corp.	92,878
400		Cigna Corp.	49,100
551		Cincinnati Financial Corp.	24,442
1,200		Genworth Financial, Inc.	38,184
950		Hartford Financial Services Group, Inc.	78,261
460		Jefferson-Pilot Corp.	27,715
850		Lincoln National Corp.	48,255
490		Loews Corp.	45,207
1,838		Marsh & McLennan Cos., Inc.	56,813
470		MBIA, Inc.	27,608
3,350		Metlife, Inc.	167,902
450		MGIC Investment Corp.	28,688
1,270		Principal Financial Group	61,874
620		Progressive Corp.	66,619
2,850		Prudential Financial, Inc.	219,564
730		Safeco Corp.	37,602
2,290		St. Paul Cos.	98,424
520		Torchmark Corp.	28,428
1,000		UnumProvident Corp.	20,690
			2,107,460
		Internet: 0.1%
1,000	@	Amazon.com, Inc.	37,490
3,800	@	eBay, Inc.	152,228
500	@	Monster Worldwide, Inc.	24,480
3,522	@	Symantec Corp.	59,487
800	@	VeriSign, Inc.	18,928
900	@	Yahoo!, Inc.	28,854
			321,467
		Iron/Steel: 0.0%
970		Nucor Corp.	83,469
50		United States Steel Corp.	2,725
			86,194
		Leisure Time: 0.1%
360		Brunswick Corp.	14,123
1,450		Carnival Corp.	74,893
980		Harley-Davidson, Inc.	51,460
450		Sabre Holdings Corp.	10,859
			151,335

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
		Lodging: 0.1%
1,300		Hilton Hotels Corp.	31,460
700		Marriott International, Inc.	47,880
700		Starwood Hotels & Resorts Worldwide, Inc.	44,450
			123,790
		Machinery - Diversified: 0.1%
150		Cummins, Inc.	16,242
800		Deere & Co.	61,016
580		Rockwell Automation, Inc.	39,539
			116,797
		Media: 0.5%
1,800		Clear Channel Communications, Inc.	50,940
7,450	@	Comcast Corp.	199,884
250		Dow Jones & Co., Inc.	10,163
140		Gannett Co., Inc.	8,702
1,620		McGraw-Hill Cos, Inc.	86,006
190		Meredith Corp.	10,467
500		New York Times Co.	14,110
8,200		News Corp., Inc.	133,496
16,000		Time Warner, Inc.	276,960
890		Tribune Co.	27,234
800	@	Univision Communications, Inc.	26,760
2,675		Viacom, Inc.	65,431
2,675	@	Viacom, Inc.-Class B	106,893
6,330		Walt Disney Co.	177,177
			1,194,223
		Mining: 0.1%
600		Alcoa, Inc.	17,592
1,100		Freeport-McMoRan Copper & Gold, Inc.	55,693
1,500		Newmont Mining Corp.	79,380
380		Phelps Dodge Corp.	52,440
			205,105
		Miscellaneous Manufacturing: 0.7%
2,470		3M Co.	181,767
250	@	Cooper Industries Ltd.	20,925
900		Danaher Corp.	54,522
650		Dover Corp.	31,161
450		Eaton Corp.	31,352
34,720		General Electric Co.	1,141,246
2,880		Honeywell International, Inc.	117,936
730		Illinois Tool Works, Inc.	62,663
1,080	@@	Ingersoll-Rand Co.	44,312
660		ITT Industries, Inc.	34,650
400		Parker Hannifin Corp.	31,268
480		Textron, Inc.	42,293
1,300	@@	Tyco International Ltd.	33,527
			1,827,622
		Office/Business Equipment: 0.0%
730		Pitney Bowes, Inc.	31,200
3,170	@	Xerox Corp.	47,233
			78,433
		Oil & Gas: 1.5%
210		Amerada Hess Corp.	29,045
650		Anadarko Petroleum Corp.	64,454

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
980		Apache Corp.	65,582
1,580		Burlington Resources, Inc.	142,484
6,802		ChevronTexaco Corp.	384,177
5,702		ConocoPhillips	347,594
1,350		Devon Energy Corp.	79,151
700		EOG Resources, Inc.	47,180
32,130		Exxon Mobil Corp.	1,907,535
350		Kerr-McGee Corp.	34,195
1,140		Marathon Oil Corp.	80,484
500		Murphy Oil Corp.	23,435
500	@, @@	Nabors Industries Ltd.	32,975
1,220		Occidental Petroleum Corp.	111,679
300		Rowan Cos., Inc.	12,075
700		Sunoco, Inc.	51,870
950	@	Transocean, Inc.	70,471
3,100		Valero Energy Corp.	166,749
200		XTO Energy, Inc.	8,378
			3,659,513
		Oil & Gas Services: 0.2%
1,000		Baker Hughes, Inc.	67,970
1,600		Halliburton Co.	108,800
1,750		Schlumberger Ltd.	201,250
			378,020
		Packaging & Containers: 0.0%
500		Ball Corp.	21,300
250	@	Sealed Air Corp.	14,220
			35,520
		Pharmaceuticals: 0.9%
5,300		Abbott Laboratories	234,154
400		Allergan, Inc.	43,304
1,200		AmerisourceBergen Corp.	55,188
1,440		Cardinal Health, Inc.	104,544
1,480	@	Caremark Rx, Inc.	73,630
700	@	Express Scripts, Inc.	61,089
1,030	@	Forest Laboratories, Inc.	47,277
1,450	@	Gilead Sciences, Inc.	90,292
800	@	Hospira, Inc.	31,760
1,480	@	King Pharmaceuticals, Inc.	24,050
1,062	@	Medco Health Solutions, Inc.	59,175
9,610		Merck & Co., Inc.	335,005
700		Mylan Laboratories	16,100
24,546		Pfizer, Inc.	642,860
4,950		Schering-Plough Corp.	91,575
600	@	Watson Pharmaceuticals, Inc.	17,988
4,500		Wyeth	224,100
			2,152,091
		Pipelines: 0.0%
250		Kinder Morgan, Inc.	23,195
1,600		Williams Cos., Inc.	34,512
			57,707
		Real Estate Investment Trust: 0.0%
250		Apartment Investment & Management Co.	11,078
100		Archstone-Smith Trust	4,740
300		Equity Office Properties Trust	9,435
200		Prologis	10,504

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
300		Public Storage, Inc.	23,406
690		Simon Property Group LP	57,249
			116,412
		Retail: 1.0%
650	@	Autonation, Inc.	13,592
200	@	Autozone, Inc.	19,336
910	@	Bed Bath & Beyond, Inc.	32,796
1,860		Best Buy Co., Inc.	100,180
850		Circuit City Stores, Inc.	20,426
2,050		Costco Wholesale Corp.	105,124
800		Darden Restaurants, Inc.	33,552
950		Dollar General Corp.	16,549
300		Family Dollar Stores, Inc.	7,716
910		Federated Department Stores	64,646
1,920		Gap, Inc./The	35,597
9,490		Home Depot, Inc.	400,004
1,200		JC Penney Co., Inc.	70,368
1,100	@	Kohl’s Corp.	52,921
1,110		Limited Brands	26,274
3,530		Lowe’s Cos., Inc.	240,675
5,500		McDonald’s Corp.	192,005
1,300		Nordstrom, Inc.	49,400
1,000	@	Office Depot, Inc.	35,680
300	@	Sears Holding Corp.	36,135
3,340		Staples, Inc.	81,964
2,820	@	Starbucks Corp.	102,422
2,800		Target Corp.	152,320
250		Tiffany & Co.	9,283
1,610		TJX Cos., Inc.	39,429
8,150		Wal-Mart Stores, Inc.	369,684
3,360		Walgreen Co.	150,730
470		Wendy’s International, Inc.	27,213
900		Yum! Brands, Inc.	42,930
			2,528,951	*
		Savings & Loans: 0.1%
920		Golden West Financial Corp.	65,348
1,200		Sovereign Bancorp, Inc.	24,996
630		Washington Mutual, Inc.	26,901
			117,245
		Semiconductors: 0.5%
1,300	@	Advanced Micro Devices, Inc.	50,271
1,180	@	Altera Corp.	23,647
1,230		Analog Devices, Inc.	46,912
5,520		Applied Materials, Inc.	101,237
1,425	@	Broadcom Corp.	64,253
1,319	@	Freescale Semiconductor, Inc.	35,666
19,670		Intel Corp.	405,202
600		Kla-Tencor Corp.	31,338
980		Linear Technology Corp.	36,123

1,200	@	LSI Logic Corp.	11,700
1,000		Maxim Integrated Products	39,090
2,000	@	Micron Technology, Inc.	31,020
1,800		National Semiconductor Corp.	50,490
50	@	Novellus Systems, Inc.	1,337
550	@	Nvidia Corp.	25,922
300	@	QLogic Corp.	12,342
9,200		Texas Instruments, Inc.	274,620
			1,241,170

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 15.7% (continued)
		Software: 0.7%
1,640		Adobe Systems, Inc.	63,337
1,020		Autodesk, Inc.	38,403
1,940		Automatic Data Processing, Inc.	89,609
1,120	@	BMC Software, Inc.	24,494
1,564		CA, Inc.	42,478
670	@	Citrix Systems, Inc.	21,681
1,700	@	Compuware Corp.	13,957
160	@	Electronic Arts, Inc.	8,315
459		First Data Corp.	20,715
600	@	Fiserv, Inc.	24,900
650		IMS Health, Inc.	15,665
960	@	Intuit, Inc.	46,637
47,290		Microsoft Corp.	1,272,101
1,900	@	Novell, Inc.	18,069
12,650	@	Oracle Corp.	157,113
668	@	Parametric Technology Corp.	10,167
			1,867,641
		Telecommunications: 1.0%
17,342		AT&T, Inc.	478,466
1,200	@	Avaya, Inc.	13,344
8,050		BellSouth Corp.	254,219
570		CenturyTel, Inc.	20,509
27,360	@	Cisco Systems, Inc.	553,766
100	@	Comverse Technology, Inc.	2,876
5,050	@	Corning, Inc.	123,271
10,940		Motorola, Inc.	234,116
5,550		Qualcomm, Inc.	262,016
10,023		Sprint Corp. - FON Group	240,853
1,590	@	Tellabs, Inc.	23,357
9,460		Verizon Communications, Inc.	318,802
			2,525,595
		Textiles: 0.0%
500		Cintas Corp.	20,545
			20,545
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	16,232
1,300		Mattel, Inc.	21,905
			38,137
		Transportation: 0.2%
1,260		Burlington Northern Santa Fe Corp.	99,086
1,240		CSX Corp.	68,671
160		FedEx Corp.	17,158
2,300		Norfolk Southern Corp.	117,714
200		Union Pacific Corp.	17,710
3,780		United Parcel Service, Inc.	282,404
			602,743
		Total Common Stock
		(Cost $30,033,329)	39,583,726

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund II	as of February 28, 2006(Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 84.7%
		U.S. Government Agency Obligations: 83.0%
$20,000,000		Federal Home Loan Mortgage Corporation, 4.940% due 01/26/07		$19,129,220
13,653,000		Federal National Mortgage Association, 4.900%, due 01/15/07		13,090,797
185,000,000		Federal National Mortgage Association, 4.990%, due 01/31/07		176,864,995
		Total U.S. Government Agency Obligations
		(Cost $209,342,800)		209,085,012
		U.S. Treasury Obligation: 0.4%
1,000,000		U.S. Treasury STRIP, 4.740%, due 11/15/06		967,554
		Total U.S. Treasury Obligations
		(Cost $967,437)		967,554
		Repurchase Agreement: 1.3%
3,274,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$3,274,414 to be received upon repurchase
		(Collateralized by $3,440,000 Federal
		Home Loan Mortgage Corporation, 4.125%,
		Market Value plus accrued interest $3,339,899
		due 07/12/10).		3,274,000
		Total Repurchase Agreements
		(Cost $3,274,000)		3,274,000
		Total Short-Term Investments:
		(Cost $213,584,237)		213,326,566
		Total Investments in Securities
		(Cost $243,617,566)*	100.4%	$252,910,292
		Other Assets and Liabilities-Net	(0.4)	(1,099,868)
		Net Assets	100.0%	$251,810,424

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $246,228,723.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,181,599
		Gross Unrealized Depreciation		(500,030)
		Net Unrealized Appreciation		$6,681,569

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 23.0%
		Advertising: 0.0%
1,350	@	Interpublic Group of Cos., Inc.	$13,986
750		Omnicom Group	59,865
			73,851
		Aerospace/Defense: 0.6%
5,150		Boeing Co.	374,354
1,050		General Dynamics Corp.	129,434
50		L-3 Communications Holdings, Inc.	4,156
2,320		Lockheed Martin Corp.	169,058
1,427		Northrop Grumman Corp.	91,471
2,352		Raytheon Co.	102,077
700		Rockwell Collins, Inc.	37,205
5,160		United Technologies Corp.	301,860
			1,209,615
		Agriculture: 0.4%
7,800		Altria Group, Inc.	560,820
4,200		Archer-Daniels-Midland Co.	133,224
1,130		Monsanto Co.	94,784
500		Reynolds America, Inc.	53,075
600		UST, Inc.	23,328
			865,231
		Airlines: 0.0%
2,600		Southwest Airlines Co.	43,602
			43,602
		Apparel: 0.1%
2,500	@	Coach, Inc.	89,300
620		Jones Apparel Group, Inc.	17,930
420		Liz Claiborne, Inc.	15,133
1,040		Nike, Inc.	90,251
600		VF Corp.	32,880
			245,494
		Auto Manufacturers: 0.1%
10,010		Ford Motor Co.	79,780
			79,780	*
		Auto Parts & Equipment: 0.0%
800	@	Goodyear Tire & Rubber Co.	11,464
700		Johnson Controls, Inc.	49,889
			61,353
		Banks: 1.4%
1,250		AmSouth Bancorp	34,688
17,540		Bank of America Corp.	804,209
3,100		Bank of New York	106,144
2,044		BB&T Corp.	80,799
650		Comerica, Inc.	37,258
450		Compass Bancshares, Inc.	22,626
50		First Horizon National Corp.	1,956
800		Huntington Bancshares, Inc.	19,240
1,650		Keycorp	61,496

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
250		M&T Bank Corp.	28,100
750		Marshall & Ilsley Corp.	33,000
1,750		Mellon Financial Corp.	63,158
2,090		National City Corp.	72,732
750		Northern Trust Corp.	39,540
1,500		PNC Financial Services Group, Inc.	105,525
1,800		Regions Financial Corp.	62,604
1,250		State Street Corp.	78,100
1,400		SunTrust Banks, Inc.	101,318
1,319		Synovus Financial Corp.	37,394
6,750		US BanCorp.	208,643
6,084		Wachovia Corp.	341,130
6,500		Wells Fargo & Co.	417,300
250		Zions Bancorporation	20,630
			2,777,590
		Beverages: 0.7%
2,950		Anheuser-Busch Cos., Inc.	122,543
220		Brown-Forman Corp.	15,479
13,150		Coca-Cola Co.	551,906
1,400		Coca-Cola Enterprises, Inc.	27,510
700	@	Constellation Brands, Inc.	18,438
800		Pepsi Bottling Group, Inc.	23,488
10,860		PepsiCo, Inc.	641,935
			1,401,299
		Biotechnology: 0.3%
4,826	@	Amgen, Inc.	364,315
300	@	Biogen Idec, Inc.	14,175
400	@	Chiron Corp.	18,268
850	@	Genzyme Corp.	58,939
250	@	Millipore Corp.	17,333
			473,030	*
		Building Materials: 0.1%
730		American Standard Cos, Inc.	28,893
1,750		Masco Corp.	54,583
400		Vulcan Materials Co.	31,600
			115,076
		Chemicals: 0.3%
900		Air Products & Chemicals, Inc.	57,744
4,000		Dow Chemical Co.	172,120
550		Eastman Chemical Co.	27,132
800		Ecolab, Inc.	28,952
3,650		EI Du Pont de Nemours & Co.	146,876
240		Engelhard Corp.	9,540
200		International Flavors & Fragrances, Inc.	6,926
810		PPG Industries, Inc.	49,110
1,350		Praxair, Inc.	72,873
800		Rohm & Haas Co.	39,800
500		Sherwin-Williams Co.	22,775
250		Sigma-Aldrich Corp.	16,103
			649,951
		Commercial Services: 0.2%
500	@	Apollo Group, Inc.	24,690
3,950		Cendant Corp.	65,649
830		Equifax, Inc.	30,411
1,220		H&R Block, Inc.	27,206

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
2,040		McKesson Corp.	110,425
900		Moody’s Corp.	60,300
1,350		Paychex, Inc.	54,068
650		Robert Half International, Inc.	23,348
650		RR Donnelley & Sons Co.	21,879
			417,976
		Computers: 1.0%
450	@	Affiliated Computer Services, Inc.	28,314
4,280	@	Apple Computer, Inc.	293,351
650	@	Computer Sciences Corp.	35,321
8,850	@	Dell, Inc.	256,650
1,950		Electronic Data Systems Corp.	52,065
9,050	@	EMC Corp.	126,881
18,400		Hewlett-Packard Co.	603,704
5,950		International Business Machines Corp.	477,428
80	@	Lexmark International, Inc.	3,767
650	@	NCR Corp.	26,059
1,350	@	Network Appliance, Inc.	44,766
1,250	@	Unisys Corp.	8,350
			1,956,656
		Cosmetics/Personal Care: 0.6%
375		Alberto-Culver Co.	17,126
1,950		Colgate-Palmolive Co.	106,236
16,952		Procter & Gamble Co.	1,015,933
			1,139,295
		Distribution/Wholesale: 0.0%
829		Genuine Parts Co.	36,907
200		WW Grainger, Inc.	14,808
			51,715
		Diversified Financial Services: 1.7%
4,600		American Express Co.	247,848
1,020		Ameriprise Financial, Inc.	46,390
430		Bear Stearns Cos, Inc.	57,809
1,080		Capital One Financial Corp.	94,608
3,950		Charles Schwab Corp.	64,030
750		CIT Group, Inc.	40,328
18,900		Citigroup, Inc.	876,393
2,218		Countrywide Financial Corp.	76,477
1,300	@	E*Trade Financial Corp.	33,254
710		Fannie Mae	38,823
150		Federated Investors, Inc.	5,834
550		Franklin Resources, Inc.	56,474
500		Freddie Mac	33,695
1,650		Goldman Sachs Group, Inc.	233,129
13,200		JPMorgan Chase & Co.	543,048
1,410		Lehman Brothers Holdings, Inc.	205,790
3,400		Merrill Lynch & Co., Inc.	262,514
5,550		Morgan Stanley	331,113
1,800		SLM Corp.	101,538
450		T. Rowe Price Group, Inc.	34,551
			3,383,646
		Electric: 0.7%
2,570	@	AES Corp.	44,461
600	@	Allegheny Energy, Inc.	21,456
1,500		American Electric Power Co., Inc.	54,750

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
1,150		CenterPoint Energy Resources Corp.	14,916
800		Cinergy Corp.	35,264
1,450	@	CMS Energy Corp.	20,416
1,050		Consolidated Edison, Inc.	48,164
850		Constellation Energy Group, Inc.	49,929
1,400		Dominion Resources, Inc.	105,140
700		DTE Energy Co.	30,310
4,750		Duke Energy Corp.	134,900
1,290		Edison International	57,224
500		Exelon Corp.	28,555
1,300		FirstEnergy Corp.	66,404
1,550		FPL Group, Inc.	64,992
1,520		Pacific Gas & Electric Co.	57,836
400		Pinnacle West Capital Corp.	16,420
1,400		PPL Corp.	44,520
1,000		Progress Energy, Inc.	44,380
800		Public Service Enterprise Group, Inc.	55,512
2,800		Southern Co.	95,284
1,450		TECO Energy, Inc.	24,737
3,400		TXU Corp.	178,126
350		Xcel Energy, Inc.	6,496
			1,300,192
		Electrical Components & Equipment: 0.1%
2,050		Emerson Electric Co.	167,711
			167,711
		Electronics: 0.1%
2,550	@	Agilent Technologies, Inc.	91,800
900		Applera Corp. - Applied Biosystems Group	25,443
800	@	Jabil Circuit, Inc.	30,280
700		PerkinElmer, Inc.	16,653
1,950	@	Sanmina-SCI Corp.	7,527
4,680	@	Solectron Corp.	16,895
150	@	Thermo Electron Corp.	5,193
550	@	Waters Corp.	23,502
			217,293
		Engineering & Construction: 0.0%
600		Fluor Corp.	51,780
			51,780
		Entertainment: 0.0%
1,350		International Game Technology	48,290
			48,290
		Environmental Control: 0.0%
2,000		Waste Management, Inc.	66,520
			66,520
		Food: 0.3%
300		Albertson’s, Inc.	7,632
700		Campbell Soup Co.	21,791
2,000		ConAgra Foods, Inc.	42,060
2,250		General Mills, Inc.	110,813
1,300		HJ Heinz Co.	49,231
1,050		Kellogg Co.	46,526
2,550	@	Kroger Co.	51,102
500		McCormick & Co., Inc.	16,415
1,800		Safeway, Inc.	43,758

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
2,975		Sara Lee Corp.	52,568
850		Supervalu, Inc.	26,860
900		Tyson Foods, Inc.	12,177
500		Whole Foods Market, Inc.	31,940
850		WM Wrigley Jr. Co.	54,009
			566,882
		Forest Products & Paper: 0.1%
1,900		International Paper Co.	62,263
520		Louisiana-Pacific Corp.	14,784
750		MeadWestvaco Corp.	20,865
700		Plum Creek Timber Co., Inc.	26,005
600		Temple-Inland, Inc.	25,602
900		Weyerhaeuser Co.	61,461
			210,980
		Gas: 0.0%
700		KeySpan Corp.	28,525
1,050		Sempra Energy	50,232
			78,757	*
		Hand/Machine Tools: 0.0%
260		Black & Decker Corp.	22,251
250		Snap-On, Inc.	9,730
250		Stanley Works	12,535
			44,516
		Healthcare - Products: 0.7%
250		Bausch & Lomb, Inc.	17,303
2,300		Baxter International, Inc.	87,055
1,330		Becton Dickinson & Co.	84,921
2,300	@	Boston Scientific Corp.	56,166
400		CR Bard, Inc.	26,196
1,260		Guidant Corp.	96,718
11,350		Johnson & Johnson	654,328
4,550		Medtronic, Inc.	245,473
1,500		St. Jude Medical, Inc.	68,400
1,100		Stryker Corp.	50,842
900	@	Zimmer Holdings, Inc.	62,262
			1,449,664
		Healthcare - Services: 0.6%
2,880		Aetna, Inc.	146,880
1,035	@	Coventry Health Care, Inc.	61,707
1,150	@	Humana, Inc.	59,421
450	@	Laboratory Corp. of America Holdings	26,150
400		Manor Care, Inc.	16,540
400		Quest Diagnostics	21,148
8,700		UnitedHealth Group, Inc.	506,601
4,070	@	WellPoint, Inc.	312,535
			1,150,982
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,070
300		Whirlpool Corp.	26,937
			49,007
		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	24,000
130		Clorox Co.	7,924

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
550		Fortune Brands, Inc.	42,653
1,950		Kimberly-Clark Corp.	115,401
			189,978
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	19,896
			19,896
		Insurance: 1.2%
1,160	@@	ACE Ltd.	64,647
2,000		Aflac, Inc.	92,500
2,560		Allstate Corp.	140,237
400		AMBAC Financial Group, Inc.	30,060
9,750		American International Group, Inc.	647,010
1,300		AON Corp.	51,493
1,250		Chubb Corp.	119,688
520		Cigna Corp.	63,830
605		Cincinnati Financial Corp.	26,838
1,400		Genworth Financial, Inc.	44,548
1,100		Hartford Financial Services Group, Inc.	90,618
550		Jefferson-Pilot Corp.	33,138
850		Lincoln National Corp.	48,255
540		Loews Corp.	49,820
2,087		Marsh & McLennan Cos., Inc.	64,509
450		MBIA, Inc.	26,433
3,810		Metlife, Inc.	190,957
390		MGIC Investment Corp.	24,863
1,450		Principal Financial Group	70,644
750		Progressive Corp.	80,588
3,160		Prudential Financial, Inc.	243,446
490		Safeco Corp.	25,240
2,590		St. Paul Cos.	111,318
650		Torchmark Corp.	35,536
1,050		UnumProvident Corp.	21,725
			2,397,941
		Internet: 0.2%
1,600	@	Amazon.com, Inc.	59,984
4,300	@	eBay, Inc.	172,258
500	@	Monster Worldwide, Inc.	24,480
4,054	@	Symantec Corp.	68,472
1,000	@	VeriSign, Inc.	23,660
900	@	Yahoo!, Inc.	28,854
			377,708
		Iron/Steel: 0.1%
1,050		Nucor Corp.	90,353
120		United States Steel Corp.	6,540
			96,893
		Leisure Time: 0.1%
230		Brunswick Corp.	9,023
1,700		Carnival Corp.	87,805
1,250		Harley-Davidson, Inc.	65,638
550		Sabre Holdings Corp.	13,272
			175,738
		Lodging: 0.1%
1,400		Hilton Hotels Corp.	33,880
780		Marriott International, Inc.	53,352
800		Starwood Hotels & Resorts Worldwide, Inc.	50,800
			138,032

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
		Machinery - Diversified: 0.1%
200		Cummins, Inc.	21,656
900		Deere & Co.	68,643
650		Rockwell Automation, Inc.	44,311
			134,610
		Media: 0.7%
2,100		Clear Channel Communications, Inc.	59,430
8,650	@	Comcast Corp.	232,080
200		Gannett Co., Inc.	12,432
300		Knight-Ridder, Inc.	18,006
1,910		McGraw-Hill Cos, Inc.	101,402
230		Meredith Corp.	12,671
450		New York Times Co.	12,699
9,400		News Corp., Inc.	153,032
18,350		Time Warner, Inc.	317,639
1,000		Tribune Co.	30,600
900	@	Univision Communications, Inc.	30,105
3,100		Viacom, Inc.	75,826
3,100	@	Viacom, Inc. - Class B	123,876
7,250		Walt Disney Co.	202,928
			1,382,726
		Mining: 0.1%
700		Alcoa, Inc.	20,524
1,230		Freeport-McMoRan Copper & Gold, Inc.	62,275
1,700		Newmont Mining Corp.	89,964
440		Phelps Dodge Corp.	60,720
			233,483

		Miscellaneous Manufacturing: 1.1%
2,900		3M Co.	213,411
200	@	Cooper Industries Ltd.	16,740
850		Danaher Corp.	51,493
700		Dover Corp.	33,558
550		Eaton Corp.	38,319
39,800		General Electric Co.	1,308,226
3,350		Honeywell International, Inc.	137,183
750		Illinois Tool Works, Inc.	64,380
1,300	@@	Ingersoll-Rand Co.	53,339
460		ITT Industries, Inc.	24,150
500		Parker Hannifin Corp.	39,085
530		Textron, Inc.	46,698
1,500	@@	Tyco International Ltd.	38,685
			2,065,267
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	34,192
3,650	@	Xerox Corp.	54,385
			88,577
		Oil & Gas: 2.1%
220		Amerada Hess Corp.	30,428
750		Anadarko Petroleum Corp.	74,370
1,068		Apache Corp.	71,471
1,750		Burlington Resources, Inc.	157,815
7,765		ChevronTexaco Corp.	438,567

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
6,636		ConocoPhillips	404,531
1,600		Devon Energy Corp.	93,808
1,100		EOG Resources, Inc.	74,140
36,800		Exxon Mobil Corp.	2,184,783
450		Kerr-McGee Corp.	43,965
1,250		Marathon Oil Corp.	88,250
600		Murphy Oil Corp.	28,122
400	@, @@	Nabors Industries Ltd.	26,380
1,380		Occidental Petroleum Corp.	126,325
200		Rowan Cos., Inc.	8,050
800		Sunoco, Inc.	59,280
1,100	@	Transocean, Inc.	81,598
3,600		Valero Energy Corp.	193,644
300		XTO Energy, Inc.	12,567
			4,198,094
		Oil & Gas Services: 0.2%
1,200		Baker Hughes, Inc.	81,564
1,800		Halliburton Co.	122,400
2,000		Schlumberger Ltd.	230,000
			433,964
		Packaging & Containers: 0.0%
690		Ball Corp.	29,394
200	@	Sealed Air Corp.	11,376
			40,770
		Pharmaceuticals: 1.3%
6,100		Abbott Laboratories	269,498
450		Allergan, Inc.	48,717
1,500		AmerisourceBergen Corp.	68,985
1,610		Cardinal Health, Inc.	116,886
1,750	@	Caremark Rx, Inc.	87,063
900	@	Express Scripts, Inc.	78,543
1,250	@	Forest Laboratories, Inc.	57,375
1,750	@	Gilead Sciences, Inc.	108,973
1,120	@	Hospira, Inc.	44,464
1,750	@	King Pharmaceuticals, Inc.	28,438
1,182	@	Medco Health Solutions, Inc.	65,861
11,000		Merck & Co., Inc.	383,460
800		Mylan Laboratories	18,400
28,030		Pfizer, Inc.	734,106
5,700		Schering-Plough Corp.	105,450
450	@	Watson Pharmaceuticals, Inc.	13,491
5,250		Wyeth	261,450
			2,491,160
		Pipelines: 0.0%
250		Kinder Morgan, Inc.	23,195
1,800		Williams Cos., Inc.	38,826
			62,021
		Real Estate Investment Trust: 0.1%
250		Apartment Investment & Management Co.	11,078
150		Archstone-Smith Trust	7,110
300		Equity Office Properties Trust	9,435
200		Prologis	10,504
400		Public Storage, Inc.	31,208
800		Simon Property Group LP	66,376
			135,711

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
		Retail: 1.5%
700	@	Autonation, Inc.	14,637
200	@	Autozone, Inc.	19,336
1,200	@	Bed Bath & Beyond, Inc.	43,248
2,055		Best Buy Co., Inc.	110,682
850		Circuit City Stores, Inc.	20,426
2,350		Costco Wholesale Corp.	120,508
850		Darden Restaurants, Inc.	35,649
1,100		Dollar General Corp.	19,162
50		Family Dollar Stores, Inc.	1,286
1,042		Federated Department Stores	74,024
2,150		Gap, Inc.	39,861
10,800		Home Depot, Inc.	455,220
1,500		JC Penney Co., Inc.	87,960
1,300	@	Kohl’s Corp.	62,543
1,340		Limited Brands	31,718
3,980		Lowe’s Cos., Inc.	271,356
6,350		McDonald’s Corp.	221,679
1,400		Nordstrom, Inc.	53,200
1,160	@	Office Depot, Inc.	41,389
390	@	Sears Holding Corp.	46,976
3,825		Staples, Inc.	93,866
3,200	@	Starbucks Corp.	116,224
3,550		Target Corp.	193,120
250		Tiffany & Co.	9,283
1,500		TJX Cos., Inc.	36,735
9,500		Wal-Mart Stores, Inc.	430,920
3,840		Walgreen Co.	172,262
650		Wendy’s International, Inc.	37,635
1,050		Yum! Brands, Inc.	50,085
			2,910,990
		Savings & Loans: 0.1%
1,040		Golden West Financial Corp.	73,871
1,300		Sovereign Bancorp, Inc.	27,079
753		Washington Mutual, Inc.	32,153
			133,103
		Semiconductors: 0.7%
1,500	@	Advanced Micro Devices, Inc.	58,005
1,400	@	Altera Corp.	28,056
1,400		Analog Devices, Inc.	53,396
5,850		Applied Materials, Inc.	107,289
1,650	@	Broadcom Corp.	74,399
1,495	@	Freescale Semiconductor, Inc.	40,425
22,510		Intel Corp.	463,706
700		Kla-Tencor Corp.	36,561
1,250		Linear Technology Corp.	46,075
1,400	@	LSI Logic Corp.	13,650
1,150		Maxim Integrated Products	44,954
2,300	@	Micron Technology, Inc.	35,673
2,050		National Semiconductor Corp.	57,503
550	@	Novellus Systems, Inc.	14,702
650	@	Nvidia Corp.	30,635
250	@	QLogic Corp.	10,285
10,600		Texas Instruments, Inc.	316,410
			1,431,724

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 23.0% (continued)
		Software: 1.1%
2,000		Adobe Systems, Inc.	77,240
1,230		Autodesk, Inc.	46,310
2,200		Automatic Data Processing, Inc.	101,618
1,520	@	BMC Software, Inc.	33,242
1,900		CA, Inc.	51,604
1,050	@	Citrix Systems, Inc.	33,978
1,950	@	Compuware Corp.	16,010
220	@	Electronic Arts, Inc.	11,433
607		First Data Corp.	27,394
750	@	Fiserv, Inc.	31,125
150		IMS Health, Inc.	3,615
1,150	@	Intuit, Inc.	55,867
55,250		Microsoft Corp.	1,486,225
2,400	@	Novell, Inc.	22,824
14,550	@	Oracle Corp.	180,711
784	@	Parametric Technology Corp.	11,932
			2,191,128
		Telecommunications: 1.5%
19,856		AT&T, Inc.	547,827
1,350	@	Avaya, Inc.	15,012
9,250		BellSouth Corp.	292,115
800		CenturyTel, Inc.	28,784
31,350	@	Cisco Systems, Inc.	634,524
600	@	Comverse Technology, Inc.	17,256
5,800	@	Corning, Inc.	141,578
12,540		Motorola, Inc.	268,356
6,400		Qualcomm, Inc.	302,144
11,524		Sprint Corp. - FON Group	276,922
1,350	@	Tellabs, Inc.	19,832
10,850		Verizon Communications, Inc.	365,645
			2,909,995
		Textiles: 0.0%
550		Cintas Corp.	22,600
			22,600

		Toys/Games/Hobbies: 0.0%
900		Hasbro, Inc.	18,261
1,500		Mattel, Inc.	25,275
			43,536
		Transportation: 0.4%
1,400		Burlington Northern Santa Fe Corp.	110,096
1,150		CSX Corp.	63,687
250		FedEx Corp.	26,810
2,600		Norfolk Southern Corp.	133,068
200		Union Pacific Corp.	17,710
4,300		United Parcel Service, Inc.	321,253
			672,624	*
		Total Common Stock
		(Cost $35,025,746)	45,326,003

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of February 28, 2006(Unaudited) (continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.3%
		Federal National Mortgage Association: 76.3%
$160,000,000		5.000%, due 06/05/07		$150,408,960
				150,408,960
		Total U.S. Government Agency Obligations
		(Cost $150,751,300)		150,408,960
U.S. TREASURY OBLIGATIONS: 0.3%
		U.S. Treasury STRIP: 0.3%
614,000		4.740%, due 05/15/07		580,558
				580,558
		Total U.S. Treasury Obligations
		(Cost $582,043)		580,558
		Total Long-Term Investments:
		(Cost $186,359,089)		$196,315,521
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,522,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$ 1,522,192 to be received upon repurchase
		(Collateralized by $1,599,000 Federal
		Home Loan Mortgage Corporation, 4.125%,
		Market Value plus accrued interest $1,552,470
		due 07/12/10).		1,522,000
		Total Short-Term Investments:
		(Cost $1,522,000)		1,522,000
		Total Investments in Securities
		(Cost $187,881,089)*	100.4%	$197,837,521
		Other Assets and Liabilities-Net	(0.4)	(795,707)
		Net Assets	100.0%	$197,041,814

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $189,844,584.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,564,105
		Gross Unrealized Depreciation		(571,168)
		Net Unrealized Appreciation		$7,992,937

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 44.1%
		Advertising: 0.1%
5,450	@	Interpublic Group of Cos., Inc.	$56,462
2,750		Omnicom Group	219,505
			275,967
		Aerospace/Defense: 1.2%
19,900		Boeing Co.	1,446,531
3,950		General Dynamics Corp.	486,917
300		L-3 Communications Holdings, Inc.	24,933
8,200		Lockheed Martin Corp.	597,534
5,353		Northrop Grumman Corp.	343,127
8,952		Raytheon Co.	388,517
2,500		Rockwell Collins, Inc.	132,875
20,020		United Technologies Corp.	1,171,170
			4,591,604
		Agriculture: 0.8%
30,100		Altria Group, Inc.	2,164,190
15,850		Archer-Daniels-Midland Co.	502,762
4,150		Monsanto Co.	348,102
2,120		Reynolds America, Inc.	225,038
2,500		UST, Inc.	97,200
			3,337,292
		Airlines: 0.0%
10,100		Southwest Airlines Co.	169,377
			169,377
		Apparel: 0.2%
9,500	@	Coach, Inc.	339,340
970		Jones Apparel Group, Inc.	28,052
2,580		Liz Claiborne, Inc.	92,957
3,830		Nike, Inc.	332,367
2,510		VF Corp.	137,548
			930,264
		Auto Manufacturers: 0.1%
37,520		Ford Motor Co.	299,034
			299,034
		Auto Parts & Equipment: 0.1%
3,400	@	Goodyear Tire & Rubber Co.	48,722
2,800		Johnson Controls, Inc.	199,556
			248,278
		Banks: 2.7%
4,650		AmSouth Bancorp	129,038
67,892		Bank of America Corp.	3,112,848
12,050		Bank of New York	412,592
7,898		BB&T Corp.	312,208
2,650		Comerica, Inc.	151,898
2,100		Compass Bancshares, Inc.	105,588

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
1,050		First Horizon National Corp.	41,066
3,200		Huntington Bancshares, Inc.	76,960
8,100		Keycorp	301,887
1,300		M&T Bank Corp.	146,120
2,850		Marshall & Ilsley Corp.	125,400
6,450		Mellon Financial Corp.	232,781
8,390		National City Corp.	291,972
2,850		Northern Trust Corp.	150,252
5,650		PNC Financial Services Group, Inc.	397,478
6,700		Regions Financial Corp.	233,026
4,750		State Street Corp.	296,780
5,600		SunTrust Banks, Inc.	405,272
4,784		Synovus Financial Corp.	135,626
28,200		US BanCorp.	871,662
22,589		Wachovia Corp.	1,266,565
25,050		Wells Fargo & Co.	1,608,210
1,550		Zions Bancorporation	127,906
			10,933,135
		Beverages: 1.4%
11,400		Anheuser-Busch Cos., Inc.	473,556
1,510		Brown-Forman Corp.	106,244
51,100		Coca-Cola Co.	2,144,667
4,800		Coca-Cola Enterprises, Inc.	94,320
2,700	@	Constellation Brands, Inc.	71,118
3,750		Pepsi Bottling Group, Inc.	110,100
41,110		PepsiCo, Inc.	2,430,012
			5,430,017
		Biotechnology: 0.5%
18,650	@	Amgen, Inc.	1,407,889
1,100	@	Biogen Idec, Inc.	51,975
1,900	@	Chiron Corp.	86,773
3,500	@	Genzyme Corp.	242,690
850	@	Millipore Corp.	58,931
			1,848,258
		Building Materials: 0.1%
2,650		American Standard Cos, Inc.	104,887
6,500		Masco Corp.	202,735
2,100		Vulcan Materials Co.	165,900
			473,522
		Chemicals: 0.6%
3,650		Air Products & Chemicals, Inc.	234,184
14,750		Dow Chemical Co.	634,693
1,900		Eastman Chemical Co.	93,727
3,400		Ecolab, Inc.	123,046
14,050		EI Du Pont de Nemours & Co.	565,372
1,050		Engelhard Corp.	41,738
1,300		International Flavors & Fragrances, Inc.	45,019
3,300		PPG Industries, Inc.	200,079
5,600		Praxair, Inc.	302,288
2,500		Rohm & Haas Co.	124,375
2,450		Sherwin-Williams Co.	111,598
200		Sigma-Aldrich Corp.	12,882
			2,489,001

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
		Commercial Services: 0.4%
2,300	@	Apollo Group, Inc.	113,574
15,102		Cendant Corp.	250,995
3,560		Equifax, Inc.	130,438
4,910		H&R Block, Inc.	109,493
8,060		McKesson Corp.	436,288
3,700		Moody’s Corp.	247,900
5,400		Paychex, Inc.	216,270
4,200		Robert Half International, Inc.	150,864
2,700		RR Donnelley & Sons Co.	90,882
			1,746,704
		Computers: 1.9%
2,300	@	Affiliated Computer Services, Inc.	144,716
16,500	@	Apple Computer, Inc.	1,130,910
2,750	@	Computer Sciences Corp.	149,435
34,340	@	Dell, Inc.	995,860
7,550		Electronic Data Systems Corp.	201,585
35,000	@	EMC Corp.	490,700
71,150		Hewlett-Packard Co.	2,334,432
22,000		International Business Machines Corp.	1,765,280
350	@	Lexmark International, Inc.	16,482
3,200	@	NCR Corp.	128,288
5,050	@	Network Appliance, Inc.	167,458
4,200	@	Unisys Corp.	28,056
			7,553,202
		Cosmetics/Personal Care: 1.1%
1,675		Alberto-Culver Co.	76,497
7,650		Colgate-Palmolive Co.	416,772
65,755		Procter & Gamble Co.	3,940,697
			4,433,966
		Distribution/Wholesale: 0.1%
3,695		Genuine Parts Co.	164,501
1,300		WW Grainger, Inc.	96,252
			260,753
		Diversified Financial Services: 3.4%
19,050		American Express Co.	1,026,414
3,790		Ameriprise Financial, Inc.	172,369
1,800		Bear Stearns Cos, Inc.	241,992
4,380		Capital One Financial Corp.	383,688
15,250		Charles Schwab Corp.	247,203
3,000		CIT Group, Inc.	161,310
75,000		Citigroup, Inc.	3,477,750
8,708		Countrywide Financial Corp.	300,252
5,100	@	E*Trade Financial Corp.	130,458
2,850		Fannie Mae	155,838
1,550		Federated Investors, Inc.	60,280
2,400		Franklin Resources, Inc.	246,432
2,000		Freddie Mac	134,780
6,550		Goldman Sachs Group, Inc.	925,450
50,900		JPMorgan Chase & Co.	2,094,026
5,700		Lehman Brothers Holdings, Inc.	831,915
13,400		Merrill Lynch & Co., Inc.	1,034,614
21,200		Morgan Stanley	1,264,792
6,250		SLM Corp.	352,563
1,950		T. Rowe Price Group, Inc.	149,721
			13,391,847

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
		Electric: 1.2%
10,100	@	AES Corp.	174,730
2,500	@	Allegheny Energy, Inc.	89,400
5,350		American Electric Power Co., Inc.	195,275
4,200		CenterPoint Energy Resources Corp.	54,474
2,900		Cinergy Corp.	127,832
5,850	@	CMS Energy Corp.	82,368
4,050		Consolidated Edison, Inc.	185,774
2,950		Constellation Energy Group, Inc.	173,283
5,100		Dominion Resources, Inc.	383,010
2,700		DTE Energy Co.	116,910
18,600		Duke Energy Corp.	528,240
4,810		Edison International	213,372
2,000		Exelon Corp.	114,220
4,800		FirstEnergy Corp.	245,184
5,900		FPL Group, Inc.	247,387
5,770		Pacific Gas & Electric Co.	219,549
1,900		Pinnacle West Capital Corp.	77,995
6,600		PPL Corp.	209,880
3,800		Progress Energy, Inc.	168,644
3,400		Public Service Enterprise Group, Inc.	235,926
11,050		Southern Co.	376,032
3,800		TECO Energy, Inc.	64,828
12,040		TXU Corp.	630,776
1,200		Xcel Energy, Inc.	22,272
			4,937,361
		Electrical Components & Equipment: 0.2%
8,100		Emerson Electric Co.	662,661
			662,661
		Electronics: 0.2%
10,100	@	Agilent Technologies, Inc.	363,600
4,000		Applera Corp. - Applied Biosystems Group	113,080
4,030	@	Jabil Circuit, Inc.	152,536
3,200		PerkinElmer, Inc.	76,128
7,300	@	Sanmina-SCI Corp.	28,178
26,720	@	Solectron Corp.	96,459
500	@	Thermo Electron Corp.	17,310
1,850	@	Waters Corp.	79,051
			926,342
		Engineering & Construction: 0.0%
1,400		Fluor Corp.	120,820
			120,820
		Entertainment: 0.0%
5,100		International Game Technology	182,427
			182,427
		Environmental Control: 0.1%
7,900		Waste Management, Inc.	262,754
			262,754
		Food: 0.6%
1,100		Albertson’s, Inc.	27,984
2,800		Campbell Soup Co.	87,164
7,750		ConAgra Foods, Inc.	162,983
8,850		General Mills, Inc.	435,863
6,650		HJ Heinz Co.	251,836
3,850		Kellogg Co.	170,594

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
10,000	@	Kroger Co.	200,400
2,700		McCormick & Co., Inc.	88,641
6,600		Safeway, Inc.	160,446
11,351		Sara Lee Corp.	200,572
3,300		Supervalu, Inc.	104,280
3,800		Tyson Foods, Inc.	51,414
2,000		Whole Foods Market, Inc.	127,760
3,000		WM Wrigley Jr. Co.	190,620
			2,260,557
		Forest Products & Paper: 0.2%
7,500		International Paper Co.	245,775
2,500		Louisiana-Pacific Corp.	71,075
2,900		MeadWestvaco Corp.	80,678
2,650		Plum Creek Timber Co., Inc.	98,448
2,400		Temple-Inland, Inc.	102,408
3,800		Weyerhaeuser Co.	259,502
			857,886
		Gas: 0.1%
2,600		KeySpan Corp.	105,950
5,400		Sempra Energy	258,336
			364,286
		Hand/Machine Tools: 0.1%
1,320		Black & Decker Corp.	112,966
400		Snap-On, Inc.	15,568
1,900		Stanley Works	95,266
			223,800
		Healthcare - Products: 1.4%
1,250		Bausch & Lomb, Inc.	86,513
8,750		Baxter International, Inc.	331,188
4,980		Becton Dickinson & Co.	317,973
8,800	@	Boston Scientific Corp.	214,896
2,400		CR Bard, Inc.	157,176
4,910		Guidant Corp.	376,892
43,150		Johnson & Johnson	2,487,598
18,200		Medtronic, Inc.	981,890
5,900		St. Jude Medical, Inc.	269,040
4,200		Stryker Corp.	194,124
3,600	@	Zimmer Holdings, Inc.	249,048
			5,666,338
		Healthcare - Services: 1.1%
11,220		Aetna, Inc.	572,220
3,180	@	Coventry Health Care, Inc.	189,592
3,800	@	Humana, Inc.	196,346
450	@	Laboratory Corp. of America Holdings	26,150
1,500		Quest Diagnostics	79,305
33,700		UnitedHealth Group, Inc.	1,962,351
15,630	@	WellPoint, Inc.	1,200,228
			4,226,192
		Home Furnishings: 0.0%
1,000		Harman International Industries, Inc.	110,350
500		Whirlpool Corp.	44,895
			155,245

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
		Household Products/Wares: 0.2%
1,600		Avery Dennison Corp.	96,000
470		Clorox Co.	28,647
2,350		Fortune Brands, Inc.	182,243
7,300		Kimberly-Clark Corp.	432,014
			738,904
		Housewares: 0.0%
4,100		Newell Rubbermaid, Inc.	101,967
			101,967
		Insurance: 2.4%
4,450	@@	ACE Ltd.	247,999
7,100		Aflac, Inc.	328,375
9,750		Allstate Corp.	534,105
1,900		AMBAC Financial Group, Inc.	142,785
38,550		American International Group, Inc.	2,558,178
4,850		AON Corp.	192,109
4,980		Chubb Corp.	476,835
2,080		Cigna Corp.	255,320
2,541		Cincinnati Financial Corp.	112,719
5,400		Genworth Financial, Inc.	171,828
4,400		Hartford Financial Services Group, Inc.	362,472
1,100		Jefferson-Pilot Corp.	66,275
3,700		Lincoln National Corp.	210,049
2,180		Loews Corp.	201,127
7,945		Marsh & McLennan Cos., Inc.	245,580
2,500		MBIA, Inc.	146,850
14,930		Metlife, Inc.	748,292
2,320		MGIC Investment Corp.	147,900
5,600		Principal Financial Group	272,832
3,000		Progressive Corp.	322,350
11,340		Prudential Financial, Inc.	873,634
2,320		Safeco Corp.	119,503
9,930		St. Paul Cos.	426,791
2,300		Torchmark Corp.	125,741
4,100		UnumProvident Corp.	84,829
			9,374,478
		Internet:0.4%
6,000	@	Amazon.com, Inc.	224,940
16,750	@	eBay, Inc.	671,005
2,350	@	Monster Worldwide, Inc.	115,056
15,750	@	Symantec Corp.	266,018
3,800	@	VeriSign, Inc.	89,908
3,750	@	Yahoo!, Inc.	120,225
			1,487,152
		Iron/Steel: 0.1%
3,900		Nucor Corp.	335,595
350		United States Steel Corp.	19,075
			354,670
		Leisure Time: 0.2%
1,550		Brunswick Corp.	60,807
6,450		Carnival Corp.	333,143
4,200		Harley-Davidson, Inc.	220,542
400		Sabre Holdings Corp.	9,652
			624,144

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
		Lodging: 0.1%
4,900		Hilton Hotels Corp.	118,580
3,030		Marriott International, Inc.	207,252
3,200		Starwood Hotels & Resorts Worldwide, Inc.	203,200
			529,032
		Machinery - Diversified: 0.1%
300		Cummins, Inc.	32,484
3,500		Deere & Co.	266,945
2,500		Rockwell Automation, Inc.	170,425
			469,854
		Media: 1.3%
8,100		Clear Channel Communications, Inc.	229,230
33,000	@	Comcast Corp.	885,390
800		Gannett Co., Inc.	49,728
7,370		McGraw-Hill Cos, Inc.	391,273
1,150		Meredith Corp.	63,354
2,400		New York Times Co.	67,728
36,450		News Corp., Inc.	593,406
70,450		Time Warner, Inc.	1,219,490
3,800		Tribune Co.	116,280
3,300	@	Univision Communications, Inc.	110,385
11,900		Viacom, Inc.	291,074
11,900	@	Viacom, Inc. - Class B	475,524
28,050		Walt Disney Co.	785,120
			5,277,982
		Mining: 0.2%
2,600		Alcoa, Inc.	76,232
4,800		Freeport-McMoRan Copper & Gold, Inc.	243,024
6,500		Newmont Mining Corp.	343,980
1,750		Phelps Dodge Corp.	241,500
			904,736
		Miscellaneous Manufacturing: 2.1%
11,100		3M Co.	816,849
1,800	@	Cooper Industries Ltd.	150,660
4,200		Danaher Corp.	254,436
2,750		Dover Corp.	131,835
2,400		Eaton Corp.	167,208
153,750		General Electric Co.	5,053,763
12,800		Honeywell International, Inc.	524,160
3,000		Illinois Tool Works, Inc.	257,520
4,900	@@	Ingersoll-Rand Co.	201,047
2,900		ITT Industries, Inc.	152,250
2,200		Parker Hannifin Corp.	171,974
2,230		Textron, Inc.	196,485
5,900	@@	Tyco International Ltd.	152,161
			8,230,348
		Office/Business Equipment: 0.1%
4,000		Pitney Bowes, Inc.	170,960
13,700	@	Xerox Corp.	204,130
			375,090
		Oil & Gas: 4.1%
1,060		Amerada Hess Corp.	146,609
2,750		Anadarko Petroleum Corp.	272,690
4,200		Apache Corp.	281,064
7,000		Burlington Resources, Inc.	631,260

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
30,003		ChevronTexaco Corp.	1,694,569
25,050		ConocoPhillips	1,527,048
6,100		Devon Energy Corp.	357,643
4,200		EOG Resources, Inc.	283,080
142,750		Exxon Mobil Corp.	8,475,068
1,750		Kerr-McGee Corp.	170,975
4,900		Marathon Oil Corp.	345,940
2,400		Murphy Oil Corp.	112,488
1,800	@, @@	Nabors Industries Ltd.	118,710
5,340		Occidental Petroleum Corp.	488,824
1,300		Rowan Cos., Inc.	52,325
3,300		Sunoco, Inc.	244,530
4,050	@	Transocean, Inc.	300,429
13,500		Valero Energy Corp.	726,165
1,000		XTO Energy, Inc.	41,890
			16,271,307
		Oil & Gas Services: 0.4%
4,600		Baker Hughes, Inc.	312,662
6,900		Halliburton Co.	469,200
7,600		Schlumberger Ltd.	874,000
			1,655,862
		Packaging & Containers: 0.0%
2,400		Ball Corp.	102,240
1,500	@	Sealed Air Corp.	85,320
			187,560
		Pharmaceuticals: 2.4%
23,300		Abbott Laboratories	1,029,394
1,950		Allergan, Inc.	211,107
5,660		AmerisourceBergen Corp.	260,303
6,260		Cardinal Health, Inc.	454,476
6,850	@	Caremark Rx, Inc.	340,788
3,600	@	Express Scripts, Inc.	314,172
4,650	@	Forest Laboratories, Inc.	213,435
6,600	@	Gilead Sciences, Inc.	410,982
4,240	@	Hospira, Inc.	168,328
4,700	@	King Pharmaceuticals, Inc.	76,375
4,048	@	Medco Health Solutions, Inc.	225,555
42,850		Merck & Co., Inc.	1,493,751
3,300		Mylan Laboratories	75,900
106,870		Pfizer, Inc.	2,798,925
22,000		Schering-Plough Corp.	407,000
1,900	@	Watson Pharmaceuticals, Inc.	56,962
20,050		Wyeth	998,490
			9,535,943
		Pipelines: 0.1%
1,450		Kinder Morgan, Inc.	134,531
7,300		Williams Cos., Inc.	157,461
			291,992
		Real Estate Investment Trust: 0.1%
1,650		Apartment Investment & Management Co.	73,112
600		Archstone-Smith Trust	28,440
1,200		Equity Office Properties Trust	37,740
750		Prologis	39,390
1,700		Public Storage, Inc.	132,634
3,000		Simon Property Group LP	248,910
			560,226

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
		Retail: 2.8%
2,650	@	Autonation, Inc.	55,412
500	@	Autozone, Inc.	48,340
4,550	@	Bed Bath & Beyond, Inc.	163,982
8,150		Best Buy Co., Inc.	438,959
2,650		Circuit City Stores, Inc.	63,680
9,350		Costco Wholesale Corp.	479,468
3,650		Darden Restaurants, Inc.	153,081
4,200		Dollar General Corp.	73,164
1,450		Family Dollar Stores, Inc.	37,294
4,017		Federated Department Stores	285,368
8,520		Gap, Inc.	157,961
41,890		Home Depot, Inc.	1,765,636
5,050		JC Penney Co., Inc.	296,132
5,100	@	Kohl’s Corp.	245,361
5,100		Limited Brands	120,717
15,440		Lowe’s Cos., Inc.	1,052,699
24,400		McDonald’s Corp.	851,804
5,900		Nordstrom, Inc.	224,200
4,350	@	Office Depot, Inc.	155,208
1,790	@	Sears Holding Corp.	215,606
14,635		Staples, Inc.	359,143
12,500	@	Starbucks Corp.	454,000
13,350		Target Corp.	726,240
1,200		Tiffany & Co.	44,556
6,300		TJX Cos., Inc.	154,287
37,500		Wal-Mart Stores, Inc.	1,701,000
14,900		Walgreen Co.	668,414
1,950		Wendy’s International, Inc.	112,905
4,150		Yum! Brands, Inc.	197,955
			11,302,572
		Savings & Loans: 0.1%
4,400		Golden West Financial Corp.	312,532
5,300		Sovereign Bancorp, Inc.	110,399
2,856		Washington Mutual, Inc.	121,951
			544,882
		Semiconductors: 1.4%
5,900	@	Advanced Micro Devices, Inc.	228,153
5,400	@	Altera Corp.	108,216
5,600		Analog Devices, Inc.	213,584
24,400		Applied Materials, Inc.	447,496
6,225	@	Broadcom Corp.	280,685
5,990	@	Freescale Semiconductor, Inc.	161,970
87,600		Intel Corp.	1,804,560
2,650		Kla-Tencor Corp.	138,410
4,200		Linear Technology Corp.	154,812
5,300	@	LSI Logic Corp.	51,675
4,400		Maxim Integrated Products	171,996
9,000	@	Micron Technology, Inc.	139,590
8,050		National Semiconductor Corp.	225,803
2,500	@	Novellus Systems, Inc.	66,825
2,650	@	Nvidia Corp.	124,895
1,900	@	QLogic Corp.	78,166
40,200		Texas Instruments, Inc.	1,199,970
			5,596,806

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 44.1% (continued)
		Software:2.1%
7,420		Adobe Systems, Inc.	286,560
5,600		Autodesk, Inc.	210,840
8,450		Automatic Data Processing, Inc.	390,306
6,060	@	BMC Software, Inc.	132,532
7,100		CA, Inc.	192,836
3,950	@	Citrix Systems, Inc.	127,822
8,700	@	Compuware Corp.	71,427
1,000	@	Electronic Arts, Inc.	51,970
2,228		First Data Corp.	100,550
2,550	@	Fiserv, Inc.	105,825
3,350		IMS Health, Inc.	80,735
4,200	@	Intuit, Inc.	204,036
204,450		Microsoft Corp.	5,499,705
5,900	@	Novell, Inc.	56,109
55,960	@	Oracle Corp.	695,023
2,988	@	Parametric Technology Corp.	45,477
			8,251,753
		Telecommunications: 2.8%
76,854		AT&T, Inc.	2,120,402
1,350	@	Avaya, Inc.	15,012
35,900		BellSouth Corp.	1,133,722
2,950		CenturyTel, Inc.	106,141
121,150	@	Cisco Systems, Inc.	2,452,076
600	@	Comverse Technology, Inc.	17,256
22,000	@	Corning, Inc.	537,020
48,840		Motorola, Inc.	1,045,176
24,450		Qualcomm, Inc.	1,154,285
44,120		Sprint Corp. - FON Group	1,060,204
6,950	@	Tellabs, Inc.	102,096
41,550		Verizon Communications, Inc.	1,400,235
			11,143,625
		Textiles: 0.0%
2,350		Cintas Corp.	96,562
			96,562
		Toys/Games/Hobbies: 0.0%
4,000		Hasbro, Inc.	81,160
5,850		Mattel, Inc.	98,573
			179,733
		Transportation: 0.7%
5,450		Burlington Northern Santa Fe Corp.	428,588
5,420		CSX Corp.	300,160
900		FedEx Corp.	96,516
10,150		Norfolk Southern Corp.	519,477
850		Union Pacific Corp.	75,268
16,550		United Parcel Service, Inc.	1,236,451
			2,656,460
		Total Common Stock
		(Cost $128,596,963)	176,002,530

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.1%
		Federal National Mortgage Association: 52.1%
$225,000,000		5.080%, due 10/05/07		$207,838,350
		Total U.S. Government Agency Obligations
		(Cost $213,928,393)		207,838,350
U.S. TREASURY OBLIGATIONS: 3.6%
		U.S. Treasury STRIP: 3.6%
15,454,000		4.750%, due 08/15/07		14,441,500
		Total U.S. Treasury Obligations
		(Cost $14,506,730)		14,441,500
		Total Long-Term Investments:
		(Cost $357,032,086)		$398,282,380
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
2,651,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$ 2,651,335 to be received upon repurchase
		(Collateralized by $2,786,000 Federal
		Home Loan Mortgage Corporation, 4.125%,
		Market Value plus accrued interest $2,704,930
		due 07/12/10).		2,651,000
		Total Short-Term Investments:
		(Cost $2,651,000)		$2,651,000
		Total Investments in Securities
		(Cost $359,683,086)*	100.4%	$400,933,380
		Other Assets and Liabilities-Net	(0.4)	(1,740,028)
		Net Assets	100.0%	$399,193,352

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $362,006,770.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$46,135,351
		Gross Unrealized Depreciation		(7,208,741)
		Net Unrealized Appreciation		$38,926,610

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 37.8%
		Advertising: 0.1%
4,150	@	Interpublic Group of Cos., Inc.	$42,994
2,150		Omnicom Group	171,613
			214,607
		Aerospace/Defense: 1.0%
14,000		Boeing Co.	1,017,660
2,800		General Dynamics Corp.	345,156
250		L-3 Communications Holdings, Inc.	20,778
6,170		Lockheed Martin Corp.	449,608
3,717		Northrop Grumman Corp.	238,260
6,431		Raytheon Co.	279,105
1,800		Rockwell Collins, Inc.	95,670
14,000		United Technologies Corp.	819,000
			3,265,237
		Agriculture: 0.7%
20,950		Altria Group, Inc.	1,506,305
11,820		Archer-Daniels-Midland Co.	374,930
3,000		Monsanto Co.	251,640
1,490		Reynolds America, Inc.	158,164
1,900		UST, Inc.	73,872
			2,364,911
		Airlines: 0.0%
7,100		Southwest Airlines Co.	119,067
			119,067
		Apparel: 0.2%
7,220	@	Coach, Inc.	257,898
1,360		Jones Apparel Group, Inc.	39,331
1,950		Liz Claiborne, Inc.	70,259
2,740		Nike, Inc.	237,777
1,660		VF Corp.	90,968
			696,233
		Auto Manufacturers: 0.1%
26,680		Ford Motor Co.	212,640
			212,640
		Auto Parts & Equipment: 0.1%
2,200	@	Goodyear Tire & Rubber Co.	31,526
1,950		Johnson Controls, Inc.	138,977
			170,503
		Banks: 2.4%
4,200		AmSouth Bancorp	116,550
47,757		Bank of America Corp.	2,189,658
8,350		Bank of New York	285,904
5,563		BB&T Corp.	219,905
2,200		Comerica, Inc.	126,104
1,400		Compass Bancshares, Inc.	70,392
700		First Horizon National Corp.	27,377
2,250		Huntington Bancshares, Inc.	54,113

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
5,600		Keycorp	208,712
950		M&T Bank Corp.	106,780
2,400		Marshall & Ilsley Corp.	105,600
4,500		Mellon Financial Corp.	162,405
5,900		National City Corp.	205,320
2,200		Northern Trust Corp.	115,984
3,950		PNC Financial Services Group, Inc.	277,883
4,700		Regions Financial Corp.	163,466
3,550		State Street Corp.	221,804
3,750		SunTrust Banks, Inc.	271,388
3,349		Synovus Financial Corp.	94,944
19,650		US BanCorp.	607,382
16,599		Wachovia Corp.	930,706
17,600		Wells Fargo & Co.	1,129,920
1,150		Zions Bancorporation	94,898
			7,787,195
		Beverages: 1.2%
8,000		Anheuser-Busch Cos., Inc.	332,320
980		Brown-Forman Corp.	68,953
35,800		Coca-Cola Co.	1,502,526
3,250		Coca-Cola Enterprises, Inc.	63,863
2,100	@	Constellation Brands, Inc.	55,314
2,350		Pepsi Bottling Group, Inc.	68,996
28,660		PepsiCo, Inc.	1,694,093
			3,786,065
		Biotechnology: 0.4%
12,500	@	Amgen, Inc.	943,625
800	@	Biogen Idec, Inc.	37,800
1,400	@	Chiron Corp.	63,938
2,450	@	Genzyme Corp.	169,883
450	@	Millipore Corp.	31,199
			1,246,445
		Building Materials: 0.1%
2,500		American Standard Cos, Inc.	98,950
4,500		Masco Corp.	140,355
1,400		Vulcan Materials Co.	110,600
			349,905
		Chemicals: 0.5%
2,500		Air Products & Chemicals, Inc.	160,400
10,800		Dow Chemical Co.	464,724
1,000		Eastman Chemical Co.	49,330
2,300		Ecolab, Inc.	83,237
9,800		EI Du Pont de Nemours & Co.	394,352
700		Engelhard Corp.	27,825
1,100		International Flavors & Fragrances, Inc.	38,093
2,250		PPG Industries, Inc.	136,418
3,750		Praxair, Inc.	202,425
1,850		Rohm & Haas Co.	92,038
1,250		Sherwin-Williams Co.	56,938
800		Sigma-Aldrich Corp.	51,528
			1,757,308
		Commercial Services: 0.4%
1,500	@	Apollo Group, Inc.	74,070
10,601		Cendant Corp.	176,189
2,150		Equifax, Inc.	78,776

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
3,400		H&R Block, Inc.	75,820
5,500		McKesson Corp.	297,715
2,500		Moody’s Corp.	167,500
3,800		Paychex, Inc.	152,190
2,150		Robert Half International, Inc.	77,228
2,650		RR Donnelley & Sons Co.	89,199
			1,188,687
		Computers: 1.7%
1,600	@	Affiliated Computer Services, Inc.	100,672
11,580	@	Apple Computer, Inc.	793,693
1,900	@	Computer Sciences Corp.	103,246
24,230	@	Dell, Inc.	702,670
5,350		Electronic Data Systems Corp.	142,845
24,600	@	EMC Corp.	344,892
50,000		Hewlett-Packard Co.	1,640,500
16,600		International Business Machines Corp.	1,331,984
250	@	Lexmark International, Inc.	11,773
2,100	@	NCR Corp.	84,189
3,440	@	Network Appliance, Inc.	114,070
2,700	@	Unisys Corp.	18,036
			5,388,570
		Cosmetics/Personal Care: 1.0%
1,300		Alberto-Culver Co.	59,371
5,300		Colgate-Palmolive Co.	288,744
45,975		Procter & Gamble Co.	2,755,282
			3,103,397
		Distribution/Wholesale: 0.1%
2,515		Genuine Parts Co.	111,968
1,150		WW Grainger, Inc.	85,146
			197,114
		Diversified Financial Services: 2.9%
13,400		American Express Co.	721,992
2,660		Ameriprise Financial, Inc.	120,977
1,240		Bear Stearns Cos, Inc.	166,706
3,050		Capital One Financial Corp.	267,180
10,600		Charles Schwab Corp.	171,826
2,050		CIT Group, Inc.	110,229
52,300		Citigroup, Inc.	2,425,151
6,098		Countrywide Financial Corp.	210,259
3,500	@	E*Trade Financial Corp.	89,530
1,950		Fannie Mae	106,626
1,100		Federated Investors, Inc.	42,779
1,600		Franklin Resources, Inc.	164,288
1,400		Freddie Mac	94,346
4,650		Goldman Sachs Group, Inc.	656,999
35,600		JPMorgan Chase & Co.	1,464,584
3,630		Lehman Brothers Holdings, Inc.	529,799
9,300		Merrill Lynch & Co., Inc.	718,053
15,000		Morgan Stanley	894,900
4,200		SLM Corp.	236,922
1,400		T. Rowe Price Group, Inc.	107,492
			9,300,638
		Electric: 1.1%
7,050	@	AES Corp.	121,965
1,650	@	Allegheny Energy, Inc.	59,004

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
3,900		American Electric Power Co., Inc.	142,350
3,000		CenterPoint Energy Resources Corp.	38,910
2,100		Cinergy Corp.	92,568
2,850	@	CMS Energy Corp.	40,128
2,350		Consolidated Edison, Inc.	107,795
2,300		Constellation Energy Group, Inc.	135,102
3,500		Dominion Resources, Inc.	262,850
2,200		DTE Energy Co.	95,260
13,050		Duke Energy Corp.	370,620
3,420		Edison International	151,711
1,400		Exelon Corp.	79,954
3,400		FirstEnergy Corp.	173,672
4,100		FPL Group, Inc.	171,913
3,750		Pacific Gas & Electric Co.	142,688
1,400		Pinnacle West Capital Corp.	57,470
4,700		PPL Corp.	149,460
2,600		Progress Energy, Inc.	115,388
2,850		Public Service Enterprise Group, Inc.	197,762
7,600		Southern Co.	258,628
2,650		TECO Energy, Inc.	45,209
8,360		TXU Corp.	437,980
800		Xcel Energy, Inc.	14,848
			3,463,235
		Electrical Components & Equipment: 0.1%
5,650		Emerson Electric Co.	462,227
			462,227
		Electronics: 0.2%
6,950	@	Agilent Technologies, Inc.	250,200
1,650		Applera Corp. - Applied Biosystems Group	46,646
2,150	@	Jabil Circuit, Inc.	81,378
2,100		PerkinElmer, Inc.	49,959
5,100	@	Sanmina-SCI Corp.	19,686
18,550	@	Solectron Corp.	66,966
300	@	Thermo Electron Corp.	10,386
1,400	@	Waters Corp.	59,822
			585,043
		Engineering & Construction: 0.0%
1,000		Fluor Corp.	86,300
			86,300
		Entertainment: 0.0%
3,550		International Game Technology	126,984
			126,984
		Environmental Control: 0.0%
5,100		Waste Management, Inc.	169,626
			169,626
		Food: 0.5%
800		Albertson’s, Inc.	20,352
2,950		Campbell Soup Co.	91,834
5,350		ConAgra Foods, Inc.	112,511
6,200		General Mills, Inc.	305,350
3,550		HJ Heinz Co.	134,439
2,700		Kellogg Co.	119,637
7,000	@	Kroger Co.	140,280
1,400		McCormick & Co., Inc.	45,962

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
4,550		Safeway, Inc.	110,611
7,938		Sara Lee Corp.	140,264
2,250		Supervalu, Inc.	71,100
2,500		Tyson Foods, Inc.	33,825
1,400		Whole Foods Market, Inc.	89,432
2,550		WM Wrigley Jr. Co.	162,027
			1,577,624
		Forest Products & Paper: 0.2%
5,300		International Paper Co.	173,681
1,850		Louisiana-Pacific Corp.	52,596
2,100		MeadWestvaco Corp.	58,422
2,000		Plum Creek Timber Co., Inc.	74,300
1,600		Temple-Inland, Inc.	68,272
2,500		Weyerhaeuser Co.	170,725
			597,996
		Gas: 0.1%
1,800		KeySpan Corp.	73,350
400		Nicor, Inc.	17,172
3,750		Sempra Energy	179,400
			269,922
		Hand/Machine Tools: 0.0%
970		Black & Decker Corp.	83,013
300		Snap-On, Inc.	11,676
1,500		Stanley Works	75,210
			169,899
		Healthcare - Products: 1.2%
850		Bausch & Lomb, Inc.	58,829
6,500		Baxter International, Inc.	246,025
3,520		Becton Dickinson & Co.	224,752
6,170	@	Boston Scientific Corp.	150,671
1,300		CR Bard, Inc.	85,137
3,410		Guidant Corp.	261,752
30,100		Johnson & Johnson	1,735,265
12,600		Medtronic, Inc.	679,770
3,450		St. Jude Medical, Inc.	157,320
2,900		Stryker Corp.	134,038
2,500	@	Zimmer Holdings, Inc.	172,950
			3,906,509
		Healthcare - Services: 0.9%
7,860		Aetna, Inc.	400,860
2,535	@	Coventry Health Care, Inc.	151,137
3,090	@	Humana, Inc.	159,660
300	@	Laboratory Corp. of America Holdings	17,433
1,000		Quest Diagnostics	52,870
23,570		UnitedHealth Group, Inc.	1,372,481
11,480	@	WellPoint, Inc.	881,549
			3,035,990
		Home Furnishings: 0.0%
700		Harman International Industries, Inc.	77,245
400		Whirlpool Corp.	35,916
			113,161
		Household Products/Wares: 0.2%
1,100		Avery Dennison Corp.	66,000

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
350		Clorox Co.	21,333
1,600		Fortune Brands, Inc.	124,080
5,150		Kimberly-Clark Corp.	304,777
			516,190
		Housewares: 0.0%
2,650		Newell Rubbermaid, Inc.	65,906
			65,906
		Insurance: 2.0%
3,160	@@	ACE Ltd	176,107
5,350		Aflac, Inc.	247,438
6,810		Allstate Corp.	373,052
1,350		AMBAC Financial Group, Inc.	101,453
26,900		American International Group, Inc.	1,785,084
3,350		AON Corp.	132,694
3,490		Chubb Corp.	334,168
1,400		Cigna Corp.	171,850
2,184		Cincinnati Financial Corp.	96,882
3,800		Genworth Financial, Inc.	120,916
3,050		Hartford Financial Services Group, Inc.	251,259
1,450		Jefferson-Pilot Corp.	87,363
2,450		Lincoln National Corp.	139,087
1,530		Loews Corp.	141,158
5,561		Marsh & McLennan Cos., Inc.	171,891
1,500		MBIA, Inc.	88,110
10,420		Metlife, Inc.	522,250
950		MGIC Investment Corp.	60,563
3,900		Principal Financial Group	190,008
2,170		Progressive Corp.	233,167
8,800		Prudential Financial, Inc.	677,952
1,640		Safeco Corp.	84,476
6,950		St. Paul Cos.	298,711
1,650		Torchmark Corp.	90,206
2,500		UnumProvident Corp.	51,725
			6,627,570
		Internet: 0.3%
4,200	@	Amazon.com, Inc.	157,458
11,600	@	eBay, Inc.	464,696
1,650	@	Monster Worldwide, Inc.	80,784
10,969	@	Symantec Corp.	185,266
2,600	@	VeriSign, Inc.	61,516
2,650	@	Yahoo!, Inc.	84,959
			1,034,679
		Iron/Steel: 0.1%
2,370		Nucor Corp.	203,939
240		United States Steel Corp.	13,080
			217,019
		Leisure Time: 0.1%
1,150		Brunswick Corp.	45,115
4,500		Carnival Corp.	232,425
3,350		Harley-Davidson, Inc.	175,909
300		Sabre Holdings Corp.	7,239
			460,688

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
		Lodging: 0.1%
3,500		Hilton Hotels Corp.	84,700
2,240		Marriott International, Inc.	153,216
2,100		Starwood Hotels & Resorts Worldwide, Inc.	133,350
			371,266
		Machinery - Diversified: 0.1%
150		Cummins, Inc.	16,242
2,500		Deere & Co.	190,675
2,200		Rockwell Automation, Inc.	149,974
			356,891
		Media: 1.1%
5,600		Clear Channel Communications, Inc.	158,480
22,150	@	Comcast Corp.	594,285
500		Gannett Co., Inc.	31,080
5,170		McGraw-Hill Cos, Inc.	274,475
850		Meredith Corp.	46,827
1,800		New York Times Co.	50,796
25,650		News Corp., Inc.	417,582
49,000		Time Warner, Inc.	848,190
2,700		Tribune Co.	82,620
2,400	@	Univision Communications, Inc.	80,280
9,075		Viacom, Inc.	221,975
7,475	@	Viacom, Inc. - Class B	298,701
19,800		Walt Disney Co.	554,202
			3,659,493
		Mining: 0.2%
1,800		Alcoa, Inc.	52,776
3,300		Freeport-McMoRan Copper & Gold, Inc.	167,079
4,500		Newmont Mining Corp.	238,140
1,140		Phelps Dodge Corp.	157,320
			615,315
		Miscellaneous Manufacturing: 1.8%
7,800		3M Co.	574,002
1,250	@	Cooper Industries Ltd.	104,625
2,950		Danaher Corp.	178,711
2,150		Dover Corp.	103,071
2,100		Eaton Corp.	146,307
107,250		General Electric Co.	3,525,308
9,000		Honeywell International, Inc.	368,550
2,450		Illinois Tool Works, Inc.	210,308
3,500	@@	Ingersoll-Rand Co.	143,605
2,200		ITT Industries, Inc.	115,500
1,500		Parker Hannifin Corp.	117,255
1,800		Textron, Inc.	158,598
4,100	@@	Tyco International Ltd.	105,739
			5,851,579
		Office/Business Equipment: 0.1%
2,100		Pitney Bowes, Inc.	89,754
8,650	@	Xerox Corp.	128,885
			218,639
		Oil & Gas: 3.5%
800		Amerada Hess Corp.	110,648
2,150		Anadarko Petroleum Corp.	213,194
2,920		Apache Corp.	195,406
4,900		Burlington Resources, Inc.	441,882
20,861		ChevronTexaco Corp.	1,178,229

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
17,450		ConocoPhillips	1,063,752
4,300		Devon Energy Corp.	252,109
2,950		EOG Resources, Inc.	198,830
99,950		Exxon Mobil Corp.	5,934,032
1,300		Kerr-McGee Corp.	127,010
3,420		Marathon Oil Corp.	241,452
1,700		Murphy Oil Corp.	79,679
1,300	@, @@	Nabors Industries Ltd.	85,735
3,700		Occidental Petroleum Corp.	338,698
1,000		Rowan Cos., Inc.	40,250
2,300		Sunoco, Inc.	170,430
2,900	@	Transocean, Inc.	215,122
9,600		Valero Energy Corp.	516,384
700		XTO Energy, Inc.	29,323
			11,432,165
		Oil & Gas Services: 0.4%
3,200		Baker Hughes, Inc.	217,504
4,850		Halliburton Co.	329,800
5,300		Schlumberger Ltd.	609,500
			1,156,804
		Packaging & Containers: 0.0%
1,300		Ball Corp.	55,380
1,100	@	Sealed Air Corp.	62,568
			117,948
		Pharmaceuticals: 2.0%
16,300		Abbott Laboratories	720,134
1,350		Allergan, Inc.	146,151
4,000		AmerisourceBergen Corp.	183,960
4,340		Cardinal Health, Inc.	315,084
4,580	@	Caremark Rx, Inc.	227,855
2,500	@	Express Scripts, Inc.	218,175
3,250	@	Forest Laboratories, Inc.	149,175
4,550	@	Gilead Sciences, Inc.	283,329
3,070	@	Hospira, Inc.	121,879
3,580	@	King Pharmaceuticals, Inc.	58,175
2,960	@	Medco Health Solutions, Inc.	164,931
30,000		Merck & Co., Inc.	1,045,800
2,300		Mylan Laboratories	52,900
74,590		Pfizer, Inc.	1,953,512
15,600		Schering-Plough Corp.	288,600
1,450	@	Watson Pharmaceuticals, Inc.	43,471
14,100		Wyeth	702,180
			6,675,311
		Pipelines: 0.1%
900		Kinder Morgan, Inc.	83,502
4,250		Williams Cos., Inc.	91,673
			175,175
		Real Estate Investment Trust: 0.1%
1,250		Apartment Investment & Management Co.	55,388
400		Archstone-Smith Trust	18,960
800		Equity Office Properties Trust	25,160
600		Prologis	31,512
1,200		Public Storage, Inc.	93,624
2,050		Simon Property Group LP	170,089
			394,733

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
		Retail: 2.4%
2,100	@	Autonation, Inc.	43,911
400	@	Autozone, Inc.	38,672
3,100	@	Bed Bath & Beyond, Inc.	111,724
5,585		Best Buy Co., Inc.	300,808
2,750		Circuit City Stores, Inc.	66,083
6,500		Costco Wholesale Corp.	333,320
2,500		Darden Restaurants, Inc.	104,850
2,900		Dollar General Corp.	50,518
950		Family Dollar Stores, Inc.	24,434
2,846		Federated Department Stores	202,180
5,990		Gap, Inc.	111,055
29,470		Home Depot, Inc.	1,242,161
3,550		JC Penney Co., Inc.	208,172
3,550	@	Kohl’s Corp.	170,791
3,600		Limited Brands	85,212
10,830		Lowe’s Cos., Inc.	738,389
17,100		McDonald’s Corp.	596,961
4,000		Nordstrom, Inc.	152,000
3,050	@	Office Depot, Inc.	108,824
1,350	@	Sears Holding Corp.	162,608
10,210		Staples, Inc.	250,553
8,200	@	Starbucks Corp.	297,824
9,050		Target Corp.	492,320
900		Tiffany & Co.	33,417
5,150		TJX Cos., Inc.	126,124
26,100		Wal-Mart Stores, Inc.	1,183,896
10,380		Walgreen Co.	465,647
1,270		Wendy’s International, Inc.	73,533
2,950		Yum! Brands, Inc.	140,715
			7,916,702
		Savings & Loans: 0.1%
2,550		Golden West Financial Corp.	181,127
3,700		Sovereign Bancorp, Inc.	77,071
2,062		Washington Mutual, Inc.	88,047
			346,245
		Semiconductors: 1.2%
4,200	@	Advanced Micro Devices, Inc.	162,414
3,750	@	Altera Corp.	75,150
3,800		Analog Devices, Inc.	144,932
16,900		Applied Materials, Inc.	309,946
4,350	@	Broadcom Corp.	196,142
4,154	@	Freescale Semiconductor, Inc.	112,324
61,300		Intel Corp.	1,262,780
2,200		Kla-Tencor Corp.	114,906
3,000		Linear Technology Corp.	110,580
3,700	@	LSI Logic Corp.	36,075
3,100		Maxim Integrated Products	121,179
6,300	@	Micron Technology, Inc.	97,713
5,550		National Semiconductor Corp.	155,678
1,950	@	Novellus Systems, Inc.	52,124
2,100	@	Nvidia Corp.	98,973
1,400	@	QLogic Corp.	57,596
28,700		Texas Instruments, Inc.	856,695
			3,965,207

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.8% (continued)
		Software: 1.7%
5,090		Adobe Systems, Inc.	196,576
3,250		Autodesk, Inc.	122,363
5,950		Automatic Data Processing, Inc.	274,831
3,300	@	BMC Software, Inc.	72,171
5,000		CA, Inc.	135,800
2,750	@	Citrix Systems, Inc.	88,990
5,250	@	Compuware Corp.	43,103
650	@	Electronic Arts, Inc.	33,781
1,590		First Data Corp.	71,757
2,150	@	Fiserv, Inc.	89,225
2,100		IMS Health, Inc.	50,610
3,200	@	Intuit, Inc.	155,456
134,550		Microsoft Corp.	3,619,395
3,400	@	Novell, Inc.	32,334
39,140	@	Oracle Corp.	486,119
1,980	@	Parametric Technology Corp.	30,136
			5,502,647
		Telecommunications: 2.4%
53,686		AT&T, Inc.	1,481,197
1,000	@	Avaya, Inc.	11,120
25,100		BellSouth Corp.	792,658
2,100		CenturyTel, Inc.	75,558
85,200	@	Cisco Systems, Inc.	1,724,414
400	@	Comverse Technology, Inc.	11,504
15,350	@	Corning, Inc.	374,694
34,180		Motorola, Inc.	731,452
17,050		Qualcomm, Inc.	804,931
30,702		Sprint Corp. - FON Group	737,769
4,000	@	Tellabs, Inc.	58,760
28,850		Verizon Communications, Inc.	972,245
			7,776,302
		Textiles: 0.0%
2,000		Cintas Corp.	82,180
			82,180
		Toys/Games/Hobbies: 0.0%
2,750		Hasbro, Inc.	55,798
4,150		Mattel, Inc.	69,928
			125,726
		Transportation: 0.6%
3,750		Burlington Northern Santa Fe Corp.	294,900
3,720		CSX Corp.	206,014
600		FedEx Corp.	64,344
7,050		Norfolk Southern Corp.	360,819
550		Union Pacific Corp.	48,703
11,600		United Parcel Service, Inc.	866,636
			1,841,416
		Total Common Stock
		(Cost $115,165,142)	123,216,834

Principal Amount			Values

U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.2%
	Federal National Mortgage Association: 60.2%
$215,000,000	4.960%, due 01/22/08		$196,129,450
	Total U.S. Government Agency Obligations
	(Cost $202,059,390)		196,129,450
U.S. TREASURY OBLIGATIONS: 1.4%
	U.S. Treasury STRIP: 1.4%
4,940,000	4.740%, due 11/15/07		4,563,691
	Total U.S. Treasury Obligations
	(Cost $4,586,203)		4,563,691
	Total Long-Term Investments:
	(Cost $321,810,735)		$323,909,975
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreement: 0.9%
2,739,000	Goldman Sachs Repurchase Agreement dated 02/28/06, 4.550%, due 03/01/06, $2,739,346 to be received upon repurchase (Collateralized by $2,878,000 Federal Home Loan Mortgage Corporation, 4.125%, Market Value plus accrued interest $2,794,253 due 07/12/10).		2,739,000
	Total Short-Term Investments:
	(Cost $2,739,000)		2,739,000
	Total Investments in Securities
	(Cost $324,549,735)*	100.3%	$326,648,975
	Other Assets and Liabilities-Net	(0.3)	(958,202)
	Net Assets	100.0%	$325,690,773

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $326,888,509.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$8,809,725
	Gross Unrealized Depreciation	(9,049,259)
	Net Unrealized Depreciation	$(239,534)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 34.2%
		Advertising: 0.1%
3,450	@	Interpublic Group of Cos., Inc.	$35,742
1,650		Omnicom Group	131,703
			167,445
		Aerospace/Defense: 0.9%
11,500		Boeing Co.	835,935
2,300		General Dynamics Corp.	283,521
200		L-3 Communications Holdings, Inc.	16,622
5,130		Lockheed Martin Corp.	373,823
3,027		Northrop Grumman Corp.	194,031
5,241		Raytheon Co.	227,459
1,550		Rockwell Collins, Inc.	82,383
11,550		United Technologies Corp.	675,675
			2,689,449
		Agriculture: 0.7%
17,500		Altria Group, Inc.	1,258,250
9,860		Archer-Daniels-Midland Co.	312,759
2,540		Monsanto Co.	213,055
1,160		Reynolds America, Inc.	123,134
1,550		UST, Inc.	60,264
			1,967,462
		Airlines: 0.0%
5,800		Southwest Airlines Co.	97,266
			97,266
		Apparel: 0.2%
5,650	@	Coach, Inc.	201,818
1,050		Jones Apparel Group, Inc.	30,366
1,600		Liz Claiborne, Inc.	57,648
2,350		Nike, Inc.	203,933
1,450		VF Corp.	79,460
			573,225
		Auto Manufacturers: 0.1%
21,900		Ford Motor Co.	174,543
			174,543
		Auto Parts & Equipment: 0.0%
1,650	@	Goodyear Tire & Rubber Co.	23,645
1,650		Johnson Controls, Inc.	117,596
			141,241
		Banks: 2.1%
2,450		AmSouth Bancorp	67,988
39,465		Bank of America Corp.	1,809,470
6,950		Bank of New York	237,968
4,554		BB&T Corp.	180,020
1,700		Comerica, Inc.	97,444
1,100		Compass Bancshares, Inc.	55,308
500		First Horizon National Corp.	19,555
1,900		Huntington Bancshares, Inc.	45,695

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
4,600		Keycorp	171,442
850		M&T Bank Corp.	95,540
2,000		Marshall & Ilsley Corp.	88,000
3,700		Mellon Financial Corp.	133,533
4,860		National City Corp.	169,128
1,700		Northern Trust Corp.	89,624
3,300		PNC Financial Services Group, Inc.	232,155
3,900		Regions Financial Corp.	135,642
2,900		State Street Corp.	181,192
3,100		SunTrust Banks, Inc.	224,347
2,689		Synovus Financial Corp.	76,233
15,600		US BanCorp.	482,196
13,781		Wachovia Corp.	772,701
14,500		Wells Fargo & Co.	930,900
850		Zions Bancorporation	70,142
			6,366,223
		Beverages: 1.1%
6,600		Anheuser-Busch Cos., Inc.	274,164
690		Brown-Forman Corp.	48,548
29,650		Coca-Cola Co.	1,244,411
2,800		Coca-Cola Enterprises, Inc.	55,020
1,700	@	Constellation Brands, Inc.	44,778
2,150		Pepsi Bottling Group, Inc.	63,124
23,890		PepsiCo, Inc.	1,412,138
			3,142,183
		Biotechnology: 0.4%
10,850	@	Amgen, Inc.	819,067
500	@	Biogen Idec, Inc.	23,625
1,100	@	Chiron Corp.	50,237
2,000	@	Genzyme Corp.	138,680
400	@	Millipore Corp.	27,732
			1,059,341
		Building Materials: 0.1%
1,650		American Standard Cos, Inc.	65,307
3,650		Masco Corp.	113,844
1,100		Vulcan Materials Co.	86,900
			266,051
		Chemicals: 0.5%
2,200		Air Products & Chemicals, Inc.	141,152
8,100		Dow Chemical Co.	348,543
1,050		Eastman Chemical Co.	51,797
1,900		Ecolab, Inc.	68,761
8,200		EI Du Pont de Nemours & Co.	329,968
500		Engelhard Corp.	19,875
1,000		International Flavors & Fragrances, Inc.	34,630
1,910		PPG Industries, Inc.	115,803
3,250		Praxair, Inc.	175,435
1,650		Rohm & Haas Co.	82,088
950		Sherwin-Williams Co.	43,273
700		Sigma-Aldrich Corp.	45,087
			1,456,412
		Commercial Services: 0.3%
1,300	@	Apollo Group, Inc.	64,194
8,801		Cendant Corp.	146,273
1,700		Equifax, Inc.	62,288

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
2,800		H&R Block, Inc.	62,440
4,610		McKesson Corp.	249,539
2,100		Moody’s Corp.	140,700
3,050		Paychex, Inc.	122,153
1,850		Robert Half International, Inc.	66,452
1,850		RR Donnelley & Sons Co.	62,271
			976,310
		Computers: 1.4%
1,200	@	Affiliated Computer Services, Inc.	75,504
9,610	@	Apple Computer, Inc.	658,669
1,500	@	Computer Sciences Corp.	81,510
20,040	@	Dell, Inc.	581,160
4,350		Electronic Data Systems Corp.	116,145
20,350	@	EMC Corp.	285,307
32,300		Hewlett-Packard Co.	1,059,763
13,800		International Business Machines Corp.	1,107,312
250	@	Lexmark International, Inc.	11,773
1,900	@	NCR Corp.	76,171
2,880	@	Network Appliance, Inc.	95,501
2,500	@	Unisys Corp.	16,700
			4,165,515
		Cosmetics/Personal Care: 0.9%
900		Alberto-Culver Co.	41,103
4,400		Colgate-Palmolive Co.	239,712
38,016		Procter & Gamble Co.	2,278,299
			2,559,114
		Distribution/Wholesale: 0.1%
2,236		Genuine Parts Co.	99,547
700		WW Grainger, Inc.	51,828
			151,375
		Diversified Financial Services: 2.6%
11,100		American Express Co.	598,068
2,180		Ameriprise Financial, Inc.	99,146
940		Bear Stearns Cos, Inc.	126,374
2,550		Capital One Financial Corp.	223,380
8,950		Charles Schwab Corp.	145,080
1,700		CIT Group, Inc.	91,409
42,600		Citigroup, Inc.	1,975,362
5,068		Countrywide Financial Corp.	174,745
2,900	@	E*Trade Financial Corp.	74,182
1,650		Fannie Mae	90,222
800		Federated Investors, Inc.	31,112
1,300		Franklin Resources, Inc.	133,484
1,200		Freddie Mac	80,868
3,850		Goldman Sachs Group, Inc.	543,967
29,600		JPMorgan Chase & Co.	1,217,744
3,060		Lehman Brothers Holdings, Inc.	446,607
7,700		Merrill Lynch & Co., Inc.	594,517
12,450		Morgan Stanley	742,767
3,650		SLM Corp.	205,897
1,100		T. Rowe Price Group, Inc.	84,458
			7,679,389
		Electric: 1.0%
5,910	@	AES Corp.	102,243
1,500	@	Allegheny Energy, Inc.	53,640

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
3,750		American Electric Power Co., Inc.	136,875
2,700		CenterPoint Energy Resources Corp.	35,019
1,700		Cinergy Corp.	74,936
3,050	@	CMS Energy Corp.	42,944
2,050		Consolidated Edison, Inc.	94,034
1,900		Constellation Energy Group, Inc.	111,606
2,900		Dominion Resources, Inc.	217,790
1,700		DTE Energy Co.	73,610
10,750		Duke Energy Corp.	305,300
2,820		Edison International	125,095
1,200		Exelon Corp.	68,532
2,950		FirstEnergy Corp.	150,686
3,400		FPL Group, Inc.	142,562
3,500		Pacific Gas & Electric Co.	133,175
1,100		Pinnacle West Capital Corp.	45,155
3,800		PPL Corp.	120,840
2,200		Progress Energy, Inc.	97,636
2,350		Public Service Enterprise Group, Inc.	163,067
6,450		Southern Co.	219,494
2,200		TECO Energy, Inc.	37,532
7,500		TXU Corp.	392,925
650		Xcel Energy, Inc.	12,064
			2,956,760
		Electrical Components & Equipment: 0.1%
4,700		Emerson Electric Co.	384,507
			384,507
		Electronics: 0.2%
5,750	@	Agilent Technologies, Inc.	207,000
1,900		Applera Corp. - Applied Biosystems Group	53,713
1,650	@	Jabil Circuit, Inc.	62,453
1,700		PerkinElmer, Inc.	40,443
4,300	@	Sanmina-SCI Corp.	16,598
15,430	@	Solectron Corp.	55,702
250	@	Thermo Electron Corp.	8,655
1,100	@	Waters Corp.	47,003
			491,567
		Engineering & Construction: 0.0%
1,300		Fluor Corp.	112,190
			112,190
		Entertainment: 0.0%
2,950		International Game Technology	105,522
			105,522
		Environmental Control: 0.0%
4,400		Waste Management, Inc.	146,344
			146,344
		Food: 0.5%
600		Albertson’s, Inc.	15,264
2,550		Campbell Soup Co.	79,382
4,550		ConAgra Foods, Inc.	95,687
5,150		General Mills, Inc.	253,638
3,900		HJ Heinz Co.	147,693
2,150		Kellogg Co.	95,267
5,950	@	Kroger Co.	119,238
1,150		McCormick & Co., Inc.	37,755

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
4,300		Safeway, Inc.	104,533
6,625		Sara Lee Corp.	117,064
1,940		Supervalu, Inc.	61,304
2,100		Tyson Foods, Inc.	28,413
1,200		Whole Foods Market, Inc.	76,656
2,100		WM Wrigley Jr. Co.	133,434
			1,365,328
		Forest Products & Paper: 0.2%
4,400		International Paper Co.	144,188
1,500		Louisiana-Pacific Corp.	42,645
1,700		MeadWestvaco Corp.	47,294
1,500		Plum Creek Timber Co., Inc.	55,725
1,200		Temple-Inland, Inc.	51,204
2,200		Weyerhaeuser Co.	150,238
			491,294
		Gas: 0.1%
1,500		KeySpan Corp.	61,125
350		Nicor, Inc.	15,026
3,050		Sempra Energy	145,912
			222,063
		Hand/Machine Tools: 0.0%
700		Black & Decker Corp.	59,906
300		Snap-On, Inc.	11,676
900		Stanley Works	45,126
			116,708
		Healthcare - Products: 1.1%
550		Bausch & Lomb, Inc.	38,066
5,450		Baxter International, Inc.	206,283
2,820		Becton Dickinson & Co.	180,057
5,100	@	Boston Scientific Corp.	124,542
1,150		CR Bard, Inc.	75,314
2,770		Guidant Corp.	212,625
25,150		Johnson & Johnson	1,449,898
10,500		Medtronic, Inc.	566,475
3,000	@	St. Jude Medical, Inc.	136,800
2,500		Stryker Corp.	115,550
2,100	@	Zimmer Holdings, Inc.	145,278
			3,250,888
		Healthcare - Services: 0.8%
6,460		Aetna, Inc.	329,460
1,865	@	Coventry Health Care, Inc.	111,191
2,350	@	Humana, Inc.	121,425
250	@	Laboratory Corp. of America Holdings	14,528
800		Quest Diagnostics	42,296
19,460		UnitedHealth Group, Inc.	1,133,156
9,040	@	WellPoint, Inc.	694,182
			2,446,238
		Home Furnishings: 0.0%
500		Harman International Industries, Inc.	55,175
300		Whirlpool Corp.	26,937
			82,112

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
		Household Products/Wares: 0.1%
900		Avery Dennison Corp.	54,000
300		Clorox Co.	18,285
1,250		Fortune Brands, Inc.	96,938
4,300		Kimberly-Clark Corp.	254,474
			423,697
		Housewares: 0.0%
2,500		Newell Rubbermaid, Inc.	62,175
			62,175
		Insurance: 1.8%
2,620	@@	ACE Ltd.	146,013
4,450		Aflac, Inc.	205,813
5,610		Allstate Corp.	307,316
1,100		AMBAC Financial Group, Inc.	82,665
21,800		American International Group, Inc.	1,446,648
2,900		AON Corp.	114,869
2,840		Chubb Corp.	271,930
1,120		Cigna Corp.	137,480
1,564		Cincinnati Financial Corp.	69,379
3,200		Genworth Financial, Inc.	101,824
2,550		Hartford Financial Services Group, Inc.	210,069
1,150		Jefferson-Pilot Corp.	69,288
2,050		Lincoln National Corp.	116,379
1,190		Loews Corp.	109,789
4,617		Marsh & McLennan Cos., Inc.	142,711
1,150		MBIA, Inc.	67,551
8,610		Metlife, Inc.	431,533
850		MGIC Investment Corp.	54,188
3,350		Principal Financial Group	163,212
1,810		Progressive Corp.	194,485
6,060		Prudential Financial, Inc.	466,862
1,280		Safeco Corp.	65,933
5,710		St. Paul Cos.	245,416
850		Torchmark Corp.	46,470
2,500		UnumProvident Corp.	51,725
			5,319,548
		Internet: 0.3%
3,500	@	Amazon.com, Inc.	131,215
9,750	@	eBay, Inc.	390,585
1,450	@	Monster Worldwide, Inc.	70,992
9,188	@	Symantec Corp.	155,185
2,200	@	VeriSign, Inc.	52,052
2,100	@	Yahoo!, Inc.	67,326
			867,355
		Iron/Steel: 0.1%
1,960		Nucor Corp.	168,658
200		United States Steel Corp.	10,900
			179,558
		Leisure Time: 0.1%
1,000		Brunswick Corp.	39,230
3,650		Carnival Corp.	188,523
2,750		Harley-Davidson, Inc.	144,403
200		Sabre Holdings Corp.	4,826
			376,982

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
		Lodging: 0.1%
2,800		Hilton Hotels Corp.	67,760
1,900		Marriott International, Inc.	129,960
1,850		Starwood Hotels & Resorts Worldwide, Inc.	117,475
			315,195
		Machinery - Diversified: 0.1%
500		Cummins, Inc.	54,140
2,000		Deere & Co.	152,540
1,710		Rockwell Automation, Inc.	116,571
			323,251
		Media: 1.0%
4,700		Clear Channel Communications, Inc.	133,010
19,100	@	Comcast Corp.	512,453
400		Gannett Co., Inc.	24,864
4,350		McGraw-Hill Cos, Inc.	230,942
600		Meredith Corp.	33,054
1,500		New York Times Co.	42,330
21,400		News Corp., Inc.	348,392
40,800		Time Warner, Inc.	706,248
2,250		Tribune Co.	68,850
1,900	@	Univision Communications, Inc.	63,555
6,850		Viacom, Inc.	167,551
6,850	@	Viacom, Inc. - Class B	273,726
16,400		Walt Disney Co.	459,036
			3,064,011
		Mining: 0.2%
1,500		Alcoa, Inc.	43,980
2,700		Freeport-McMoRan Copper & Gold, Inc.	136,701
3,800		Newmont Mining Corp.	201,096
1,000		Phelps Dodge Corp.	138,000
			519,777
		Miscellaneous Manufacturing: 1.6%
6,450		3M Co.	474,656
800	@	Cooper Industries Ltd.	66,960
2,550		Danaher Corp.	154,479
1,650		Dover Corp.	79,101
1,550		Eaton Corp.	107,989
89,450		General Electric Co.	2,940,222
7,500		Honeywell International, Inc.	307,125
2,050		Illinois Tool Works, Inc.	175,972
2,800	@@	Ingersoll-Rand Co.	114,884
2,000		ITT Industries, Inc.	105,000
1,200		Parker Hannifin Corp.	93,804
1,450		Textron, Inc.	127,760
3,500	@@	Tyco International Ltd.	90,265
			4,838,217
		Office/Business Equipment: 0.1%
1,750		Pitney Bowes, Inc.	74,795
8,800	@	Xerox Corp.	131,120
			205,915
		Oil & Gas: 3.1%
600		Amerada Hess Corp.	82,986
1,750		Anadarko Petroleum Corp.	173,530
2,450		Apache Corp.	163,954
4,000		Burlington Resources, Inc.	360,720
17,493		ChevronTexaco Corp.	988,005

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
14,500		ConocoPhillips	883,920
3,500		Devon Energy Corp.	205,205
1,900		EOG Resources, Inc.	128,060
82,650		Exxon Mobil Corp.	4,906,931
700		Kerr-McGee Corp.	68,390
2,900		Marathon Oil Corp.	204,740
1,300		Murphy Oil Corp.	60,931
1,300	@, @@	Nabors Industries Ltd.	85,735
3,150		Occidental Petroleum Corp.	288,351
700		Rowan Cos., Inc.	28,175
1,900		Sunoco, Inc.	140,790
2,500	@	Transocean, Inc.	185,450
7,800		Valero Energy Corp.	419,562
600		XTO Energy, Inc.	25,134
			9,400,569
		Oil & Gas Services: 0.3%
2,600		Baker Hughes, Inc.	176,722
4,050		Halliburton Co.	275,400
4,500		Schlumberger Ltd.	517,500
			969,622
		Packaging & Containers: 0.0%
1,050		Ball Corp.	44,730
800	@	Sealed Air Corp.	45,504
			90,234
		Pharmaceuticals: 1.8%
13,500		Abbott Laboratories	596,430
1,150		Allergan, Inc.	124,499
3,480		AmerisourceBergen Corp.	160,045
3,600		Cardinal Health, Inc.	261,360
3,860	@	Caremark Rx, Inc.	192,035
1,500	@	Express Scripts, Inc.	130,905
2,700	@	Forest Laboratories, Inc.	123,930
3,800	@	Gilead Sciences, Inc.	236,626
2,100	@	Hospira, Inc.	83,370
3,350	@	King Pharmaceuticals, Inc.	54,438
2,399	@	Medco Health Solutions, Inc.	133,672
24,850		Merck & Co., Inc.	866,271
1,900		Mylan Laboratories	43,700
62,400		Pfizer, Inc.	1,634,256
12,950		Schering-Plough Corp.	239,575
1,150	@	Watson Pharmaceuticals, Inc.	34,477
11,400		Wyeth	567,720
			5,483,309
		Pipelines: 0.1%
700		Kinder Morgan, Inc.	64,946
4,250		Williams Cos., Inc.	91,673
			156,619
		Real Estate Investment Trust: 0.1%
1,000		Apartment Investment & Management Co.	44,310
400		Archstone-Smith Trust	18,960
700		Equity Office Properties Trust	22,015
450		Prologis	23,634
900		Public Storage, Inc.	70,218
1,900		Simon Property Group LP	157,643
			336,780

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
		Retail: 2.2%
1,700	@	Autonation, Inc.	35,547
300	@	Autozone, Inc.	29,004
2,150	@	Bed Bath & Beyond, Inc.	77,486
4,665		Best Buy Co., Inc.	251,257
2,500		Circuit City Stores, Inc.	60,075
5,450		Costco Wholesale Corp.	279,476
1,950		Darden Restaurants, Inc.	81,783
2,500		Dollar General Corp.	43,550
750		Family Dollar Stores, Inc.	19,290
2,306		Federated Department Stores	163,818
5,150		Gap, Inc.	95,481
24,440		Home Depot, Inc.	1,030,118
2,850		JC Penney Co., Inc.	167,124
2,900	@	Kohl’s Corp.	139,519
2,950		Limited Brands	69,827
9,000		Lowe’s Cos., Inc.	613,620
14,250		McDonald’s Corp.	497,468
3,400		Nordstrom, Inc.	129,200
2,500	@	Office Depot, Inc.	89,200
990	@	Sears Holding Corp.	119,246
9,450		Staples, Inc.	231,903
6,700	@	Starbucks Corp.	243,344
7,250		Target Corp.	394,400
600		Tiffany & Co.	22,278
3,950		TJX Cos., Inc.	96,736
21,650		Wal-Mart Stores, Inc.	982,044
8,620		Walgreen Co.	386,693
1,000		Wendy’s International, Inc.	57,900
2,450		Yum! Brands, Inc.	116,865
			6,524,252
		Savings & Loans: 0.1%
2,100		Golden West Financial Corp.	149,163
3,000		Sovereign Bancorp, Inc.	62,490
1,662		Washington Mutual, Inc.	70,967
			282,620
		Semiconductors: 1.1%
3,500	@	Advanced Micro Devices, Inc.	135,345
3,200	@	Altera Corp.	64,128
2,750		Analog Devices, Inc.	104,885
14,150		Applied Materials, Inc.	259,511
3,675	@	Broadcom Corp.	165,706
3,477	@	Freescale Semiconductor, Inc.	94,018
50,730		Intel Corp.	1,045,038
1,650		Kla-Tencor Corp.	86,180
2,500		Linear Technology Corp.	92,150
3,000	@	LSI Logic Corp.	29,250
2,500		Maxim Integrated Products	97,725
5,200	@	Micron Technology, Inc.	80,652
4,600		National Semiconductor Corp.	129,030
100	@	Novellus Systems, Inc.	2,673
1,500	@	Nvidia Corp.	70,695
1,100	@	QLogic Corp.	45,254
23,500		Texas Instruments, Inc.	701,475
			3,203,715

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.2% (continued)
		Software: 1.7%
4,390		Adobe Systems, Inc.	169,542
2,720		Autodesk, Inc.	102,408
4,850		Automatic Data Processing, Inc.	224,022
2,750	@	BMC Software, Inc.	60,143
4,250		CA, Inc.	115,430
2,400	@	Citrix Systems, Inc.	77,664
4,350	@	Compuware Corp.	35,714
500	@	Electronic Arts, Inc.	25,985
1,317		First Data Corp.	59,436
1,800	@	Fiserv, Inc.	74,700
1,750		IMS Health, Inc.	42,175
2,700	@	Intuit, Inc.	131,166
129,900		Microsoft Corp.	3,494,310
2,700	@	Novell, Inc.	25,677
32,520	@	Oracle Corp.	403,898
1,672	@	Parametric Technology Corp.	25,448
			5,067,718
		Telecommunications: 2.2%
44,712		AT&T, Inc.	1,233,604
700	@	Avaya, Inc.	7,784
20,800		BellSouth Corp.	656,864
1,500		CenturyTel, Inc.	53,970
70,450	@	Cisco Systems, Inc.	1,425,908
350	@	Comverse Technology, Inc.	10,066
12,750	@	Corning, Inc.	311,228
28,290		Motorola, Inc.	605,406
14,250		Qualcomm, Inc.	672,743
25,500		Sprint Corp. - FON Group	612,765
3,100	@	Tellabs, Inc.	45,539
24,100		Verizon Communications, Inc.	812,170
			6,448,047
		Textiles: 0.0%
1,550		Cintas Corp.	63,690
			63,690
		Toys/Games/Hobbies: 0.0%
1,900		Hasbro, Inc.	38,551
3,500		Mattel, Inc.	58,975
			97,526
		Transportation: 0.5%
3,550		Burlington Northern Santa Fe Corp.	279,172
2,490		CSX Corp.	137,896
500		FedEx Corp.	53,620
5,900		Norfolk Southern Corp.	301,962
450		Union Pacific Corp.	39,848
9,700		United Parcel Service, Inc.	724,687
			1,537,185
		Total Common Stock
		(Cost $95,394,722)	101,961,632

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.4%
		Federal National Mortgage Association: 41.4%
$137,000,000		4.980%, due 04/22/08	$123,442,480
			123,442,480

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.4% (continued)
		Other U.S. Agency Obligations: 20.0%
50,000,000		Federal Agriculture Mortgage Corp., 4.980%, due 04/22/08		45,052,000
16,301,000		Financing Corp. FICO STRIP, 4.960%, due 04/06/08		14,723,634
				59,775,634
		Total U.S. Government Agency Obligations
		(Cost $189,721,229)		183,218,114
U.S. TREASURY OBLIGATIONS: 3.7%
		U.S. Treasury STRIP: 3.7%
11,938,000		4.710%, due 02/15/08		10,913,767
		Total U.S. Treasury Obligations:
		(Cost $10,935,320)		10,913,767
		Total Long-Term Investments:
		(Cost $296,051,271)		296,093,513
SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
3,048,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$3,048,385 to be received upon repurchase
		(Collateralized by $3,203,000 Federal
		Home Loan Mortgage Corporation, 4.125%,
		Market Value plus accrued interest $3,109,795
		due 07/12/10).		3,048,000
		Total Short-Term Investments:
		(Cost $3,048,000)		3,048,000
		Total Investments in Securities
		(Cost $299,099,271)*	100.3%	$299,141,513
		Other Assets and Liabilities-Net	(0.3)	(896,563)
		Net Assets	100.0%	$298,244,950

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $300,998,111.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,239,961
		Gross Unrealized Depreciation		(9,096,559)
		Net Unrealized Depreciation		$(1,856,598)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 33.4%
		Advertising: 0.1%
1,700	@	Interpublic Group of Cos., Inc.	$17,612
750		Omnicom Group	59,865
			77,477
		Aerospace/Defense: 0.9%
5,700		Boeing Co.	414,333
1,150		General Dynamics Corp.	141,761
150		L-3 Communications Holdings, Inc.	12,467
2,570		Lockheed Martin Corp.	187,276
1,565		Northrop Grumman Corp.	100,317
2,570		Raytheon Co.	111,538
700		Rockwell Collins, Inc.	37,205
5,750		United Technologies Corp.	336,375
			1,341,272
		Agriculture: 0.6%
8,750		Altria Group, Inc.	629,125
4,750		Archer-Daniels-Midland Co.	150,670
1,260		Monsanto Co.	105,689
570		Reynolds America, Inc.	60,506
700		UST, Inc.	27,216
			973,206
		Airlines: 0.0%
2,800		Southwest Airlines Co.	46,956
			46,956
		Apparel: 0.2%
2,810	@	Coach, Inc.	100,373
600		Jones Apparel Group, Inc.	17,352
739		Liz Claiborne, Inc.	26,626
1,030		Nike, Inc.	89,383
610		VF Corp.	33,428
			267,162
		Auto Manufacturers: 0.1%
13,150		Ford Motor Co.	104,806
			104,806
		Auto Parts & Equipment: 0.1%
1,200	@	Goodyear Tire & Rubber Co.	17,196
800		Johnson Controls, Inc.	57,016
			74,212
		Banks: 2.1%
1,350		AmSouth Bancorp	37,463
19,571		Bank of America Corp.	897,330
3,350		Bank of New York	114,704
2,334		BB&T Corp.	92,263
850		Comerica, Inc.	48,722
550		Compass Bancshares, Inc.	27,654
250		First Horizon National Corp.	9,778
1,150		Huntington Bancshares, Inc.	27,658

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
1,750		Keycorp	65,223
300		M&T Bank Corp.	33,720
1,050		Marshall & Ilsley Corp.	46,200
1,750		Mellon Financial Corp.	63,158
2,470		National City Corp.	85,956
850		Northern Trust Corp.	44,812
1,600		PNC Financial Services Group, Inc.	112,560
1,900		Regions Financial Corp.	66,082
1,600		State Street Corp.	99,968
1,550		SunTrust Banks, Inc.	112,174
1,544		Synovus Financial Corp.	43,772
7,950		US BanCorp.	245,735
6,774		Wachovia Corp.	379,818
6,950		Wells Fargo & Co.	446,190
400		Zions Bancorporation	33,008
			3,133,948
		Beverages: 1.0%
3,350		Anheuser-Busch Cos., Inc.	139,159
380		Brown-Forman Corp.	26,737
14,650		Coca-Cola Co.	614,861
1,550		Coca-Cola Enterprises, Inc.	30,458
1,000	@	Constellation Brands, Inc.	26,340
700		Pepsi Bottling Group, Inc.	20,552
11,970		PepsiCo, Inc.	707,547
			1,565,654
		Biotechnology: 0.3%
5,300	@	Amgen, Inc.	400,097
300	@	Biogen Idec, Inc.	14,175
500	@	Chiron Corp.	22,835
1,100	@	Genzyme Corp.	76,274
200	@	Millipore Corp.	13,866
			527,247
		Building Materials: 0.1%
800		American Standard Cos, Inc.	31,664
1,850		Masco Corp.	57,702
500		Vulcan Materials Co.	39,500
			128,866
		Chemicals: 0.5%
1,100		Air Products & Chemicals, Inc.	70,576
4,450		Dow Chemical Co.	191,484
500		Eastman Chemical Co.	24,665
1,100		Ecolab, Inc.	39,809
4,050		EI Du Pont de Nemours & Co.	162,972
150		Engelhard Corp.	5,963
400		International Flavors & Fragrances, Inc.	13,852
900		PPG Industries, Inc.	54,567
1,550		Praxair, Inc.	83,669
700		Rohm & Haas Co.	34,825
500		Sherwin-Williams Co.	22,775
400		Sigma-Aldrich Corp.	25,764
			730,921
		Commercial Services: 0.3%
600	@	Apollo Group, Inc.	29,628
4,350		Cendant Corp.	72,297
950		Equifax, Inc.	34,808

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
1,500		H&R Block, Inc.	33,450
2,180		McKesson Corp.	118,003
1,100		Moody’s Corp.	73,700
1,600		Paychex, Inc.	64,080
1,000		Robert Half International, Inc.	35,920
950		RR Donnelley & Sons Co.	31,977
			493,863
		Computers: 1.5%
600	@	Affiliated Computer Services, Inc.	37,752
4,780	@	Apple Computer, Inc.	327,621
750	@	Computer Sciences Corp.	40,755
9,850	@	Dell, Inc.	285,650
2,150		Electronic Data Systems Corp.	57,405
10,000	@	EMC Corp.	140,200
20,300		Hewlett-Packard Co.	666,043
6,800		International Business Machines Corp.	545,632
150	@	Lexmark International, Inc.	7,064
800	@	NCR Corp.	32,072
1,650	@	Network Appliance, Inc.	54,714
1,400	@	Unisys Corp.	9,352
			2,204,260
		Cosmetics/Personal Care: 0.8%
450		Alberto-Culver Co.	20,552
2,150		Colgate-Palmolive Co.	117,132
18,883		Procter & Gamble Co.	1,131,658
			1,269,342
		Distribution/Wholesale: 0.1%
1,129		Genuine Parts Co.	50,263
350		WW Grainger, Inc.	25,914
			76,177
		Diversified Financial Services: 2.5%
5,400		American Express Co.	290,952
1,240		Ameriprise Financial, Inc.	56,395
550		Bear Stearns Cos, Inc.	73,942
1,250		Capital One Financial Corp.	109,500
4,400		Charles Schwab Corp.	71,324
800		CIT Group, Inc.	43,016
21,100		Citigroup, Inc.	978,407
2,498		Countrywide Financial Corp.	86,131
1,600	@	E*Trade Financial Corp.	40,928
750		Fannie Mae	41,010
450		Federated Investors, Inc.	17,501
650		Franklin Resources, Inc.	66,742
500		Freddie Mac	33,695
1,900		Goldman Sachs Group, Inc.	268,451
14,700		JPMorgan Chase & Co.	604,758
1,560		Lehman Brothers Holdings, Inc.	227,682
3,800		Merrill Lynch & Co., Inc.	293,398
6,200		Morgan Stanley	369,892
1,800		SLM Corp.	101,538
550		T. Rowe Price Group, Inc.	42,229
			3,817,491
		Electric: 1.0%
2,520	@	AES Corp.	43,596
750	@	Allegheny Energy, Inc.	26,820

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
1,850		American Electric Power Co., Inc.	67,525
1,350		CenterPoint Energy Resources Corp.	17,510
800		Cinergy Corp.	35,264
1,700	@	CMS Energy Corp.	23,936
1,150		Consolidated Edison, Inc.	52,751
750		Constellation Energy Group, Inc.	44,055
1,600		Dominion Resources, Inc.	120,160
800		DTE Energy Co.	34,640
5,350		Duke Energy Corp.	151,940
1,420		Edison International	62,991
500		Exelon Corp.	28,555
1,500		FirstEnergy Corp.	76,620
1,650		FPL Group, Inc.	69,185
1,700		Pacific Gas & Electric Co.	64,685
500		Pinnacle West Capital Corp.	20,525
1,600		PPL Corp.	50,880
1,100		Progress Energy, Inc.	48,818
1,050		Public Service Enterprise Group, Inc.	72,860
3,250		Southern Co.	110,598
1,550		TECO Energy, Inc.	26,443
3,660		TXU Corp.	191,747
300		Xcel Energy, Inc.	5,568
			1,447,672
		Electrical Components & Equipment: 0.1%
2,350		Emerson Electric Co.	192,254
			192,254
		Electronics: 0.2%
2,800	@	Agilent Technologies, Inc.	100,800
1,300		Applera Corp. - Applied Biosystems Group	36,751
800	@	Jabil Circuit, Inc.	30,280
1,000		PerkinElmer, Inc.	23,790
2,300	@	Sanmina-SCI Corp.	8,878
5,130	@	Solectron Corp.	18,519
200	@	Thermo Electron Corp.	6,924
550	@	Waters Corp.	23,502
			249,444
		Engineering & Construction: 0.0%
600		Fluor Corp.	51,780
			51,780
		Entertainment: 0.0%
1,550		International Game Technology	55,444
			55,444
		Environmental Control: 0.0%
2,100		Waste Management, Inc.	69,846
			69,846
		Food: 0.4%
300		Albertson’s, Inc.	7,632
850		Campbell Soup Co.	26,461
2,150		ConAgra Foods, Inc.	45,215
2,600		General Mills, Inc.	128,050
1,600		HJ Heinz Co.	60,592
1,050		Kellogg Co.	46,526
2,750	@	Kroger Co.	55,110
1,000		McCormick & Co., Inc.	32,830

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
1,750		Safeway, Inc.	42,543
3,263		Sara Lee Corp.	57,657
1,100		Supervalu, Inc.	34,760
1,300		Tyson Foods, Inc.	17,589
500		Whole Foods Market, Inc.	31,940
1,000		WM Wrigley Jr. Co.	63,540
			650,445
		Forest Products & Paper: 0.2%
2,200		International Paper Co.	72,094
800		Louisiana-Pacific Corp.	22,744
1,100		MeadWestvaco Corp.	30,602
750		Plum Creek Timber Co., Inc.	27,863
700		Temple-Inland, Inc.	29,869
1,200		Weyerhaeuser Co.	81,948
			265,120
		Gas: 0.1%
700		KeySpan Corp.	28,525
1,200		Sempra Energy	57,408
			85,933
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	24,818
100		Snap-On, Inc.	3,892
450		Stanley Works	22,563
			51,273
		Healthcare - Products: 1.1%
300		Bausch & Lomb, Inc.	20,763
2,600		Baxter International, Inc.	98,410
1,290		Becton Dickinson & Co.	82,367
2,550	@	Boston Scientific Corp.	62,271
500		CR Bard, Inc.	32,745
1,500		Guidant Corp.	115,140
12,650		Johnson & Johnson	729,273
5,100		Medtronic, Inc.	275,145
1,450	@	St. Jude Medical, Inc.	66,120
1,200		Stryker Corp.	55,464
1,000	@	Zimmer Holdings, Inc.	69,180
			1,606,878
		Healthcare - Services: 0.8%
3,200		Aetna, Inc.	163,200
1,125	@	Coventry Health Care, Inc.	67,073
1,260	@	Humana, Inc.	65,104
150	@	Laboratory Corp. of America Holdings	8,717
100		Quest Diagnostics	5,287
9,730		UnitedHealth Group, Inc.	566,578
4,450	@	WellPoint, Inc.	341,716
			1,217,675
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	33,105
300		Whirlpool Corp.	26,937
			60,042
		Household Products/Wares: 0.1%
500		Avery Dennison Corp.	30,000
100		Clorox Co.	6,095

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
600		Fortune Brands, Inc.	46,530
2,050		Kimberly-Clark Corp.	121,319
			203,944
		Housewares: 0.0%
1,200		Newell Rubbermaid, Inc.	29,844
			29,844
		Insurance: 1.8%
1,230	@@	ACE Ltd.	68,548
2,000		Aflac, Inc.	92,500
2,800		Allstate Corp.	153,384
550		AMBAC Financial Group, Inc.	41,333
10,900		American International Group, Inc.	723,324
1,500		AON Corp.	59,415
1,500		Chubb Corp.	143,625
560		Cigna Corp.	68,740
792		Cincinnati Financial Corp.	35,133
1,600		Genworth Financial, Inc.	50,912
1,250		Hartford Financial Services Group, Inc.	102,975
500		Jefferson-Pilot Corp.	30,125
1,250		Lincoln National Corp.	70,963
750		Loews Corp.	69,195
2,259		Marsh & McLennan Cos., Inc.	69,826
600		MBIA, Inc.	35,244
4,340		Metlife, Inc.	217,521
650		MGIC Investment Corp.	41,438
1,550		Principal Financial Group	75,516
950		Progressive Corp.	102,078
2,920		Prudential Financial, Inc.	224,957
900		Safeco Corp.	46,359
2,820		St. Paul Cos.	121,204
450		Torchmark Corp.	24,602
1,250		UnumProvident Corp.	25,863
			2,694,780
		Internet: 0.3%
1,700	@	Amazon.com, Inc.	63,733
4,700	@	eBay, Inc.	188,282
650	@	Monster Worldwide, Inc.	31,824
4,550	@	Symantec Corp.	76,850
1,200	@	VeriSign, Inc.	28,392
1,250	@	Yahoo!, Inc.	40,075
			429,156
		Iron/Steel: 0.1%
980		Nucor Corp.	84,329
120		United States Steel Corp.	6,540
			90,869
		Leisure Time: 0.1%
400		Brunswick Corp.	15,692
2,050		Carnival Corp.	105,883
1,300		Harley-Davidson, Inc.	68,263
650		Sabre Holdings Corp.	15,685
			205,523
		Lodging: 0.1%
1,900		Hilton Hotels Corp.	45,980
690		Marriott International, Inc.	47,196

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
950		Starwood Hotels & Resorts Worldwide, Inc.	60,325
			153,501
		Machinery - Diversified: 0.1%
250		Cummins, Inc.	27,070
1,000		Deere & Co.	76,270
800		Rockwell Automation, Inc.	54,536
			157,876
		Media: 1.0%
2,200		Clear Channel Communications, Inc.	62,260
9,050	@	Comcast Corp.	242,812
250		Gannett Co., Inc.	15,540
2,090		McGraw-Hill Cos, Inc.	110,958
300		Meredith Corp.	16,527
800		New York Times Co.	22,576
10,450		News Corp., Inc.	170,126
19,950		Time Warner, Inc.	345,335
1,050		Tribune Co.	32,130
1,100	@	Univision Communications, Inc.	36,795
3,425		Viacom, Inc.	83,776
3,425	@	Viacom, Inc. - Class B	136,863
8,100		Walt Disney Co.	226,719
			1,502,417
		Mining: 0.2%
700		Alcoa, Inc.	20,524
1,450		Freeport-McMoRan Copper & Gold, Inc.	73,414
1,900		Newmont Mining Corp.	100,548
450		Phelps Dodge Corp.	62,100
			256,586
		Miscellaneous Manufacturing: 1.6%
3,150		3M Co.	231,809
500	@	Cooper Industries Ltd.	41,850
950		Danaher Corp.	57,551
900		Dover Corp.	43,146
700		Eaton Corp.	48,769
44,250		General Electric Co.	1,454,498
3,600		Honeywell International, Inc.	147,420
900		Illinois Tool Works, Inc.	77,256
1,400	@@	Ingersoll-Rand Co.	57,442
900		ITT Industries, Inc.	47,250
600		Parker Hannifin Corp.	46,902
600		Textron, Inc.	52,866
1,700	@@	Tyco International Ltd.	43,843
			2,350,602
		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	40,603
3,600	@	Xerox Corp.	53,640
			94,243
		Oil & Gas: 3.1%
250		Amerada Hess Corp.	34,578
850		Anadarko Petroleum Corp.	84,286
1,200		Apache Corp.	80,304
2,000		Burlington Resources, Inc.	180,360
8,671		ChevronTexaco Corp.	489,738
7,400		ConocoPhillips	451,104

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
1,700		Devon Energy Corp.	99,671
1,000		EOG Resources, Inc.	67,400
41,000		Exxon Mobil Corp.	2,434,170
400		Kerr-McGee Corp.	39,080
1,400		Marathon Oil Corp.	98,840
600		Murphy Oil Corp.	28,122
500	@, @@	Nabors Industries Ltd.	32,975
1,550		Occidental Petroleum Corp.	141,887
400		Rowan Cos., Inc.	16,100
800		Sunoco, Inc.	59,280
1,450	@	Transocean, Inc.	107,561
3,800		Valero Energy Corp.	204,402
300		XTO Energy, Inc.	12,567
			4,662,425
		Oil & Gas Services: 0.3%
1,300		Baker Hughes, Inc.	88,361
1,950		Halliburton Co.	132,600
2,200		Schlumberger Ltd.	253,000
			473,961
		Packaging & Containers: 0.0%
800		Ball Corp.	34,080
400	@	Sealed Air Corp.	22,752
			56,832
		Pharmaceuticals: 1.8%
6,600		Abbott Laboratories	291,588
550		Allergan, Inc.	59,543
1,720		AmerisourceBergen Corp.	79,103
1,800		Cardinal Health, Inc.	130,680
1,880	@	Caremark Rx, Inc.	93,530
700	@	Express Scripts, Inc.	61,089
1,450	@	Forest Laboratories, Inc.	66,555
1,850	@	Gilead Sciences, Inc.	115,200
1,170	@	Hospira, Inc.	46,449
1,810	@	King Pharmaceuticals, Inc.	29,413
1,291	@	Medco Health Solutions, Inc.	71,935
12,300		Merck & Co., Inc.	428,778
1,000		Mylan Laboratories	23,000
31,200		Pfizer, Inc.	817,128
6,300		Schering-Plough Corp.	116,550
550	@	Watson Pharmaceuticals, Inc.	16,489
5,500		Wyeth	273,900
			2,720,930
		Pipelines: 0.0%
350		Kinder Morgan, Inc.	32,473
1,750		Williams Cos., Inc.	37,748
			70,221
		Real Estate Investment Trust: 0.1%
450		Apartment Investment & Management Co.	19,940
200		Archstone-Smith Trust	9,480
300		Equity Office Properties Trust	9,435
250		Prologis	13,130
500		Public Storage, Inc.	39,010
800		Simon Property Group LP	66,376
			157,371

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
		Retail: 2.1%
1,000	@	Autonation, Inc.	20,910
300	@	Autozone, Inc.	29,004
1,200	@	Bed Bath & Beyond, Inc.	43,248
2,440		Best Buy Co., Inc.	131,418
750		Circuit City Stores, Inc.	18,023
2,600		Costco Wholesale Corp.	133,328
1,050		Darden Restaurants, Inc.	44,037
1,300		Dollar General Corp.	22,646
350		Family Dollar Stores, Inc.	9,002
1,136		Federated Department Stores	80,701
2,500		Gap, Inc.	46,350
12,070		Home Depot, Inc.	508,717
1,500		JC Penney Co., Inc.	87,960
1,450	@	Kohl’s Corp.	69,760
1,600		Limited Brands	37,872
4,450		Lowe’s Cos., Inc.	303,401
7,050		McDonald’s Corp.	246,116
1,600		Nordstrom, Inc.	60,800
1,250	@	Office Depot, Inc.	44,600
430	@	Sears Holding Corp.	51,794
4,225		Staples, Inc.	103,682
3,100	@	Starbucks Corp.	112,592
3,650		Target Corp.	198,560
300		Tiffany & Co.	11,139
1,800		TJX Cos., Inc.	44,082
10,550		Wal-Mart Stores, Inc.	478,548
4,310		Walgreen Co.	193,347
500		Wendy’s International, Inc.	28,950
1,200		Yum! Brands, Inc.	57,240
			3,217,827
		Savings & Loans: 0.1%
1,300		Golden West Financial Corp.	92,339
1,600		Sovereign Bancorp, Inc.	33,328
791		Washington Mutual, Inc.	33,776
			159,443
		Semiconductors: 1.1%
1,700	@	Advanced Micro Devices, Inc.	65,739
1,700	@	Altera Corp.	34,068
1,550		Analog Devices, Inc.	59,117
6,550		Applied Materials, Inc.	120,127
1,800	@	Broadcom Corp.	81,162
1,694	@	Freescale Semiconductor, Inc.	45,806
25,200		Intel Corp.	519,120
950		Kla-Tencor Corp.	49,619
1,200		Linear Technology Corp.	44,232
1,700	@	LSI Logic Corp.	16,575
1,250		Maxim Integrated Products	48,863
2,600	@	Micron Technology, Inc.	40,326
2,200		National Semiconductor Corp.	61,710
800	@	Novellus Systems, Inc.	21,384
850	@	Nvidia Corp.	40,061
500	@	QLogic Corp.	20,570
11,800		Texas Instruments, Inc.	352,230
			1,620,709

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 33.4% (continued)
		Software: 1.6%
2,070		Adobe Systems, Inc.	79,943
1,580		Autodesk, Inc.	59,487
2,500		Automatic Data Processing, Inc.	115,475
1,650	@	BMC Software, Inc.	36,086
2,050		CA, Inc.	55,678
1,400	@	Citrix Systems, Inc.	45,304
3,240	@	Compuware Corp.	26,600
250	@	Electronic Arts, Inc.	12,993
649		First Data Corp.	29,289
1,000	@	Fiserv, Inc.	41,500
200		IMS Health, Inc.	4,820
1,250	@	Intuit, Inc.	60,725
60,050		Microsoft Corp.	1,615,345
1,650	@	Novell, Inc.	15,692
16,080	@	Oracle Corp.	199,714
796	@	Parametric Technology Corp.	12,115
			2,410,766
		Telecommunications: 2.1%
22,186		AT&T, Inc.	612,112
1,650	@	Avaya, Inc.	18,348
10,300		BellSouth Corp.	325,274
600		CenturyTel, Inc.	21,588
34,900	@	Cisco Systems, Inc.	706,376
200	@	Comverse Technology, Inc.	5,752
6,300	@	Corning, Inc.	153,783
14,020		Motorola, Inc.	300,028
6,850		Qualcomm, Inc.	323,389
12,368		Sprint Corp. - FON Group	297,203
2,100	@	Tellabs, Inc.	30,849
12,250		Verizon Communications, Inc.	412,825
			3,207,527
		Textiles: 0.0%
750		Cintas Corp.	30,818
			30,818
		Toys/Games/Hobbies: 0.0%
1,100		Hasbro, Inc.	22,319
1,700		Mattel, Inc.	28,645
			50,964
		Transportation: 0.5%
1,650		Burlington Northern Santa Fe Corp.	129,756
1,580		CSX Corp.	87,500
300		FedEx Corp.	32,172
2,850		Norfolk Southern Corp.	145,863
200		Union Pacific Corp.	17,710
4,650		United Parcel Service, Inc.	347,402
			760,403
		Total Common Stock
		(Cost $47,298,486)	50,606,204

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.2%
	Federal Home Loan Mortgage Corporation: 35.4%
$60,000,000	5.000%, due 06/26/08	$53,568,720
		53,568,720

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VII	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.2%
		Federal National Mortgage Association: 27.8%
47,000,000		5.090%, due 05/15/08		42,187,576
				42,187,576
		Total U.S. Government Agency Obligations
		(Cost $100,820,595)		95,756,296
U.S. TREASURY OBLIGATIONS: 3.2%
		U.S. Treasury STRIP: 3.2%
5,442,000		4.720%, due 05/15/08		4,915,193
		Total U.S. Treasury Obligations
		(Cost $4,924,212)		4,915,193
		Total Long-Term Investments:
		(Cost $153,043,293)		151,277,693
SHORT-TERM INVESTMENT: 0.5%
780,000		Repurchase Agreement: 0.5%
		Morgan Stanley Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$780,099 to be received upon repurchase
		(Collateralized by $820,000 Federal
		National Mortgage Association, 4.250%,
		Market Value plus accrued interest $798,200
		due 08/15/10).		780,000
		Total Short-Term Investments:
		(Cost $780,000)		780,000
		Total Investments in Securities
		(Cost $153,823,293)*	100.3%	$152,057,693
		Other Assets and Liabilities-Net	(0.3)	(449,875)
		Net Assets	100.0%	$151,607,818

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $154,827,956,
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,475,870
		Gross Unrealized Depreciation		(6,246,133)
		Net Unrealized Depreciation		$(2,770,263)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 37.2%
		Advertising: 0.1%
1,330	@	Interpublic Group of Cos., Inc.	$13,779
470		Omnicom Group	37,515
			51,294
		Aerospace/Defense: 1.0%
3,920		Boeing Co.	284,945
840		General Dynamics Corp.	103,547
50		L-3 Communications Holdings, Inc.	4,156
1,790		Lockheed Martin Corp.	130,437
1,197		Northrop Grumman Corp.	76,728
1,754		Raytheon Co.	76,124
720		Rockwell Collins, Inc.	38,268
3,950		United Technologies Corp.	231,075
			945,280
		Agriculture: 0.7%
6,090		Altria Group, Inc.	437,871
3,100		Archer-Daniels-Midland Co.	98,332
850		Monsanto Co.	71,298
370		Reynolds America, Inc.	39,276
500		UST, Inc.	19,440
			666,217
		Airlines: 0.0%
2,400		Southwest Airlines Co.	40,248
			40,248
		Apparel: 0.2%
1,810	@	Coach, Inc.	64,653
520		Jones Apparel Group, Inc.	15,038
510		Liz Claiborne, Inc.	18,375
870		Nike, Inc.	75,499
260		VF Corp.	14,248
			187,813
		Auto Manufacturers: 0.1%
8,380		Ford Motor Co.	66,789
			66,789
		Auto Parts & Equipment: 0.1%
550	@	Goodyear Tire & Rubber Co.	7,882
570		Johnson Controls, Inc.	40,624
			48,506
		Banks: 2.3%
1,180		AmSouth Bancorp	32,745
13,583		Bank of America Corp.	622,781
2,340		Bank of New York	80,122
1,821		BB&T Corp.	71,984
540		Comerica, Inc.	30,953
350		Compass Bancshares, Inc.	17,598
310		First Horizon National Corp.	12,124
680		Huntington Bancshares, Inc.	16,354

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
1,650		Keycorp	61,496
200		M&T Bank Corp.	22,480
670		Marshall & Ilsley Corp.	29,480
1,490		Mellon Financial Corp.	53,774
1,630		National City Corp.	56,724
610		Northern Trust Corp.	32,159
1,110		PNC Financial Services Group, Inc.	78,089
1,300		Regions Financial Corp.	45,214
1,000		State Street Corp.	62,480
1,020		SunTrust Banks, Inc.	73,817
838		Synovus Financial Corp.	23,757
5,190		US BanCorp.	160,423
4,473		Wachovia Corp.	250,801
4,860		Wells Fargo & Co.	312,012
290		Zions Bancorporation	23,931
			2,171,298
		Beverages: 1.1%
2,360		Anheuser-Busch Cos., Inc.	98,034
270		Brown-Forman Corp.	18,997
10,140		Coca-Cola Co.	425,576
1,140		Coca-Cola Enterprises, Inc.	22,401
600	@	Constellation Brands, Inc.	15,804
620		Pepsi Bottling Group, Inc.	18,203
8,160		PepsiCo, Inc.	482,338
			1,081,353
		Biotechnology: 0.4%
3,520	@	Amgen, Inc.	265,725
200	@	Biogen Idec, Inc.	9,450
400	@	Chiron Corp.	18,268
800	@	Genzyme Corp.	55,472
150	@	Millipore Corp.	10,400
			359,315
		Building Materials: 0.1%
570		American Standard Cos, Inc.	22,561
1,420		Masco Corp.	44,290
310		Vulcan Materials Co.	24,490
			91,341
		Chemicals: 0.6%
800		Air Products & Chemicals, Inc.	51,328
2,930		Dow Chemical Co.	126,078
350		Eastman Chemical Co.	17,266
750		Ecolab, Inc.	27,143
2,800		EI Du Pont de Nemours & Co.	112,672
60		Engelhard Corp.	2,385
270		International Flavors & Fragrances, Inc.	9,350
850		PPG Industries, Inc.	51,536
1,110		Praxair, Inc.	59,918
630		Rohm & Haas Co.	31,343
300		Sherwin-Williams Co.	13,665
270		Sigma-Aldrich Corp.	17,391
			520,075
		Commercial Services: 0.4%
500	@	Apollo Group, Inc.	24,690
3,030		Cendant Corp.	50,359
670		Equifax, Inc.	24,549

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
1,120		H&R Block, Inc.	24,976
1,490		McKesson Corp.	80,654
660		Moody’s Corp.	44,220
1,170		Paychex, Inc.	46,859
500		Robert Half International, Inc.	17,960
800		RR Donnelley & Sons Co.	26,928
			341,195
		Computers: 1.6%
400	@	Affiliated Computer Services, Inc.	25,168
3,260	@	Apple Computer, Inc.	223,440
450	@	Computer Sciences Corp.	24,453
6,850	@	Dell, Inc.	198,650
1,550		Electronic Data Systems Corp.	41,385
6,990	@	EMC Corp.	98,000
14,060		Hewlett-Packard Co.	461,309
4,700		International Business Machines Corp.	377,128
80	@	Lexmark International, Inc.	3,767
500	@	NCR Corp.	20,045
1,110	@	Network Appliance, Inc.	36,808
1,100	@	Unisys Corp.	7,348
			1,517,501
		Cosmetics/Personal Care: 0.9%
260		Alberto-Culver Co.	11,874
1,490		Colgate-Palmolive Co.	81,175
13,129		Procter & Gamble Co.	786,821
			879,870
		Distribution/Wholesale: 0.0%
750		Genuine Parts Co.	33,390
150		WW Grainger, Inc.	11,106
			44,496
		Diversified Financial Services: 2.8%
3,530		American Express Co.	190,196
846		Ameriprise Financial, Inc.	38,476
330		Bear Stearns Cos, Inc.	44,365
910		Capital One Financial Corp.	79,716
3,550		Charles Schwab Corp.	57,546
750		CIT Group, Inc.	40,328
14,940		Citigroup, Inc.	692,768
1,710		Countrywide Financial Corp.	58,961
1,100	@	E*Trade Financial Corp.	28,138
550		Fannie Mae	30,074
120		Federated Investors, Inc.	4,667
470		Franklin Resources, Inc.	48,260
400		Freddie Mac	26,956
1,270		Goldman Sachs Group, Inc.	179,438
10,100		JPMorgan Chase & Co.	415,514
1,090		Lehman Brothers Holdings, Inc.	159,086
2,630		Merrill Lynch & Co., Inc.	203,062
4,230		Morgan Stanley	252,362
1,220		SLM Corp.	68,820
400		T. Rowe Price Group, Inc.	30,712
			2,649,445
		Electric: 1.1%
2,250	@	AES Corp.	38,925
500	@	Allegheny Energy, Inc.	17,880

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
1,190		American Electric Power Co., Inc.	43,435
1,050		CenterPoint Energy Resources Corp.	13,619
600		Cinergy Corp.	26,448
1,200	@	CMS Energy Corp.	16,896
750		Consolidated Edison, Inc.	34,403
600		Constellation Energy Group, Inc.	35,244
1,150		Dominion Resources, Inc.	86,365
600		DTE Energy Co.	25,980
3,710		Duke Energy Corp.	105,364
960		Edison International	42,586
400		Exelon Corp.	22,844
970		FirstEnergy Corp.	49,548
1,280		FPL Group, Inc.	53,670
1,340		Pacific Gas & Electric Co.	50,987
400		Pinnacle West Capital Corp.	16,420
1,180		PPL Corp.	37,524
700		Progress Energy, Inc.	31,066
650		Public Service Enterprise Group, Inc.	45,104
2,140		Southern Co.	72,824
600		TECO Energy, Inc.	10,236
2,280		TXU Corp.	119,449
220		Xcel Energy, Inc.	4,083
			1,000,900
		Electrical Components & Equipment: 0.1%
1,570		Emerson Electric Co.	128,442
			128,442
		Electronics: 0.2%
1,950	@	Agilent Technologies, Inc.	70,200
500		Applera Corp. - Applied Biosystems Group	14,135
470	@	Jabil Circuit, Inc.	17,790
390		PerkinElmer, Inc.	9,278
1,650	@	Sanmina-SCI Corp.	6,369
4,650	@	Solectron Corp.	16,787
70	@	Thermo Electron Corp.	2,423
350	@	Waters Corp.	14,956
			151,938
		Engineering & Construction: 0.0%
500		Fluor Corp.	43,150
			43,150
		Entertainment: 0.0%
1,150		International Game Technology	41,136
			41,136
		Environmental Control: 0.1%
1,660		Waste Management, Inc.	55,212
			55,212
		Food: 0.5%
200		Albertson’s, Inc.	5,088
550		Campbell Soup Co.	17,122
1,450		ConAgra Foods, Inc.	30,494
1,750		General Mills, Inc.	86,188
1,050		HJ Heinz Co.	39,764
820		Kellogg Co.	36,334
2,250	@	Kroger Co.	45,090
450		McCormick & Co., Inc.	14,774

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
1,600		Safeway, Inc.	38,896
2,338		Sara Lee Corp.	41,312
670		Supervalu, Inc.	21,172
800		Tyson Foods, Inc.	10,824
400		Whole Foods Market, Inc.	25,552
660		WM Wrigley Jr. Co.	41,936
			454,546
		Forest Products & Paper: 0.2%
1,500		International Paper Co.	49,155
510		Louisiana-Pacific Corp.	14,499
600		MeadWestvaco Corp.	16,692
550		Plum Creek Timber Co., Inc.	20,433
500		Temple-Inland, Inc.	21,335
800		Weyerhaeuser Co.	54,632
			176,746
		Gas: 0.1%
500		KeySpan Corp.	20,375
100		Nicor, Inc.	4,293
850		Sempra Energy	40,664
			65,332
		Hand/Machine Tools: 0.0%
260		Black & Decker Corp.	22,251
90		Snap-On, Inc.	3,503
280		Stanley Works	14,039
			39,793
		Healthcare - Products: 1.2%
260		Bausch & Lomb, Inc.	17,995
1,710		Baxter International, Inc.	64,724
880		Becton Dickinson & Co.	56,188
1,960	@	Boston Scientific Corp.	47,863
340		CR Bard, Inc.	22,267
900		Guidant Corp.	69,084
8,790		Johnson & Johnson	506,744
3,470		Medtronic, Inc.	187,207
1,040	@	St. Jude Medical, Inc.	47,424
800		Stryker Corp.	36,976
700	@	Zimmer Holdings, Inc.	48,426
			1,104,898
		Healthcare - Services: 0.9%
2,240		Aetna, Inc.	114,240
675	@	Coventry Health Care, Inc.	40,244
820	@	Humana, Inc.	42,369
50	@	Laboratory Corp. of America Holdings	2,906
80		Quest Diagnostics	4,230
6,700		UnitedHealth Group, Inc.	390,141
3,140	@	WellPoint, Inc.	241,121
			835,251
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,070
100		Whirlpool Corp.	8,979
			31,049

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	18,000
110		Clorox Co.	6,705
400		Fortune Brands, Inc.	31,020
1,350		Kimberly-Clark Corp.	79,893
			135,618
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	24,870
			24,870
		Insurance: 2.0%
1,040	@@	ACE Ltd.	57,959
1,470		Aflac, Inc.	67,988
1,830		Allstate Corp.	100,247
370		AMBAC Financial Group, Inc.	27,806
7,570		American International Group, Inc.	502,345
1,150		AON Corp.	45,552
980		Chubb Corp.	93,835
390		Cigna Corp.	47,873
506		Cincinnati Financial Corp.	22,446
1,100		Genworth Financial, Inc.	35,002
850		Hartford Financial Services Group, Inc.	70,023
460		Jefferson-Pilot Corp.	27,715
810		Lincoln National Corp.	45,984
470		Loews Corp.	43,362
1,564		Marsh & McLennan Cos., Inc.	48,343
470		MBIA, Inc.	27,608
3,020		Metlife, Inc.	151,362
320		MGIC Investment Corp.	20,400
1,110		Principal Financial Group	54,079
510		Progressive Corp.	54,800
2,440		Prudential Financial, Inc.	187,978
460		Safeco Corp.	23,695
2,010		St. Paul Cos.	86,390
280		Torchmark Corp.	15,308
800		UnumProvident Corp.	16,552
			1,874,652
		Internet: 0.3%
1,200	@	Amazon.com, Inc.	44,988
3,260	@	eBay, Inc.	130,596
400	@	Monster Worldwide, Inc.	19,584
3,117	@	Symantec Corp.	52,646
700	@	VeriSign, Inc.	16,562
850	@	Yahoo!, Inc.	27,251
			291,627
		Iron/Steel: 0.1%
650		Nucor Corp.	55,933
50		United States Steel Corp.	2,725
			58,658
		Leisure Time: 0.1%
320		Brunswick Corp.	12,554
1,200		Carnival Corp.	61,980
920		Harley-Davidson, Inc.	48,309
50		Sabre Holdings Corp.	1,207
			124,050

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
		Lodging: 0.1%
1,070		Hilton Hotels Corp.	25,894
520		Marriott International, Inc.	35,568
640		Starwood Hotels & Resorts Worldwide, Inc.	40,640
			102,102
		Machinery - Diversified: 0.1%
20		Cummins, Inc.	2,166
700		Deere & Co.	53,389
570		Rockwell Automation, Inc.	38,857
			94,412
		Media: 1.1%
1,800		Clear Channel Communications, Inc.	50,940
6,500	@	Comcast Corp.	174,395
90		Gannett Co., Inc.	5,594
1,500		McGraw-Hill Cos, Inc.	79,635
140		Meredith Corp.	7,713
490		New York Times Co.	13,828
7,000		News Corp., Inc.	113,960
13,920		Time Warner, Inc.	240,955
770		Tribune Co.	23,562
600	@	Univision Communications, Inc.	20,070
2,300		Viacom, Inc.	56,258
2,300	@	Viacom, Inc.-Class B	91,908
5,640		Walt Disney Co.	157,864
			1,036,682
		Mining: 0.2%
500		Alcoa, Inc.	14,660
940		Freeport-McMoRan Copper & Gold, Inc.	47,592
1,300		Newmont Mining Corp.	68,796
250		Phelps Dodge Corp.	34,500
			165,548
		Miscellaneous Manufacturing: 1.7%
2,200		3M Co.	161,898
340	@	Cooper Industries Ltd.	28,458
900		Danaher Corp.	54,522
600		Dover Corp.	28,764
500		Eaton Corp.	34,835
30,600		General Electric Co.	1,005,822
2,380		Honeywell International, Inc.	97,461
630		Illinois Tool Works, Inc.	54,079
1,260	@@	Ingersoll-Rand Co.	51,698
640		ITT Industries, Inc.	33,600
390		Parker Hannifin Corp.	30,486
410		Textron, Inc.	36,125
1,200	@@	Tyco International Ltd.	30,948
			1,648,696
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	34,192
3,360	@	Xerox Corp.	50,064
			84,256
		Oil & Gas: 3.5%
190		Amerada Hess Corp.	26,279
660		Anadarko Petroleum Corp.	65,446
970		Apache Corp.	64,912
1,390		Burlington Resources, Inc.	125,350
6,021		ChevronTexaco Corp.	340,066

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
5,060		ConocoPhillips	308,458
1,260		Devon Energy Corp.	73,874
680		EOG Resources, Inc.	45,832
28,400		Exxon Mobil Corp.	1,686,108
370		Kerr-McGee Corp.	36,149
950		Marathon Oil Corp.	67,070
500		Murphy Oil Corp.	23,435
500	@, @@	Nabors Industries Ltd.	32,975
1,080		Occidental Petroleum Corp.	98,863
250		Rowan Cos., Inc.	10,063
720		Sunoco, Inc.	53,352
900	@	Transocean, Inc.	66,762
2,500		Valero Energy Corp.	134,475
200		XTO Energy, Inc.	8,378
			3,267,847
		Oil & Gas Services: 0.4%
900		Baker Hughes, Inc.	61,173
1,400		Halliburton Co.	95,200
1,550		Schlumberger Ltd.	178,250
			334,623
		Packaging & Containers: 0.0%
480		Ball Corp.	20,448
290	@	Sealed Air Corp.	16,495
			36,943
		Pharmaceuticals: 2.0%
4,400		Abbott Laboratories	194,392
390		Allergan, Inc.	42,221
1,080		AmerisourceBergen Corp.	49,669
1,250		Cardinal Health, Inc.	90,750
1,320	@	Caremark Rx, Inc.	65,670
740	@	Express Scripts, Inc.	64,580
1,020	@	Forest Laboratories, Inc.	46,818
1,400	@	Gilead Sciences, Inc.	87,178
800	@	Hospira, Inc.	31,760
1,190	@	King Pharmaceuticals, Inc.	19,338
920	@	Medco Health Solutions, Inc.	51,262
8,560		Merck & Co., Inc.	298,402
600		Mylan Laboratories	13,800
21,270		Pfizer, Inc.	557,061
4,300		Schering-Plough Corp.	79,550
400	@	Watson Pharmaceuticals, Inc.	11,992
3,800		Wyeth	189,240
			1,893,683
		Pipelines: 0.1%
240		Kinder Morgan, Inc.	22,267
1,470		Williams Cos., Inc.	31,708
			53,975
		Real Estate Investment Trust: 0.1%
350		Apartment Investment & Management Co.	15,509
100		Archstone-Smith Trust	4,740
200		Equity Office Properties Trust	6,290
200		Prologis	10,504
300		Public Storage, Inc.	23,406
560		Simon Property Group LP	46,463
			106,912

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
		Retail: 2.4%
650	@	Autonation, Inc.	13,592
200	@	Autozone, Inc.	19,336
940	@	Bed Bath & Beyond, Inc.	33,878
1,520		Best Buy Co., Inc.	81,867
450		Circuit City Stores, Inc.	10,814
1,820		Costco Wholesale Corp.	93,330
640		Darden Restaurants, Inc.	26,842
950		Dollar General Corp.	16,549
250		Family Dollar Stores, Inc.	6,430
799		Federated Department Stores	56,761
1,630		Gap, Inc.	30,220
8,340		Home Depot, Inc.	351,505
1,000		JC Penney Co., Inc.	58,640
1,000	@	Kohl’s Corp.	48,110
1,020		Limited Brands	24,143
3,140		Lowe’s Cos., Inc.	214,085
4,860		McDonald’s Corp.	169,663
1,080		Nordstrom, Inc.	41,040
950	@	Office Depot, Inc.	33,896
350	@	Sears Holding Corp.	42,158
2,960		Staples, Inc.	72,638
2,220	@	Starbucks Corp.	80,630
2,500		Target Corp.	136,000
500		Tiffany & Co.	18,565
1,480		TJX Cos., Inc.	36,245
7,440		Wal-Mart Stores, Inc.	337,478
2,950		Walgreen Co.	132,337
330		Wendy’s International, Inc.	19,107
970		Yum! Brands, Inc.	46,269
			2,252,128
		Savings & Loans: 0.1%
820		Golden West Financial Corp.	58,245
1,100		Sovereign Bancorp, Inc.	22,913
542		Washington Mutual, Inc.	23,143
			104,301
		Semiconductors: 1.2%
1,200	@	Advanced Micro Devices, Inc.	46,404
1,120	@	Altera Corp.	22,445
1,120		Analog Devices, Inc.	42,717
4,550		Applied Materials, Inc.	83,447
1,275	@	Broadcom Corp.	57,490
1,225	@	Freescale Semiconductor, Inc.	33,124
17,480		Intel Corp.	360,088
650		Kla-Tencor Corp.	33,950
930		Linear Technology Corp.	34,280
1,200	@	LSI Logic Corp.	11,700
960		Maxim Integrated Products	37,526
1,800	@	Micron Technology, Inc.	27,918
1,390		National Semiconductor Corp.	38,990
50	@	Novellus Systems, Inc.	1,337
550	@	Nvidia Corp.	25,922
400	@	QLogic Corp.	16,456
8,210		Texas Instruments, Inc.	245,069
			1,118,863

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.2% (continued)
		Software: 1.8%
1,610		Adobe Systems, Inc.	62,178
830		Autodesk, Inc.	31,250
1,710		Automatic Data Processing, Inc.	78,985
1,010	@	BMC Software, Inc.	22,089
1,570		CA, Inc.	42,641
890	@	Citrix Systems, Inc.	28,800
1,870	@	Compuware Corp.	15,353
170	@	Electronic Arts, Inc.	8,835
447		First Data Corp.	20,173
640	@	Fiserv, Inc.	26,560
580		IMS Health, Inc.	13,978
730	@	Intuit, Inc.	35,463
41,400		Microsoft Corp.	1,113,660
1,430	@	Novell, Inc.	13,599
10,780	@	Oracle Corp.	133,888
512	@	Parametric Technology Corp.	7,793
			1,655,245
		Telecommunications: 2.4%
15,422		AT&T, Inc.	425,493
250	@	Avaya, Inc.	2,780
7,150		BellSouth Corp.	225,797
390		CenturyTel, Inc.	14,032
24,100	@	Cisco Systems, Inc.	487,784
440	@	Comverse Technology, Inc.	12,654
4,300	@	Corning, Inc.	104,963
9,770		Motorola, Inc.	209,078
4,890		Qualcomm, Inc.	230,857
8,835		Sprint Corp. - FON Group	212,305
1,790	@	Tellabs, Inc.	26,295
8,250		Verizon Communications, Inc.	278,025
			2,230,063
		Textiles: 0.0%
490		Cintas Corp.	20,134
			20,134
		Toys/Games/Hobbies: 0.0%
660		Hasbro, Inc.	13,391
1,250		Mattel, Inc.	21,063
			34,454
		Transportation: 0.5%
1,090		Burlington Northern Santa Fe Corp.	85,718
840		CSX Corp.	46,519
160		FedEx Corp.	17,158
1,980		Norfolk Southern Corp.	101,336
200		Union Pacific Corp.	17,710
3,280		United Parcel Service, Inc.	245,049
			513,490
		Total Common Stock
		(Cost $32,753,901)	35,054,261

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.0%
		Federal Home Loan Mortgage Corporation: 60.0%
$65,000,000		5.010%, due 12/22/08		$56,644,640
		Total U.S. Government Agency Obligations
		(Cost $58,734,269)		56,644,640
U.S. TREASURY OBLIGATIONS: 2.7%
		U.S. Treasury STRIP: 2.7%
2,908,000		4.700%, due 11/15/08		2,567,243
		Total U.S. Treasury Obligations
		(Cost $2,587,353)		2,567,243
		Total Long-Term Investments:
		(Cost $94,075,523)		94,266,144
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
544,000		Morgan Stanley Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$ 544,069 to be received upon repurchase
		(Collateralized by $800,000 Resolution
		Funding Corporation, 0.000%, Market
		Value plus accrued interest $557,504
		due 10/15/13).		544,000
		Total Short-Term Investments:
		(Cost $544,000)		544,000
		Total Investments in Securities
		(Cost $94,619,523)*	100.5%	$94,810,144
		Other Assets and Liabilities-Net	(0.5)	(468,415)
		Net Assets	100.0%	$94,341,729

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $95,450,503.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,323,051
		Gross Unrealized Depreciation		(2,963,410)
		Net Unrealized Depreciation		$(640,359)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 42.7%
		Advertising: 0.1%
1,000	@	Interpublic Group of Cos., Inc.	$10,360
400		Omnicom Group	31,928
			42,288
		Aerospace/Defense: 1.1%
3,250		Boeing Co.	236,243
600		General Dynamics Corp.	73,962
50		L-3 Communications Holdings, Inc.	4,156
1,450		Lockheed Martin Corp.	105,662
865		Northrop Grumman Corp.	55,447
1,509		Raytheon Co.	65,491
550		Rockwell Collins, Inc.	29,233
3,200		United Technologies Corp.	187,200
			757,394
		Agriculture: 0.8%
4,850		Altria Group, Inc.	348,715
2,960		Archer-Daniels-Midland Co.	93,891
720		Monsanto Co.	60,394
250		Reynolds America, Inc.	26,538
450		UST, Inc.	17,496
			547,034
		Airlines: 0.0%
1,900		Southwest Airlines Co.	31,863
			31,863
		Apparel: 0.3%
1,780	@	Coach, Inc.	63,582
450		Jones Apparel Group, Inc.	13,014
450		Liz Claiborne, Inc.	16,214
650		Nike, Inc.	56,407
420		VF Corp.	23,016
			172,233
		Auto Manufacturers: 0.1%
6,300		Ford Motor Co.	50,211
200	@	Navistar International Corp.	5,870
			56,081
		Auto Parts & Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	11,464
450		Johnson Controls, Inc.	32,072
			43,536
		Banks: 2.7%
900		AmSouth Bancorp	24,975
11,072		Bank of America Corp.	507,651
2,000		Bank of New York	68,480
1,286		BB&T Corp.	50,836
450		Comerica, Inc.	25,794
200		Compass Bancshares, Inc.	10,056
50		First Horizon National Corp.	1,956

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
550		Huntington Bancshares, Inc.	13,228
1,350		Keycorp	50,315
150		M&T Bank Corp.	16,860
450		Marshall & Ilsley Corp.	19,800
1,000		Mellon Financial Corp.	36,090
1,400		National City Corp.	48,720
500		Northern Trust Corp.	26,360
950		PNC Financial Services Group, Inc.	66,833
1,100		Regions Financial Corp.	38,258
900		State Street Corp.	56,232
900		SunTrust Banks, Inc.	65,133
685		Synovus Financial Corp.	19,420
4,600		US BanCorp.	142,186
3,651		Wachovia Corp.	204,712
4,050		Wells Fargo & Co.	260,010
200		Zions Bancorporation	16,504
			1,770,409
		Beverages: 1.3%
1,900		Anheuser-Busch Cos., Inc.	78,926
170		Brown-Forman Corp.	11,961
8,250		Coca-Cola Co.	346,253
900		Coca-Cola Enterprises, Inc.	17,685
400	@	Constellation Brands, Inc.	10,536
350		Pepsi Bottling Group, Inc.	10,276
6,740		PepsiCo, Inc.	398,401
			874,038
		Biotechnology: 0.4%
2,900	@	Amgen, Inc.	218,921
200	@	Biogen Idec, Inc.	9,450
300	@	Chiron Corp.	13,701
650	@	Genzyme Corp.	45,071
100	@	Millipore Corp.	6,933
			294,076
		Building Materials: 0.1%
450		American Standard Cos, Inc.	17,811
1,100		Masco Corp.	34,309
250		Vulcan Materials Co.	19,750
			71,870
		Chemicals: 0.6%
550		Air Products & Chemicals, Inc.	35,288
2,350		Dow Chemical Co.	101,121
300		Eastman Chemical Co.	14,799
600		Ecolab, Inc.	21,714
2,250		EI Du Pont de Nemours & Co.	90,540
50		Engelhard Corp.	1,988
200		International Flavors & Fragrances, Inc.	6,926
530		PPG Industries, Inc.	32,134
850		Praxair, Inc.	45,883
500		Rohm & Haas Co.	24,875
350		Sherwin-Williams Co.	15,943
			391,211
		Commercial Services: 0.4%
300	@	Apollo Group, Inc.	14,814
2,450		Cendant Corp.	40,719
500		Equifax, Inc.	18,320

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
800		H&R Block, Inc.	17,840
1,220		McKesson Corp.	66,039
600		Moody’s Corp.	40,200
950		Paychex, Inc.	38,048
400		Robert Half International, Inc.	14,368
500		RR Donnelley & Sons Co.	16,830
			267,178
		Computers: 1.9%
350	@	Affiliated Computer Services, Inc.	22,022
2,680	@	Apple Computer, Inc.	183,687
450	@	Computer Sciences Corp.	24,453
5,620	@	Dell, Inc.	162,980
1,200		Electronic Data Systems Corp.	32,040
5,650	@	EMC Corp.	79,213
11,550		Hewlett-Packard Co.	378,956
3,800		International Business Machines Corp.	304,912
300	@	Lexmark International, Inc.	14,127
450	@	NCR Corp.	18,041
910	@	Network Appliance, Inc.	30,176
800	@	Unisys Corp.	5,344
			1,255,951
		Cosmetics/Personal Care: 1.1%
200		Alberto-Culver Co.	9,134
1,200		Colgate-Palmolive Co.	65,376
10,643		Procter & Gamble Co.	637,835
			712,345
		Distribution/Wholesale: 0.1%
527		Genuine Parts Co.	23,462
200		WW Grainger, Inc.	14,808
			38,270
		Diversified Financial Services: 3.2%
2,950		American Express Co.	158,946
630		Ameriprise Financial, Inc.	28,652
240		Bear Stearns Cos, Inc.	32,266
750		Capital One Financial Corp.	65,700
2,500		Charles Schwab Corp.	40,525
450		CIT Group, Inc.	24,197
11,900		Citigroup, Inc.	551,803
1,370		Countrywide Financial Corp.	47,238
900	@	E*Trade Financial Corp.	23,022
500		Fannie Mae	27,340
250		Federated Investors, Inc.	9,723
350		Franklin Resources, Inc.	35,938
300		Freddie Mac	20,217
1,050		Goldman Sachs Group, Inc.	148,355
8,300		JPMorgan Chase & Co.	341,462
820		Lehman Brothers Holdings, Inc.	119,679
2,200		Merrill Lynch & Co., Inc.	169,862
3,450		Morgan Stanley	205,827
1,000		SLM Corp.	56,410
350		T. Rowe Price Group, Inc.	26,873
			2,134,035
		Electric: 1.2%
1,850	@	AES Corp.	32,005
400	@	Allegheny Energy, Inc.	14,304

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
1,050		American Electric Power Co., Inc.	38,325
950		CenterPoint Energy Resources Corp.	12,322
500		Cinergy Corp.	22,040
590	@	CMS Energy Corp.	8,307
700		Consolidated Edison, Inc.	32,109
450		Constellation Energy Group, Inc.	26,433
850		Dominion Resources, Inc.	63,835
500		DTE Energy Co.	21,650
3,050		Duke Energy Corp.	86,620
800		Edison International	35,488
300		Exelon Corp.	17,133
800		FirstEnergy Corp.	40,864
1,000		FPL Group, Inc.	41,930
1,050		Pacific Gas & Electric Co.	39,953
300		Pinnacle West Capital Corp.	12,315
900		PPL Corp.	28,620
600		Progress Energy, Inc.	26,628
650		Public Service Enterprise Group, Inc.	45,104
1,800		Southern Co.	61,254
700		TECO Energy, Inc.	11,942
1,980		TXU Corp.	103,732
200		Xcel Energy, Inc.	3,712
			826,625
		Electrical Components & Equipment: 0.2%
1,300		Emerson Electric Co.	106,353
			106,353
		Electronics: 0.2%
1,650	@	Agilent Technologies, Inc.	59,400
700		Applera Corp. - Applied Biosystems Group	19,789
450	@	Jabil Circuit, Inc.	17,033
400		PerkinElmer, Inc.	9,516
1,350	@	Sanmina-SCI Corp.	5,211
2,900	@	Solectron Corp.	10,469
400	@	Thermo Electron Corp.	13,848
300	@	Waters Corp.	12,819
			148,085
		Engineering & Construction: 0.0%
200		Fluor Corp.	17,260
			17,260
		Entertainment: 0.0%
800		International Game Technology	28,616
			28,616
		Environmental Control: 0.1%
1,250		Waste Management, Inc.	41,575
			41,575
		Food: 0.5%
200		Albertson’s, Inc.	5,088
450		Campbell Soup Co.	14,009
1,200		ConAgra Foods, Inc.	25,236
1,200		General Mills, Inc.	59,100
800		HJ Heinz Co.	30,296
550		Kellogg Co.	24,371
1,850	@	Kroger Co.	37,074
400		McCormick & Co., Inc.	13,132

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
1,000		Safeway, Inc.	24,310
1,900		Sara Lee Corp.	33,573
650		Supervalu, Inc.	20,540
600		Tyson Foods, Inc.	8,118
300		Whole Foods Market, Inc.	19,164
500		WM Wrigley Jr. Co.	31,770
			345,781
		Forest Products & Paper: 0.2%
1,200		International Paper Co.	39,324
130		Louisiana-Pacific Corp.	3,696
500		MeadWestvaco Corp.	13,910
450		Plum Creek Timber Co., Inc.	16,718
300		Temple-Inland, Inc.	12,801
600		Weyerhaeuser Co.	40,974
			127,423
		Gas: 0.1%
400		KeySpan Corp.	16,300
100		Nicor, Inc.	4,293
900		Sempra Energy	43,056
			63,649
		Hand/Machine Tools: 0.1%
310		Black & Decker Corp.	26,530
100		Snap-On, Inc.	3,892
300		Stanley Works	15,042
			45,464
		Healthcare - Products: 1.4%
100		Bausch & Lomb, Inc.	6,921
1,550		Baxter International, Inc.	58,668
680		Becton Dickinson & Co.	43,418
1,350	@	Boston Scientific Corp.	32,967
250		CR Bard, Inc.	16,373
790		Guidant Corp.	60,640
7,100		Johnson & Johnson	409,315
2,950		Medtronic, Inc.	159,153
950		St. Jude Medical, Inc.	43,320
700		Stryker Corp.	32,354
600	@	Zimmer Holdings, Inc.	41,508
			904,637
		Healthcare - Services: 1.0%
1,820		Aetna, Inc.	92,820
550	@	Coventry Health Care, Inc.	32,791
710	@	Humana, Inc.	36,686
50	@	Laboratory Corp. of America Holdings	2,906
5,450		UnitedHealth Group, Inc.	317,354
2,560	@	WellPoint, Inc.	196,582
			679,139
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	22,070
100		Whirlpool Corp.	8,979
			31,049
		Household Products/Wares: 0.2%
300		Avery Dennison Corp.	18,000
100		Clorox Co.	6,095

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
300		Fortune Brands, Inc.	23,265
1,050		Kimberly-Clark Corp.	62,139
			109,499
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	19,896
			19,896
		Insurance: 2.3%
740	@@	ACE Ltd.	41,240
1,300		Aflac, Inc.	60,125
1,560		Allstate Corp.	85,457
300		AMBAC Financial Group, Inc.	22,545
6,250		American International Group, Inc.	414,750
1,000		AON Corp.	39,610
840		Chubb Corp.	80,430
300		Cigna Corp.	36,825
403		Cincinnati Financial Corp.	17,877
900		Genworth Financial, Inc.	28,638
750		Hartford Financial Services Group, Inc.	61,785
350		Jefferson-Pilot Corp.	21,088
600		Lincoln National Corp.	34,062
280		Loews Corp.	25,833
1,266		Marsh & McLennan Cos., Inc.	39,132
350		MBIA, Inc.	20,559
2,440		Metlife, Inc.	122,293
300		MGIC Investment Corp.	19,125
950		Principal Financial Group	46,284
510		Progressive Corp.	54,800
1,950		Prudential Financial, Inc.	150,228
500		Safeco Corp.	25,755
1,650		St. Paul Cos.	70,917
300		Torchmark Corp.	16,401
750		UnumProvident Corp.	15,518
			1,551,277
		Internet: 0.3%
1,000	@	Amazon.com, Inc.	37,490
2,600	@	eBay, Inc.	104,156
300	@	Monster Worldwide, Inc.	14,688
2,587	@	Symantec Corp.	43,694
600	@	VeriSign, Inc.	14,196
600	@	Yahoo!, Inc.	19,236
			233,460
		Iron/Steel: 0.1%
650		Nucor Corp.	55,933
50		United States Steel Corp.	2,725
			58,658
		Leisure Time: 0.2%
250		Brunswick Corp.	9,808
1,000		Carnival Corp.	51,650
900		Harley-Davidson, Inc.	47,259
			108,717
		Lodging: 0.1%
750		Hilton Hotels Corp.	18,150
420		Marriott International, Inc.	28,728
550		Starwood Hotels & Resorts Worldwide, Inc.	34,925
			81,803

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
		Machinery - Diversified: 0.1%
150		Cummins, Inc.	16,242
600		Deere & Co.	45,762
400		Rockwell Automation, Inc.	27,268
			89,272
		Media: 1.3%
1,300		Clear Channel Communications, Inc.	36,790
5,400	@	Comcast Corp.	144,882
100		Gannett Co., Inc.	6,216
200		Knight-Ridder, Inc.	12,004
1,230		McGraw-Hill Cos, Inc.	65,301
100		Meredith Corp.	5,509
400		New York Times Co.	11,288
6,050		News Corp., Inc.	98,494
11,550		Time Warner, Inc.	199,931
650		Tribune Co.	19,890
500	@	Univision Communications, Inc.	16,725
1,925		Viacom, Inc.	47,086
1,925	@	Viacom, Inc.-Class B	76,923
4,550		Walt Disney Co.	127,355
			868,394
		Mining: 0.2%
400		Alcoa, Inc.	11,728
850		Freeport-McMoRan Copper & Gold, Inc.	43,036
1,000		Newmont Mining Corp.	52,920
200		Phelps Dodge Corp.	27,600
			135,284
		Miscellaneous Manufacturing: 2.0%
1,850		3M Co.	136,142
200	@	Cooper Industries Ltd.	16,740
650		Danaher Corp.	39,377
500		Dover Corp.	23,970
400		Eaton Corp.	27,868
25,000		General Electric Co.	821,750
2,200		Honeywell International, Inc.	90,090
550		Illinois Tool Works, Inc.	47,212
750	@@	Ingersoll-Rand Co.	30,773
400		ITT Industries, Inc.	21,000
300		Parker Hannifin Corp.	23,451
350		Textron, Inc.	30,839
1,000	@@	Tyco International Ltd.	25,790
			1,335,002
		Office/Business Equipment: 0.1%
550		Pitney Bowes, Inc.	23,507
2,450	@	Xerox Corp.	36,505
			60,012
		Oil & Gas: 3.9%
150		Amerada Hess Corp.	20,747
450		Anadarko Petroleum Corp.	44,622
650		Apache Corp.	43,498
1,100		Burlington Resources, Inc.	99,198
5,044		ChevronTexaco Corp.	284,885
4,050		ConocoPhillips	246,888

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
1,000		Devon Energy Corp.	58,630
500		EOG Resources, Inc.	33,700
23,150		Exxon Mobil Corp.	1,374,381
200		Kerr-McGee Corp.	19,540
800		Marathon Oil Corp.	56,480
400		Murphy Oil Corp.	18,748
300	@, @@	Nabors Industries Ltd.	19,785
850		Occidental Petroleum Corp.	77,809
200		Rowan Cos., Inc.	8,050
500		Sunoco, Inc.	37,050
650	@	Transocean, Inc.	48,217
2,100		Valero Energy Corp.	112,959
200		XTO Energy, Inc.	8,378
			2,613,565
		Oil & Gas Services: 0.4%
700		Baker Hughes, Inc.	47,579
1,100		Halliburton Co.	74,800
1,300		Schlumberger Ltd.	149,500
			271,879
		Packaging & Containers: 0.0%
400		Ball Corp.	17,040
200	@	Sealed Air Corp.	11,376
			28,416
		Pharmaceuticals: 2.4%
3,800		Abbott Laboratories	167,884
300		Allergan, Inc.	32,478
960		AmerisourceBergen Corp.	44,150
990		Cardinal Health, Inc.	71,874
1,030	@	Caremark Rx, Inc.	51,243
600	@	Express Scripts, Inc.	52,362
900	@	Forest Laboratories, Inc.	41,310
1,100	@	Gilead Sciences, Inc.	68,497
650	@	Hospira, Inc.	25,805
1,130	@	King Pharmaceuticals, Inc.	18,363
800	@	Medco Health Solutions, Inc.	44,576
6,950		Merck & Co., Inc.	242,277
500		Mylan Laboratories	11,500
17,600		Pfizer, Inc.	460,944
3,450		Schering-Plough Corp.	63,825
300	@	Watson Pharmaceuticals, Inc.	8,994
3,300		Wyeth	164,340
			1,570,422
		Pipelines: 0.1%
200		Kinder Morgan, Inc.	18,556
950		Williams Cos., Inc.	20,492
			39,048
		Real Estate Investment Trust: 0.1%
250		Apartment Investment & Management Co.	11,078
150		Archstone-Smith Trust	7,110
200		Equity Office Properties Trust	6,290
150		Prologis	7,878
200		Public Storage, Inc.	15,604
500		Simon Property Group LP	41,485
			89,445

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
		Retail: 2.7%
450	@	Autonation, Inc.	9,410
100	@	Autozone, Inc.	9,668
650	@	Bed Bath & Beyond, Inc.	23,426
1,320		Best Buy Co., Inc.	71,095
350		Circuit City Stores, Inc.	8,411
1,550		Costco Wholesale Corp.	79,484
610		Darden Restaurants, Inc.	25,583
750		Dollar General Corp.	13,065
200		Family Dollar Stores, Inc.	5,144
633		Federated Department Stores	44,968
1,350		Gap, Inc./The	25,029
6,810		Home Depot, Inc.	287,042
950		JC Penney Co., Inc.	55,708
800	@	Kohl’s Corp.	38,488
850		Limited Brands	20,120
2,550		Lowe’s Cos., Inc.	173,859
4,000		McDonald’s Corp.	139,640
900		Nordstrom, Inc.	34,200
750	@	Office Depot, Inc.	26,760
230	@	Sears Holding Corp.	27,704
2,340		Staples, Inc.	57,424
1,700	@	Starbucks Corp.	61,744
2,050		Target Corp.	111,520
200		Tiffany & Co.	7,426
1,050		TJX Cos., Inc.	25,715
5,950		Wal-Mart Stores, Inc.	269,892
2,430		Walgreen Co.	109,010
250		Wendy’s International, Inc.	14,475
750		Yum! Brands, Inc.	35,775
			1,811,785
		Savings & Loans: 0.1%
650		Golden West Financial Corp.	46,170
800		Sovereign Bancorp, Inc.	16,664
470		Washington Mutual, Inc.	20,069
			82,903
		Semiconductors: 1.4%
1,000	@	Advanced Micro Devices, Inc.	38,670
850	@	Altera Corp.	17,034
900		Analog Devices, Inc.	34,326
3,700		Applied Materials, Inc.	67,858
1,200	@	Broadcom Corp.	54,108
1,008	@	Freescale Semiconductor, Inc.	27,256
14,140		Intel Corp.	291,284
450		Kla-Tencor Corp.	23,504
750		Linear Technology Corp.	27,645
1,000	@	LSI Logic Corp.	9,750
750		Maxim Integrated Products	29,318
1,500	@	Micron Technology, Inc.	23,265
1,100		National Semiconductor Corp.	30,855
50	@	Novellus Systems, Inc.	1,337
450	@	Nvidia Corp.	21,209
350	@	QLogic Corp.	14,399
6,650		Texas Instruments, Inc.	198,503
			910,321

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 42.7% (continued)
		Software: 2.0%
1,220		Adobe Systems, Inc.	47,116
780		Autodesk, Inc.	29,367
1,350		Automatic Data Processing, Inc.	62,357
990	@	BMC Software, Inc.	21,651
1,050		CA, Inc.	28,518
750	@	Citrix Systems, Inc.	24,270
1,350	@	Compuware Corp.	11,084
150	@	Electronic Arts, Inc.	7,796
400		First Data Corp.	18,052
400	@	Fiserv, Inc.	16,600
450		IMS Health, Inc.	10,845
600	@	Intuit, Inc.	29,148
32,350		Microsoft Corp.	870,215
1,100	@	Novell, Inc.	10,461
9,110	@	Oracle Corp.	113,146
480	@	Parametric Technology Corp.	7,306
			1,307,932
		Telecommunications: 2.7%
12,505		AT&T, Inc.	345,013
500	@	Avaya, Inc.	5,560
5,800		BellSouth Corp.	183,164
300		CenturyTel, Inc.	10,794
19,750	@	Cisco Systems, Inc.	399,740
100	@	Comverse Technology, Inc.	2,876
3,650	@	Corning, Inc.	89,097
7,930		Motorola, Inc.	169,702
4,000		Qualcomm, Inc.	188,840
7,209		Sprint Corp. - FON Group	173,232
1,100	@	Tellabs, Inc.	16,159
6,800		Verizon Communications, Inc.	229,160
			1,813,337
		Textiles: 0.0%
400		Cintas Corp.	16,436
			16,436
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	14,203
950		Mattel, Inc.	16,008
			30,211
		Transportation: 0.7%
950		Burlington Northern Santa Fe Corp.	74,708
900		CSX Corp.	49,842
100		FedEx Corp.	10,724
1,650		Norfolk Southern Corp.	84,447
150		Union Pacific Corp.	13,283
2,700		United Parcel Service, Inc.	201,717
			434,721
		Total Common Stock
		(Cost $26,406,335)	28,497,163

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.1%
		Federal Home Loan Mortgage Corporation: 52.1%
$40,500,000		5.020%, due 04/21/09		$34,726,887
		Total U.S. Government Agency Obligations
		(Cost $35,872,833)		34,726,887
U.S. TREASURY OBLIGATIONS: 4.9%
		U.S. Treasury STRIP: 4.9%
3,762,000		4.700%, due 02/15/09		3,284,094
		Total U.S. Treasury Obligations:
		(Cost $3,284,525)		3,284,094
		Total Long-Term Investments:
		(Cost $65,563,693)		66,508,144
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
463,000		Morgan Stanley Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$ 463,059 to be received upon repurchase
		(Collateralized by $500,000 Federal
		National Mortgage Association, 4.375%, Market
		Value plus accrued interest $479,521
		due 07/17/13).		463,000
		Total Short-Term Investments:
		(Cost $463,000)		463,000
		Total Investments in Securities
		(Cost $66,026,693)*	100.4%	$66,971,144
		Other Assets and Liabilities-Net	(0.4)	(282,074)
		Net Assets	100.0%	$66,689,070

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $66,601,453.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,235,882
		Gross Unrealized Depreciation		(1,866,191)
		Net Unrealized Appreciation		$369,691

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 45.3%
		Advertising: 0.1%
831	@	Interpublic Group of Cos., Inc.	$8,609
407		Omnicom Group	32,487
			41,096
		Aerospace/Defense: 1.2%
2,815		Boeing Co.	204,622
549		General Dynamics Corp.	67,675
1,239		Lockheed Martin Corp.	90,286
797		Northrop Grumman Corp.	51,088
1,323		Raytheon Co.	57,418
399		Rockwell Collins, Inc.	21,207
2,848		United Technologies Corp.	166,608
			658,904
		Agriculture: 0.9%
4,176		Altria Group, Inc.	300,254
2,425		Archer-Daniels-Midland Co.	76,921
594		Monsanto Co.	49,825
217		Reynolds America, Inc.	23,035
322		UST, Inc.	12,519
			462,554
		Airlines: 0.0%
1,450		Southwest Airlines Co.	24,317
			24,317
		Apparel: 0.3%
1,420	@	Coach, Inc.	50,722
303		Jones Apparel Group, Inc.	8,763
261		Liz Claiborne, Inc.	9,404
568		Nike, Inc.	49,291
283		VF Corp.	15,508
			133,688
		Auto Manufacturers: 0.1%
6,250		Ford Motor Co.	49,813
			49,813
		Auto Parts & Equipment: 0.1%
379	@	Goodyear Tire & Rubber Co.	5,431
380		Johnson Controls, Inc.	27,083
			32,514
		Banks: 2.8%
850		AmSouth Bancorp	23,588
9,564		Bank of America Corp.	438,509
1,628		Bank of New York	55,743
1,106		BB&T Corp.	43,720
537		Comerica, Inc.	30,781
250		Compass Bancshares, Inc.	12,570
120		First Horizon National Corp.	4,693
448		Huntington Bancshares, Inc.	10,774
1,152		Keycorp	42,935

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
171		M&T Bank Corp.	19,220
395		Marshall & Ilsley Corp.	17,380
878		Mellon Financial Corp.	31,687
1,228		National City Corp.	42,734
371		Northern Trust Corp.	19,559
729		PNC Financial Services Group, Inc.	51,285
1,000		Regions Financial Corp.	34,780
702		State Street Corp.	43,861
775		SunTrust Banks, Inc.	56,087
682		Synovus Financial Corp.	19,335
3,968		US BanCorp.	122,651
3,185		Wachovia Corp.	178,583
3,513		Wells Fargo & Co.	225,535
199		Zions Bancorporation	16,421
			1,542,431
		Beverages: 1.4%
1,592		Anheuser-Busch Cos., Inc.	66,132
313		Brown-Forman Corp.	22,023
7,202		Coca-Cola Co.	302,268
762		Coca-Cola Enterprises, Inc.	14,973
350	@	Constellation Brands, Inc.	9,219
359		Pepsi Bottling Group, Inc.	10,540
5,715		PepsiCo, Inc.	337,814
			762,969
		Biotechnology: 0.5%
2,577	@	Amgen, Inc.	194,538
200	@	Biogen Idec, Inc.	9,450
200	@	Chiron Corp.	9,134
497	@	Genzyme Corp.	34,462
97	@	Millipore Corp.	6,725
			254,309
		Building Materials: 0.1%
321		American Standard Cos, Inc.	12,705
968		Masco Corp.	30,192
252		Vulcan Materials Co.	19,908
			62,805
		Chemicals: 0.7%
452		Air Products & Chemicals, Inc.	29,000
2,048		Dow Chemical Co.	88,125
311		Eastman Chemical Co.	15,342
480		Ecolab, Inc.	17,371
1,961		EI Du Pont de Nemours & Co.	78,911
144		Engelhard Corp.	5,724
188		International Flavors & Fragrances, Inc.	6,510
525		PPG Industries, Inc.	31,831
765		Praxair, Inc.	41,295
401		Rohm & Haas Co.	19,950
212		Sherwin-Williams Co.	9,657
169		Sigma-Aldrich Corp.	10,885
			354,601
		Commercial Services: 0.5%
300	@	Apollo Group, Inc.	14,814
2,095		Cendant Corp.	34,819
432		Equifax, Inc.	15,828
706		H&R Block, Inc.	15,744

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
1,151		McKesson Corp.	62,304
544		Moody’s Corp.	36,448
773		Paychex, Inc.	30,959
595		Robert Half International, Inc.	21,372
429		RR Donnelley & Sons Co.	14,440
			246,728
		Computers: 1.9%
250	@	Affiliated Computer Services, Inc.	15,730
2,310	@	Apple Computer, Inc.	158,327
379	@	Computer Sciences Corp.	20,595
4,836	@	Dell, Inc.	140,244
1,050		Electronic Data Systems Corp.	28,035
4,910	@	EMC Corp.	68,838
9,639		Hewlett-Packard Co.	316,256
3,188		International Business Machines Corp.	255,805
3	@	Lexmark International, Inc.	141
396	@	NCR Corp.	15,876
684	@	Network Appliance, Inc.	22,681
766	@	Unisys Corp.	5,117
			1,047,645
		Cosmetics/Personal Care: 1.1%
193		Alberto-Culver Co.	8,814
1,025		Colgate-Palmolive Co.	55,842
9,197		Procter & Gamble Co.	551,176
			615,832
		Distribution/Wholesale: 0.1%
520		Genuine Parts Co.	23,150
165		WW Grainger, Inc.	12,217
			35,367
		Diversified Financial Services: 3.4%
2,566		American Express Co.	138,256
553		Ameriprise Financial, Inc.	25,150
249		Bear Stearns Cos, Inc.	33,476
624		Capital One Financial Corp.	54,662
2,150		Charles Schwab Corp.	34,852
550		CIT Group, Inc.	29,574
10,430		Citigroup, Inc.	483,639
1,230		Countrywide Financial Corp.	42,410
750	@	E*Trade Financial Corp.	19,185
418		Fannie Mae	22,856
99		Federated Investors, Inc.	3,850
273		Franklin Resources, Inc.	28,032
300		Freddie Mac	20,217
930		Goldman Sachs Group, Inc.	131,400
7,100		JPMorgan Chase & Co.	292,094
719		Lehman Brothers Holdings, Inc.	104,938
1,853		Merrill Lynch & Co., Inc.	143,070
2,990		Morgan Stanley	178,383
945		SLM Corp.	53,307
250		T. Rowe Price Group, Inc.	19,195
			1,858,546
		Electric: 1.3%
1,438	@	AES Corp.	24,877
275	@	Allegheny Energy, Inc.	9,834
807		American Electric Power Co., Inc.	29,456

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
800		CenterPoint Energy Resources Corp.	10,376
400		Cinergy Corp.	17,632
842	@	CMS Energy Corp.	11,855
478		Consolidated Edison, Inc.	21,926
473		Constellation Energy Group, Inc.	27,784
700		Dominion Resources, Inc.	52,570
350		DTE Energy Co.	15,155
2,595		Duke Energy Corp.	73,698
641		Edison International	28,435
300		Exelon Corp.	17,133
833		FirstEnergy Corp.	42,550
854		FPL Group, Inc.	35,808
854		Pacific Gas & Electric Co.	32,495
200		Pinnacle West Capital Corp.	8,210
858		PPL Corp.	27,284
600		Progress Energy, Inc.	26,628
500		Public Service Enterprise Group, Inc.	34,695
1,562		Southern Co.	53,155
796		TECO Energy, Inc.	13,580
1,626		TXU Corp.	85,186
207		Xcel Energy, Inc.	3,842
			704,164
		Electrical Components & Equipment: 0.2%
1,154		Emerson Electric Co.	94,409
			94,409
		Electronics: 0.2%
1,142	@	Agilent Technologies, Inc.	41,112
444		Applera Corp. - Applied Biosystems Group	12,552
424	@	Jabil Circuit, Inc.	16,048
284		PerkinElmer, Inc.	6,756
1,040	@	Sanmina-SCI Corp.	4,014
2,500	@	Solectron Corp.	9,025
283	@	Thermo Electron Corp.	9,797
290	@	Waters Corp.	12,392
			111,696
		Engineering & Construction: 0.0%
200		Fluor Corp.	17,260
			17,260
		Entertainment: 0.0%
700		International Game Technology	25,039
			25,039
		Environmental Control: 0.1%
1,152		Waste Management, Inc.	38,316
			38,316
		Food: 0.6%
200		Albertson’s, Inc.	5,088
400		Campbell Soup Co.	12,452
1,071		ConAgra Foods, Inc.	22,523
1,230		General Mills, Inc.	60,578
832		HJ Heinz Co.	31,508
529		Kellogg Co.	23,440
1,375	@	Kroger Co.	27,555
291		McCormick & Co., Inc.	9,554
1,150		Safeway, Inc.	27,957

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
1,593		Sara Lee Corp.	28,148
407		Supervalu, Inc.	12,861
500		Tyson Foods, Inc.	6,765
300		Whole Foods Market, Inc.	19,164
433		WM Wrigley Jr. Co.	27,513
			315,106
		Forest Products & Paper: 0.2%
1,100		International Paper Co.	36,047
294		Louisiana-Pacific Corp.	8,358
425		MeadWestvaco Corp.	11,824
396		Plum Creek Timber Co., Inc.	14,711
338		Temple-Inland, Inc.	14,422
500		Weyerhaeuser Co.	34,145
			119,507
		Gas: 0.1%
400		KeySpan Corp.	16,300
135		Nicor, Inc.	5,796
665		Sempra Energy	31,814
			53,910
		Hand/Machine Tools: 0.1%
198		Black & Decker Corp.	16,945
148		Snap-On, Inc.	5,760
285		Stanley Works	14,290
			36,995
		Healthcare - Products: 1.4%
153		Bausch & Lomb, Inc.	10,589
1,219		Baxter International, Inc.	46,139
554		Becton Dickinson & Co.	35,373
1,401	@	Boston Scientific Corp.	34,212
207		CR Bard, Inc.	13,556
689		Guidant Corp.	52,888
6,052		Johnson & Johnson	348,898
2,550		Medtronic, Inc.	137,573
788	@	St. Jude Medical, Inc.	35,933
600		Stryker Corp.	27,732
500	@	Zimmer Holdings, Inc.	34,590
			777,483
		Healthcare - Services: 1.1%
1,568		Aetna, Inc.	79,968
515	@	Coventry Health Care, Inc.	30,704
602	@	Humana, Inc.	31,105
100	@	Laboratory Corp. of America Holdings	5,811
200		Manor Care, Inc.	8,270
204		Quest Diagnostics	10,785
4,748		UnitedHealth Group, Inc.	276,476
2,168	@	WellPoint, Inc.	166,481
			609,600
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	11,035
70		Whirlpool Corp.	6,285
			17,320

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
		Household Products/Wares: 0.2%
200		Avery Dennison Corp.	12,000
110		Clorox Co.	6,705
328		Fortune Brands, Inc.	25,436
1,037		Kimberly-Clark Corp.	61,370
			105,511
		Housewares: 0.0%
718		Newell Rubbermaid, Inc.	17,857
			17,857
		Insurance: 2.4%
712	@@	ACE Ltd.	39,680
986		Aflac, Inc.	45,603
1,344		Allstate Corp.	73,624
267		AMBAC Financial Group, Inc.	20,065
5,399		American International Group, Inc.	358,278
650		AON Corp.	25,747
546		Chubb Corp.	52,280
218		Cigna Corp.	26,760
331		Cincinnati Financial Corp.	14,683
700		Genworth Financial, Inc.	22,274
576		Hartford Financial Services Group, Inc.	47,451
331		Jefferson-Pilot Corp.	19,943
490		Lincoln National Corp.	27,817
321		Loews Corp.	29,615
1,092		Marsh & McLennan Cos., Inc.	33,754
297		MBIA, Inc.	17,446
2,061		Metlife, Inc.	103,297
287		MGIC Investment Corp.	18,296
808		Principal Financial Group	39,366
372		Progressive Corp.	39,971
1,673		Prudential Financial, Inc.	128,888
418		Safeco Corp.	21,531
1,430		St. Paul Cos.	61,461
277		Torchmark Corp.	15,144
810		UnumProvident Corp.	16,759
			1,299,733
		Internet: 0.4%
800	@	Amazon.com, Inc.	29,992
2,416	@	eBay, Inc.	96,785
250	@	Monster Worldwide, Inc.	12,240
2,159	@	Symantec Corp.	36,466
500	@	VeriSign, Inc.	11,830
499	@	Yahoo!, Inc.	15,998
			203,311
		Iron/Steel: 0.1%
576		Nucor Corp.	49,565
83		United States Steel Corp.	4,524
			54,089
		Leisure Time: 0.2%
188		Brunswick Corp.	7,375
957		Carnival Corp.	49,429
812		Harley-Davidson, Inc.	42,638
354		Sabre Holdings Corp.	8,542
			107,984

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
		Lodging: 0.1%
847		Hilton Hotels Corp.	20,497
366		Marriott International, Inc.	25,034
504		Starwood Hotels & Resorts Worldwide, Inc.	32,004
			77,535
		Machinery - Diversified: 0.1%
106		Cummins, Inc.	11,478
500		Deere & Co.	38,135
416		Rockwell Automation, Inc.	28,359
			77,972
		Media: 1.4%
1,200		Clear Channel Communications, Inc.	33,960
4,714	@	Comcast Corp.	126,477
200		EW Scripps Co.	9,616
79		Gannett Co., Inc.	4,911
1,052		McGraw-Hill Cos, Inc.	55,851
95		Meredith Corp.	5,234
289		New York Times Co.	8,156
5,050		News Corp., Inc.	82,214
10,007		Time Warner, Inc.	173,221
486		Tribune Co.	14,872
500	@	Univision Communications, Inc.	16,725
1,722		Viacom, Inc.	42,120
1,722	@	Viacom, Inc.-Class B	68,811
3,920		Walt Disney Co.	109,721
			751,889
		Mining: 0.2%
400		Alcoa, Inc.	11,728
500		Freeport-McMoRan Copper & Gold, Inc.	25,315
900		Newmont Mining Corp.	47,628
164		Phelps Dodge Corp.	22,632
			107,303
		Miscellaneous Manufacturing: 2.1%
1,570		3M Co.	115,536
213	@	Cooper Industries Ltd.	17,828
525		Danaher Corp.	31,805
353		Dover Corp.	16,923
296		Eaton Corp.	20,622
21,755		General Electric Co.	715,087
1,759		Honeywell International, Inc.	72,031
414		Illinois Tool Works, Inc.	35,538
628	@@	Ingersoll-Rand Co.	25,767
430		ITT Industries, Inc.	22,575
218		Parker Hannifin Corp.	17,041
237		Textron, Inc.	20,882
800	@@	Tyco International Ltd.	20,632
			1,132,267
		Office/Business Equipment: 0.1%
459		Pitney Bowes, Inc.	19,618
2,344	@	Xerox Corp.	34,926
			54,544
		Oil & Gas: 4.2%
110		Amerada Hess Corp.	15,214
427		Anadarko Petroleum Corp.	42,341
548		Apache Corp.	36,672
1,015		Burlington Resources, Inc.	91,533

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
4,197		ChevronTexaco Corp.	237,047
3,486		ConocoPhillips	212,507
874		Devon Energy Corp.	51,243
526		EOG Resources, Inc.	35,452
20,017		Exxon Mobil Corp.	1,188,399
265		Kerr-McGee Corp.	25,891
626		Marathon Oil Corp.	44,196
300		Murphy Oil Corp.	14,061
300	@, @@	Nabors Industries Ltd.	19,785
740		Occidental Petroleum Corp.	67,740
200		Rowan Cos., Inc.	8,050
474		Sunoco, Inc.	35,123
600	@	Transocean, Inc.	44,508
1,928		Valero Energy Corp.	103,707
100		XTO Energy, Inc.	4,189
			2,277,658
		Oil & Gas Services: 0.4%
600		Baker Hughes, Inc.	40,782
1,000		Halliburton Co.	68,000
1,100		Schlumberger Ltd.	126,500
			235,282
		Packaging & Containers: 0.0%
260		Ball Corp.	11,076
197	@	Sealed Air Corp.	11,205
			22,281
		Pharmaceuticals: 2.5%
3,350		Abbott Laboratories	148,003
293		Allergan, Inc.	31,720
830		AmerisourceBergen Corp.	38,172
858		Cardinal Health, Inc.	62,291
911	@	Caremark Rx, Inc.	45,322
530	@	Express Scripts, Inc.	46,253
709	@	Forest Laboratories, Inc.	32,543
924	@	Gilead Sciences, Inc.	57,537
515	@	Hospira, Inc.	20,446
944	@	King Pharmaceuticals, Inc.	15,340
674	@	Medco Health Solutions, Inc.	37,555
5,989		Merck & Co., Inc.	208,777
500		Mylan Laboratories	11,500
15,206		Pfizer, Inc.	398,245
3,150		Schering-Plough Corp.	58,275
250	@	Watson Pharmaceuticals, Inc.	7,495
2,744		Wyeth	136,651
			1,356,125
		Pipelines: 0.1%
177		Kinder Morgan, Inc.	16,422
1,229		Williams Cos., Inc.	26,510
			42,932
		Real Estate Investment Trust: 0.1%
200		Apartment Investment & Management Co.	8,862
100		Archstone-Smith Trust	4,740
200		Equity Office Properties Trust	6,290
70		Prologis	3,676
200		Public Storage, Inc.	15,604
476		Simon Property Group LP	39,494
			78,666

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
		Retail: 2.9%
350	@	Autonation, Inc.	7,319
100	@	Autozone, Inc.	9,668
728	@	Bed Bath & Beyond, Inc.	26,237
1,139		Best Buy Co., Inc.	61,347
393		Circuit City Stores, Inc.	9,444
1,336		Costco Wholesale Corp.	68,510
491		Darden Restaurants, Inc.	20,593
600		Dollar General Corp.	10,452
200		Family Dollar Stores, Inc.	5,144
686		Federated Department Stores	48,733
1,218		Gap, Inc.	22,582
5,912		Home Depot, Inc.	249,191
742		JC Penney Co., Inc.	43,511
700	@	Kohl’s Corp.	33,677
682		Limited Brands	16,143
2,131		Lowe’s Cos., Inc.	145,292
3,452		McDonald’s Corp.	120,509
548		Nordstrom, Inc.	20,824
662	@	Office Depot, Inc.	23,620
230	@	Sears Holding Corp.	27,704
2,067		Staples, Inc.	50,724
1,492	@	Starbucks Corp.	54,189
1,901		Target Corp.	103,414
340		Tiffany & Co.	12,624
1,180		TJX Cos., Inc.	28,898
5,210		Wal-Mart Stores, Inc.	236,326
2,093		Walgreen Co.	93,892
239		Wendy’s International, Inc.	13,838
546		Yum! Brands, Inc.	26,044
			1,590,449
		Savings & Loans: 0.1%
572		Golden West Financial Corp.	40,629
700		Sovereign Bancorp, Inc.	14,581
437		Washington Mutual, Inc.	18,660
			73,870
		Semiconductors: 1.5%
800	@	Advanced Micro Devices, Inc.	30,936
770	@	Altera Corp.	15,431
799		Analog Devices, Inc.	30,474
3,482		Applied Materials, Inc.	63,860
975	@	Broadcom Corp.	43,963
847	@	Freescale Semiconductor, Inc.	22,903
12,321		Intel Corp.	253,813
433		Kla-Tencor Corp.	22,616
603		Linear Technology Corp.	22,227
750	@	LSI Logic Corp.	7,313
512		Maxim Integrated Products	20,014
1,300	@	Micron Technology, Inc.	20,163
1,107		National Semiconductor Corp.	31,051
300	@	Novellus Systems, Inc.	8,019
350	@	Nvidia Corp.	16,496
283	@	QLogic Corp.	11,643
5,733		Texas Instruments, Inc.	171,130
			792,052

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 45.3% (continued)
		Software: 2.1%
1,024		Adobe Systems, Inc.	39,547
642		Autodesk, Inc.	24,171
1,163		Automatic Data Processing, Inc.	53,719
764	@	BMC Software, Inc.	16,709
1,031		CA, Inc.	28,002
396	@	Citrix Systems, Inc.	12,815
1,259	@	Compuware Corp.	10,336
108	@	Electronic Arts, Inc.	5,613
269		First Data Corp.	12,140
439	@	Fiserv, Inc.	18,219
437		IMS Health, Inc.	10,532
478	@	Intuit, Inc.	23,221
29,487		Microsoft Corp.	793,200
797	@	Novell, Inc.	7,579
7,836	@	Oracle Corp.	97,323
308	@	Parametric Technology Corp.	4,694
			1,157,820
		Telecommunications: 2.9%
10,734		AT&T, Inc.	296,151
183	@	Avaya, Inc.	2,035
5,010		BellSouth Corp.	158,216
280		CenturyTel, Inc.	10,074
17,051	@	Cisco Systems, Inc.	345,112
400	@	Comverse Technology, Inc.	11,504
3,196	@	Corning, Inc.	78,014
6,889		Motorola, Inc.	147,425
3,524		Qualcomm, Inc.	166,368
6,240		Sprint Corp. - FON Group	149,947
1,157	@	Tellabs, Inc.	16,996
5,945		Verizon Communications, Inc.	200,347
			1,582,189
		Textiles: 0.0%
361		Cintas Corp.	14,833
			14,833
		Toys/Games/Hobbies: 0.1%
655		Hasbro, Inc.	13,290
876		Mattel, Inc.	14,761
			28,051
		Transportation: 0.6%
722		Burlington Northern Santa Fe Corp.	56,778
630		CSX Corp.	34,889
85		FedEx Corp.	9,115
1,175		Norfolk Southern Corp.	60,137
150		Union Pacific Corp.	13,283
2,302		United Parcel Service, Inc.	171,982
			346,184
		Total Common Stock
		(Cost $23,176,191)	24,693,311

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

U.S. TREASURY OBLIGATIONS: 54.4%
		U.S. Treasury STRIP: 54.4%
$34,785,000		4.620%, due 08/15/09		$29,696,163
		Total U.S. Treasury Obligations:
		(Cost $30,651,635)		29,696,163
		Total Long-Term Investments:
		(Cost $53,827,826)		54,389,474
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
407,000		Morgan Stanley Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$407,051 to be received upon repurchase
		(Collateralized by $430,000 Federal
		National Mortgage Association, 4.250%, Market
		Value plus accrued interest $418,568
		due 08/15/10).		407,000
		Total Short-Term Investments:
		(Cost $407,000)		407,000
		Total Investments in Securities
		(Cost $54,234,826)*	100.4%	$54,796,474
		Other Assets and Liabilities-Net	(0.4)	(221,456)
		Net Assets	100.0%	$54,575,018

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $54,809,839.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,523,989
		Gross Unrealized Depreciation		(1,537,354)
		Net Unrealized Depreciation		$(13,365)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 38.4%
		Advertising: 0.1%
493	@	Interpublic Group of Cos., Inc.	$5,107
257		Omnicom Group	20,514
			25,621
		Aerospace/Defense: 1.0%
1,649		Boeing Co.	119,866
327		General Dynamics Corp.	40,309
10		L-3 Communications Holdings, Inc.	831
726		Lockheed Martin Corp.	52,904
474		Northrop Grumman Corp.	30,383
742		Raytheon Co.	32,203
205		Rockwell Collins, Inc.	10,896
1,648		United Technologies Corp.	96,408
			383,800
		Agriculture: 0.7%
2,519		Altria Group, Inc.	181,116
1,432		Archer-Daniels-Midland Co.	45,423
357		Monsanto Co.	29,945
158		Reynolds America, Inc.	16,772
297		UST, Inc.	11,547
			284,803
		Airlines: 0.0%
850		Southwest Airlines Co.	14,255
			14,255
		Apparel: 0.2%
866	@	Coach, Inc.	30,934
162		Jones Apparel Group, Inc.	4,685
183		Liz Claiborne, Inc.	6,593
328		Nike, Inc.	28,464
204		VF Corp.	11,179
			81,855
		Auto Manufacturers: 0.1%
3,283		Ford Motor Co.	26,166
120	@	Navistar International Corp.	3,522
			29,688
		Auto Parts & Equipment: 0.1%
323	@	Goodyear Tire & Rubber Co.	4,629
252		Johnson Controls, Inc.	17,960
			22,589
		Banks: 2.4%
332		AmSouth Bancorp	9,213
5,671		Bank of America Corp.	260,015
1,027		Bank of New York	35,164
680		BB&T Corp.	26,880
203		Comerica, Inc.	11,636
120		Compass Bancshares, Inc.	6,034
62		First Horizon National Corp.	2,425

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
250		Huntington Bancshares, Inc.	6,013
501		Keycorp	18,672
107		M&T Bank Corp.	12,027
298		Marshall & Ilsley Corp.	13,112
527		Mellon Financial Corp.	19,019
721		National City Corp.	25,091
217		Northern Trust Corp.	11,440
461		PNC Financial Services Group, Inc.	32,431
550		Regions Financial Corp.	19,129
375		State Street Corp.	23,430
461		SunTrust Banks, Inc.	33,363
306		Synovus Financial Corp.	8,675
2,375		US BanCorp.	73,411
2,007		Wachovia Corp.	112,532
2,079		Wells Fargo & Co.	133,472
126		Zions Bancorporation	10,398
			903,582
		Beverages: 1.2%
979		Anheuser-Busch Cos., Inc.	40,668
87		Brown-Forman Corp.	6,121
4,243		Coca-Cola Co.	178,079
398		Coca-Cola Enterprises, Inc.	7,821
250	@	Constellation Brands, Inc.	6,585
224		Pepsi Bottling Group, Inc.	6,577
3,412		PepsiCo, Inc.	201,683
			447,534
		Biotechnology: 0.4%
1,484	@	Amgen, Inc.	112,027
100	@	Biogen Idec, Inc.	4,725
150	@	Chiron Corp.	6,851
347	@	Genzyme Corp.	24,061
59	@	Millipore Corp.	4,090
			151,754
		Building Materials: 0.1%
329		American Standard Cos, Inc.	13,022
550		Masco Corp.	17,155
143		Vulcan Materials Co.	11,297
			41,474
		Chemicals: 0.5%
296		Air Products & Chemicals, Inc.	18,991
1,243		Dow Chemical Co.	53,486
118		Eastman Chemical Co.	5,821
280		Ecolab, Inc.	10,133
1,186		EI Du Pont de Nemours & Co.	47,725
147		Engelhard Corp.	5,843
146		International Flavors & Fragrances, Inc.	5,056
272		PPG Industries, Inc.	16,491
460		Praxair, Inc.	24,831
207		Rohm & Haas Co.	10,298
161		Sherwin-Williams Co.	7,334
2		Sigma-Aldrich Corp.	129
			206,138
		Commercial Services: 0.4%
200	@	Apollo Group, Inc.	9,876
1,278		Cendant Corp.	21,240

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
286		Equifax, Inc.	10,479
420		H&R Block, Inc.	9,366
670		McKesson Corp.	36,267
302		Moody’s Corp.	20,234
468		Paychex, Inc.	18,743
201		Robert Half International, Inc.	7,220
287		RR Donnelley & Sons Co.	9,660
			143,085
		Computers: 1.6%
180	@	Affiliated Computer Services, Inc.	11,326
1,398	@	Apple Computer, Inc.	95,819
204	@	Computer Sciences Corp.	11,085
2,871	@	Dell, Inc.	83,259
634		Electronic Data Systems Corp.	16,928
2,911	@	EMC Corp.	40,812
5,220		Hewlett-Packard Co.	171,268
1,837		International Business Machines Corp.	147,401
19	@	Lexmark International, Inc.	895
238	@	NCR Corp.	9,541
444	@	Network Appliance, Inc.	14,723
381	@	Unisys Corp.	2,545
			605,602
		Cosmetics/Personal Care: 1.0%
123		Alberto-Culver Co.	5,617
649		Colgate-Palmolive Co.	35,358
5,495		Procter & Gamble Co.	329,315
			370,290
		Distribution/Wholesale: 0.1%
305		Genuine Parts Co.	13,579
98		WW Grainger, Inc.	7,256
			20,835
		Diversified Financial Services: 2.9%
1,585		American Express Co.	85,400
317		Ameriprise Financial, Inc.	14,417
130		Bear Stearns Cos, Inc.	17,477
366		Capital One Financial Corp.	32,062
1,300		Charles Schwab Corp.	21,073
248		CIT Group, Inc.	13,335
6,214		Citigroup, Inc.	288,143
738		Countrywide Financial Corp.	25,446
450	@	E*Trade Financial Corp.	11,511
241		Fannie Mae	13,178
57		Federated Investors, Inc.	2,217
163		Franklin Resources, Inc.	16,737
150		Freddie Mac	10,109
543		Goldman Sachs Group, Inc.	76,720
4,250		JPMorgan Chase & Co.	174,845
427		Lehman Brothers Holdings, Inc.	62,321
1,121		Merrill Lynch & Co., Inc.	86,552
1,785		Morgan Stanley	106,493
551		SLM Corp.	31,082
160		T. Rowe Price Group, Inc.	12,285
			1,101,403

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
		Electric: 1.1%
858	@	AES Corp.	14,843
294	@	Allegheny Energy, Inc.	10,513
559		American Electric Power Co., Inc.	20,404
420		CenterPoint Energy Resources Corp.	5,447
250		Cinergy Corp.	11,020
460	@	CMS Energy Corp.	6,477
317		Consolidated Edison, Inc.	14,541
212		Constellation Energy Group, Inc.	12,453
450		Dominion Resources, Inc.	33,795
200		DTE Energy Co.	8,660
1,560		Duke Energy Corp.	44,304
394		Edison International	17,478
150		Exelon Corp.	8,567
473		FirstEnergy Corp.	24,161
482		FPL Group, Inc.	20,210
542		Pacific Gas & Electric Co.	20,623
150		Pinnacle West Capital Corp.	6,158
556		PPL Corp.	17,681
300		Progress Energy, Inc.	13,314
342		Public Service Enterprise Group, Inc.	23,731
944		Southern Co.	32,124
235		TECO Energy, Inc.	4,009
968		TXU Corp.	50,714
110		Xcel Energy, Inc.	2,042
			423,269
		Electrical Components & Equipment: 0.1%
677		Emerson Electric Co.	55,385
			55,385
		Electronics: 0.2%
806	@	Agilent Technologies, Inc.	29,016
278		Applera Corp. - Applied Biosystems Group	7,859
274	@	Jabil Circuit, Inc.	10,371
195		PerkinElmer, Inc.	4,639
620	@	Sanmina-SCI Corp.	2,393
2,250	@	Solectron Corp.	8,123
181	@	Thermo Electron Corp.	6,266
154	@	Waters Corp.	6,580
			75,247
		Engineering & Construction: 0.0%
200		Fluor Corp.	17,260
			17,260
		Entertainment: 0.0%
420		International Game Technology	15,023
			15,023
		Environmental Control: 0.1%
629		Waste Management, Inc.	20,921
			20,921
		Food: 0.5%
100		Albertson’s, Inc.	2,544
216		Campbell Soup Co.	6,724
649		ConAgra Foods, Inc.	13,648
730		General Mills, Inc.	35,953
550		HJ Heinz Co.	20,829
341		Kellogg Co.	15,110
828	@	Kroger Co.	16,593

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
192		McCormick & Co., Inc.	6,303
757		Safeway, Inc.	18,403
963		Sara Lee Corp.	17,016
280		Supervalu, Inc.	8,848
300		Tyson Foods, Inc.	4,059
150		Whole Foods Market, Inc.	9,582
273		WM Wrigley Jr. Co.	17,346
			192,958
		Forest Products & Paper: 0.2%
650		International Paper Co.	21,301
203		Louisiana-Pacific Corp.	5,771
272		MeadWestvaco Corp.	7,567
227		Plum Creek Timber Co., Inc.	8,433
196		Temple-Inland, Inc.	8,363
300		Weyerhaeuser Co.	20,487
			71,922
		Gas: 0.1%
200		KeySpan Corp.	8,150
75		Nicor, Inc.	3,220
467		Sempra Energy	22,341
			33,711
		Hand/Machine Tools: 0.1%
162		Black & Decker Corp.	13,864
92		Snap-On, Inc.	3,581
159		Stanley Works	7,972
			25,417
		Healthcare - Products: 1.2%
70		Bausch & Lomb, Inc.	4,845
782		Baxter International, Inc.	29,599
426		Becton Dickinson & Co.	27,200
726	@	Boston Scientific Corp.	17,729
143		CR Bard, Inc.	9,365
395		Guidant Corp.	30,320
3,657		Johnson & Johnson	210,826
1,492		Medtronic, Inc.	80,493
446	@	St. Jude Medical, Inc.	20,338
350		Stryker Corp.	16,177
300	@	Zimmer Holdings, Inc.	20,754
			467,646
		Healthcare - Services: 0.9%
944		Aetna, Inc.	48,144
260	@	Coventry Health Care, Inc.	15,501
348	@	Humana, Inc.	17,981
31	@	Laboratory Corp. of America Holdings	1,801
112		Quest Diagnostics	5,921
2,826		UnitedHealth Group, Inc.	164,558
1,306	@	WellPoint, Inc.	100,288
			354,194
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	11,035
40		Whirlpool Corp.	3,592
			14,627

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
		Household Products/Wares: 0.2%
150		Avery Dennison Corp.	9,000
36		Clorox Co.	2,194
182		Fortune Brands, Inc.	14,114
614		Kimberly-Clark Corp.	36,337
			61,645
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	8,903
			8,903
		Insurance: 2.0%
365	@@	ACE Ltd.	20,341
647		Aflac, Inc.	29,924
823		Allstate Corp.	45,084
142		AMBAC Financial Group, Inc.	10,671
3,142		American International Group, Inc.	208,503
420		AON Corp.	16,636
345		Chubb Corp.	33,034
164		Cigna Corp.	20,131
197		Cincinnati Financial Corp.	8,739
450		Genworth Financial, Inc.	14,319
363		Hartford Financial Services Group, Inc.	29,904
171		Jefferson-Pilot Corp.	10,303
288		Lincoln National Corp.	16,350
216		Loews Corp.	19,928
683		Marsh & McLennan Cos., Inc.	21,112
183		MBIA, Inc.	10,749
1,236		Metlife, Inc.	61,948
105		MGIC Investment Corp.	6,694
473		Principal Financial Group	23,045
258		Progressive Corp.	27,722
883		Prudential Financial, Inc.	68,026
160		Safeco Corp.	8,242
850		St. Paul Cos.	36,533
152		Torchmark Corp.	8,310
403		UnumProvident Corp.	8,338
			764,586
		Internet: 0.3%
500	@	Amazon.com, Inc.	18,745
1,416	@	eBay, Inc.	56,725
180	@	Monster Worldwide, Inc.	8,813
1,296	@	Symantec Corp.	21,889
300	@	VeriSign, Inc.	7,098
325	@	Yahoo!, Inc.	10,420
			123,690
		Iron/Steel: 0.1%
365		Nucor Corp.	31,408
36		United States Steel Corp.	1,962
			33,370
		Leisure Time: 0.2%
158		Brunswick Corp.	6,198
545		Carnival Corp.	28,149
395		Harley-Davidson, Inc.	20,741
253		Sabre Holdings Corp.	6,105
			61,193

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
		Lodging: 0.1%
386		Hilton Hotels Corp.	9,341
241		Marriott International, Inc.	16,484
283		Starwood Hotels & Resorts Worldwide, Inc.	17,971
			43,796
		Machinery - Diversified: 0.1%
54		Cummins, Inc.	5,847
300		Deere & Co.	22,881
201		Rockwell Automation, Inc.	13,702
			42,430
		Media: 1.2%
700		Clear Channel Communications, Inc.	19,810
2,800	@	Comcast Corp.	75,124
50		Gannett Co., Inc.	3,108
100		Knight-Ridder, Inc.	6,002
608		McGraw-Hill Cos, Inc.	32,279
54		Meredith Corp.	2,975
167		New York Times Co.	4,713
3,080		News Corp., Inc.	50,142
5,929		Time Warner, Inc.	102,631
328		Tribune Co.	10,037
300	@	Univision Communications, Inc.	10,035
1,001		Viacom, Inc.	24,484
1,001	@	Viacom, Inc. - Class B	40,000
2,379		Walt Disney Co.	66,588
			447,928
		Mining: 0.2%
200		Alcoa, Inc.	5,864
400		Freeport-McMoRan Copper & Gold, Inc.	20,252
550		Newmont Mining Corp.	29,106
139		Phelps Dodge Corp.	19,182
			74,404
		Miscellaneous Manufacturing: 1.8%
937		3M Co.	68,954
127	@	Cooper Industries Ltd.	10,630
338		Danaher Corp.	20,476
253		Dover Corp.	12,129
189		Eaton Corp.	13,168
12,913		General Electric Co.	424,450
1,106		Honeywell International, Inc.	45,291
259		Illinois Tool Works, Inc.	22,233
420	@@	Ingersoll-Rand Co.	17,233
236		ITT Industries, Inc.	12,390
250		Leggett & Platt, Inc.	5,870
133		Parker Hannifin Corp.	10,397
157		Textron, Inc.	13,833
500	@@	Tyco International Ltd.	12,895
			689,949
		Office/Business Equipment: 0.1%
253		Pitney Bowes, Inc.	10,813
1,069	@	Xerox Corp.	15,928
			26,741
		Oil & Gas: 3.6%
68		Amerada Hess Corp.	9,405
260		Anadarko Petroleum Corp.	25,782

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
334		Apache Corp.	22,351
573		Burlington Resources, Inc.	51,673
2,527		ChevronTexaco Corp.	142,725
2,144		ConocoPhillips	130,698
487		Devon Energy Corp.	28,553
338		EOG Resources, Inc.	22,781
11,898		Exxon Mobil Corp.	706,383
147		Kerr-McGee Corp.	14,362
397		Marathon Oil Corp.	28,028
200		Murphy Oil Corp.	9,374
150	@, @@	Nabors Industries Ltd.	9,893
463		Occidental Petroleum Corp.	42,383
100		Rowan Cos., Inc.	4,025
286		Sunoco, Inc.	21,193
368	@	Transocean, Inc.	27,298
1,132		Valero Energy Corp.	60,890
100		XTO Energy, Inc.	4,189
			1,361,986
		Oil & Gas Services: 0.4%
400		Baker Hughes, Inc.	27,188
565		Halliburton Co.	38,420
650		Schlumberger Ltd.	74,750
			140,358
		Packaging & Containers: 0.0%
140		Ball Corp.	5,964
116	@	Sealed Air Corp.	6,598
			12,562
		Pharmaceuticals: 2.1%
1,950		Abbott Laboratories	86,151
181		Allergan, Inc.	19,595
476		AmerisourceBergen Corp.	21,891
533		Cardinal Health, Inc.	38,696
559	@	Caremark Rx, Inc.	27,810
192	@	Express Scripts, Inc.	16,756
398	@	Forest Laboratories, Inc.	18,268
576	@	Gilead Sciences, Inc.	35,868
362	@	Hospira, Inc.	14,371
375	@	King Pharmaceuticals, Inc.	6,094
363	@	Medco Health Solutions, Inc.	20,226
3,584		Merck & Co., Inc.	124,938
250		Mylan Laboratories	5,750
9,104		Pfizer, Inc.	238,434
1,900		Schering-Plough Corp.	35,150
240	@	Watson Pharmaceuticals, Inc.	7,195
1,654		Wyeth	82,369
			799,562
		Pipelines: 0.0%
82		Kinder Morgan, Inc.	7,608
537		Williams Cos., Inc.	11,583
			19,191
		Real Estate Investment Trust: 0.1%
120		Apartment Investment & Management Co.	5,317
70		Archstone-Smith Trust	3,318
100		Equity Office Properties Trust	3,145
70		Prologis	3,676
100		Public Storage, Inc.	7,802
286		Simon Property Group LP	23,729
			46,987

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
		Retail: 2.5%
220	@	Autonation, Inc.	4,600
50	@	Autozone, Inc.	4,834
395	@	Bed Bath & Beyond, Inc.	14,236
679		Best Buy Co., Inc.	36,571
208		Circuit City Stores, Inc.	4,998
774		Costco Wholesale Corp.	39,691
312		Darden Restaurants, Inc.	13,085
350		Dollar General Corp.	6,097
100		Family Dollar Stores, Inc.	2,572
323		Federated Department Stores	22,946
742		Gap, Inc.	13,757
3,523		Home Depot, Inc.	148,494
401		JC Penney Co., Inc.	23,515
440	@	Kohl’s Corp.	21,168
428		Limited Brands	10,131
1,278		Lowe’s Cos., Inc.	87,134
2,032		McDonald’s Corp.	70,937
474		Nordstrom, Inc.	18,012
429	@	Office Depot, Inc.	15,307
140	@	Sears Holding Corp.	16,863
1,221		Staples, Inc.	29,963
980	@	Starbucks Corp.	35,594
1,095		Target Corp.	59,568
80		Tiffany & Co.	2,970
545		TJX Cos., Inc.	13,347
3,061		Wal-Mart Stores, Inc.	138,847
1,263		Walgreen Co.	56,658
157		Wendy’s International, Inc.	9,090
457		Yum! Brands, Inc.	21,799
			942,784
		Savings & Loans: 0.1%
318		Golden West Financial Corp.	22,588
450		Sovereign Bancorp, Inc.	9,374
246		Washington Mutual, Inc.	10,504
			42,466
		Semiconductors: 1.2%
500	@	Advanced Micro Devices, Inc.	19,335
428	@	Altera Corp.	8,577
403		Analog Devices, Inc.	15,370
2,066		Applied Materials, Inc.	37,890
555	@	Broadcom Corp.	25,025
488	@	Freescale Semiconductor, Inc.	13,196
7,302		Intel Corp.	150,421
201		Kla-Tencor Corp.	10,498
357		Linear Technology Corp.	13,159
450	@	LSI Logic Corp.	4,388
350		Maxim Integrated Products	13,682
750	@	Micron Technology, Inc.	11,633
670		National Semiconductor Corp.	18,794
200	@	Novellus Systems, Inc.	5,346
240	@	Nvidia Corp.	11,311
119	@	QLogic Corp.	4,896
3,407		Texas Instruments, Inc.	101,699
			465,220

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.4% (continued)
		Software: 1.8%
640		Adobe Systems, Inc.	24,717
370		Autodesk, Inc.	13,931
730		Automatic Data Processing, Inc.	33,719
423	@	BMC Software, Inc.	9,251
596		CA, Inc.	16,187
230	@	Citrix Systems, Inc.	7,443
664	@	Compuware Corp.	5,451
61	@	Electronic Arts, Inc.	3,170
183		First Data Corp.	8,259
267	@	Fiserv, Inc.	11,081
64		IMS Health, Inc.	1,542
280	@	Intuit, Inc.	13,602
17,790		Microsoft Corp.	478,551
415	@	Novell, Inc.	3,947
4,717	@	Oracle Corp.	58,585
232	@	Parametric Technology Corp.	3,531
			692,967
		Telecommunications: 2.4%
6,461		AT&T, Inc.	178,259
88	@	Avaya, Inc.	979
3,000		BellSouth Corp.	94,740
171		CenturyTel, Inc.	6,153
10,177	@	Cisco Systems, Inc.	205,982
258	@	Comverse Technology, Inc.	7,420
1,855	@	Corning, Inc.	45,281
4,056		Motorola, Inc.	86,798
2,060		Qualcomm, Inc.	97,253
3,694		Sprint Corp. - FON Group	88,767
395	@	Tellabs, Inc.	5,803
3,512		Verizon Communications, Inc.	118,354
			935,789
		Textiles: 0.0%
218		Cintas Corp.	8,958
			8,958
		Toys/Games/Hobbies: 0.0%
374		Hasbro, Inc.	7,588
464		Mattel, Inc.	7,818
			15,406
		Transportation: 0.6%
476		Burlington Northern Santa Fe Corp.	37,433
344		CSX Corp.	19,051
67		FedEx Corp.	7,185
860		Norfolk Southern Corp.	44,015
80		Union Pacific Corp.	7,084
1,396		United Parcel Service, Inc.	104,295
			219,063
		Total Common Stock
		(Cost $13,721,809)	14,683,822

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 44.0%
		Federal National Mortgage Association: 44.0%
$20,000,000		5.250%, due 09/15/09		$16,821,140
		Total U.S. Government Agency Obligations
		(Cost $17,552,201)		16,821,140
U.S. TREASURY OBLIGATIONS: 17.4%
		U.S. Treasury STRIP: 17.4%
7,854,000		4.630%, due 11/15/09		6,626,318
		Total U.S. Treasury Obligations
		(Cost $6,846,866)		6,626,318
		Total Long-Term Investments:
		(Cost $38,120,876)		38,131,280
SHORT-TERM INVESTMENT: 0.6%
		Repurchase Agreement: 0.6%
233,000		Morgan Stanley Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$233,029 to be received upon repurchase
		(Collateralized by $245,000 Federal
		National Mortgage Association, 4.250%, Market
		Value plus accrued interest $238,487,
		due 08/15/10).		233,000
		Total Short-Term Investments:
		(Cost $233,000)		233,000
		Total Investments in Securities
		(Cost $38,353,876)*	100.4%	$38,364,280
		Other Assets and Liabilities-Net	(0.4)	(163,126)
		Net Assets	100.0%	$38,201,154

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $38,574,938.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,135,970
		Gross Unrealized Depreciation		(1,346,628)
		Net Unrealized Depreciation		$(210,658)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 36.7%
		Advertising: 0.1%
298	@	Interpublic Group of Cos., Inc.	$3,087
120		Omnicom Group	9,578
			12,665
		Aerospace/Defense: 1.0%
779		Boeing Co.	56,626
176		General Dynamics Corp.	21,696
11		L-3 Communications Holdings, Inc.	914
349		Lockheed Martin Corp.	25,432
225		Northrop Grumman Corp.	14,423
345		Raytheon Co.	14,973
139		Rockwell Collins, Inc.	7,388
790		United Technologies Corp.	46,215
			187,667
		Agriculture: 0.7%
1,161		Altria Group, Inc.	83,476
638		Archer-Daniels-Midland Co.	20,237
166		Monsanto Co.	13,924
76		Reynolds America, Inc.	8,067
92		UST, Inc.	3,577
			129,281
		Airlines: 0.0%
400		Southwest Airlines Co.	6,708
			6,708
		Apparel: 0.2%
310	@	Coach, Inc.	11,073
82		Jones Apparel Group, Inc.	2,371
93		Liz Claiborne, Inc.	3,351
168		Nike, Inc.	14,579
84		VF Corp.	4,603
			35,977
		Auto Manufacturers: 0.1%
1,804		Ford Motor Co.	14,378
			14,378
		Auto Parts & Equipment: 0.0%
164	@	Goodyear Tire & Rubber Co.	2,350
108		Johnson Controls, Inc.	7,697
			10,047
		Banks: 2.3%
219		AmSouth Bancorp	6,077
2,651		Bank of America Corp.	121,548
417		Bank of New York	14,278
347		BB&T Corp.	13,717
94		Comerica, Inc.	5,388
71		Compass Bancshares, Inc.	3,570
32		First Horizon National Corp.	1,252
137		Huntington Bancshares, Inc.	3,295
311		Keycorp	11,591
55		M&T Bank Corp.	6,182

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
151		Marshall & Ilsley Corp.	6,644
278		Mellon Financial Corp.	10,033
318		National City Corp.	11,066
111		Northern Trust Corp.	5,852
232		PNC Financial Services Group, Inc.	16,321
260		Regions Financial Corp.	9,043
211		State Street Corp.	13,183
229		SunTrust Banks, Inc.	16,573
152		Synovus Financial Corp.	4,309
1,057		US BanCorp.	32,672
881		Wachovia Corp.	49,398
957		Wells Fargo & Co.	61,439
64		Zions Bancorporation	5,281
			428,712
		Beverages: 1.1%
433		Anheuser-Busch Cos., Inc.	17,987
45		Brown-Forman Corp.	3,166
2,012		Coca-Cola Co.	84,444
204		Coca-Cola Enterprises, Inc.	4,009
120	@	Constellation Brands, Inc.	3,161
115		Pepsi Bottling Group, Inc.	3,376
1,574		PepsiCo, Inc.	93,039
			209,182
		Biotechnology: 0.4%
700	@	Amgen, Inc.	52,843
40	@	Biogen Idec, Inc.	1,890
70	@	Chiron Corp.	3,197
145	@	Genzyme Corp.	10,054
30	@	Millipore Corp.	2,080
			70,064
		Building Materials: 0.1%
107		American Standard Cos, Inc.	4,235
279		Masco Corp.	8,702
73		Vulcan Materials Co.	5,767
			18,704
		Chemicals: 0.5%
150		Air Products & Chemicals, Inc.	9,624
587		Dow Chemical Co.	25,259
50		Eastman Chemical Co.	2,467
140		Ecolab, Inc.	5,067
559		EI Du Pont de Nemours & Co.	22,494
75		Engelhard Corp.	2,981
74		International Flavors & Fragrances, Inc.	2,563
134		PPG Industries, Inc.	8,124
184		Praxair, Inc.	9,932
86		Rohm & Haas Co.	4,279
63		Sherwin-Williams Co.	2,870
52		Sigma-Aldrich Corp.	3,349
			99,009
		Commercial Services: 0.4%
90	@	Apollo Group, Inc.	4,444
660		Cendant Corp.	10,969
139		Equifax, Inc.	5,093
210		H&R Block, Inc.	4,683
279		McKesson Corp.	15,102
154		Moody’s Corp.	10,318

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
228		Paychex, Inc.	9,131
102		Robert Half International, Inc.	3,664
146		RR Donnelley & Sons Co.	4,914
			68,318
		Computers: 1.4%
80	@	Affiliated Computer Services, Inc.	5,034
654	@	Apple Computer, Inc.	44,825
119	@	Computer Sciences Corp.	6,466
1,345	@	Dell, Inc.	39,005
298		Electronic Data Systems Corp.	7,957
1,365	@	EMC Corp.	19,137
1,976		Hewlett-Packard Co.	64,833
907		International Business Machines Corp.	72,778
16	@	Lexmark International, Inc.	753
106	@	NCR Corp.	4,250
207	@	Network Appliance, Inc.	6,864
244	@	Unisys Corp.	1,630
			273,532
		Cosmetics/Personal Care: 0.9%
62		Alberto-Culver Co.	2,832
280		Colgate-Palmolive Co.	15,254
2,585		Procter & Gamble Co.	154,919
			173,005
		Distribution/Wholesale: 0.1%
156		Genuine Parts Co.	6,945
51		WW Grainger, Inc.	3,776
			10,721
		Diversified Financial Services: 2.8%
720		American Express Co.	38,794
164		Ameriprise Financial, Inc.	7,459
67		Bear Stearns Cos, Inc.	9,007
186		Capital One Financial Corp.	16,294
634		Charles Schwab Corp.	10,277
132		CIT Group, Inc.	7,098
2,908		Citigroup, Inc.	134,844
330		Countrywide Financial Corp.	11,378
220	@	E*Trade Financial Corp.	5,628
126		Fannie Mae	6,890
29		Federated Investors, Inc.	1,128
109		Franklin Resources, Inc.	11,192
90		Freddie Mac	6,065
257		Goldman Sachs Group, Inc.	36,312
1,960		JPMorgan Chase & Co.	80,634
212		Lehman Brothers Holdings, Inc.	30,941
525		Merrill Lynch & Co., Inc.	40,535
824		Morgan Stanley	49,160
210		SLM Corp.	11,846
71		T. Rowe Price Group, Inc.	5,451
			520,933
		Electric: 1.1%
384	@	AES Corp.	6,643
143	@	Allegheny Energy, Inc.	5,114
274		American Electric Power Co., Inc.	10,001
240		CenterPoint Energy Resources Corp.	3,113
130		Cinergy Corp.	5,730
130	@	CMS Energy Corp.	1,830
161		Consolidated Edison, Inc.	7,385

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
109		Constellation Energy Group, Inc.	6,403
201		Dominion Resources, Inc.	15,095
110		DTE Energy Co.	4,763
734		Duke Energy Corp.	20,846
196		Edison International	8,695
80		Exelon Corp.	4,569
217		FirstEnergy Corp.	11,084
250		FPL Group, Inc.	10,483
215		Pacific Gas & Electric Co.	8,181
70		Pinnacle West Capital Corp.	2,874
254		PPL Corp.	8,077
160		Progress Energy, Inc.	7,101
134		Public Service Enterprise Group, Inc.	9,298
415		Southern Co.	14,122
115		TECO Energy, Inc.	1,962
512		TXU Corp.	26,824
49		Xcel Energy, Inc.	909
			201,102
		Electrical Components & Equipment: 0.1%
303		Emerson Electric Co.	24,788
			24,788
		Electronics: 0.2%
378	@	Agilent Technologies, Inc.	13,608
141		Applera Corp. - Applied Biosystems Group	3,986
139	@	Jabil Circuit, Inc.	5,261
99		PerkinElmer, Inc.	2,355
360	@	Sanmina-SCI Corp.	1,390
701	@	Solectron Corp.	2,531
93	@	Thermo Electron Corp.	3,220
78	@	Waters Corp.	3,333
			35,684
		Engineering & Construction: 0.0%
90		Fluor Corp.	7,767
			7,767
		Entertainment: 0.0%
220		International Game Technology	7,869
			7,869
		Environmental Control: 0.0%
311		Waste Management, Inc.	10,344
			10,344
		Food: 0.5%
40		Albertson’s, Inc.	1,018
107		Campbell Soup Co.	3,331
290		ConAgra Foods, Inc.	6,099
334		General Mills, Inc.	16,450
229		HJ Heinz Co.	8,672
145		Kellogg Co.	6,425
342	@	Kroger Co.	6,854
98		McCormick & Co., Inc.	3,217
268		Safeway, Inc.	6,515
496		Sara Lee Corp.	8,764
142		Supervalu, Inc.	4,487
160		Tyson Foods, Inc.	2,165
90		Whole Foods Market, Inc.	5,749
130		WM Wrigley Jr. Co.	8,260
			88,006

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
		Forest Products & Paper: 0.2%
270		International Paper Co.	8,848
103		Louisiana-Pacific Corp.	2,928
138		MeadWestvaco Corp.	3,839
115		Plum Creek Timber Co., Inc.	4,272
100		Temple-Inland, Inc.	4,267
160		Weyerhaeuser Co.	10,926
			35,080
		Gas: 0.1%
100		KeySpan Corp.	4,075
38		Nicor, Inc.	1,631
232		Sempra Energy	11,099
			16,805
		Hand/Machine Tools: 0.0%
47		Black & Decker Corp.	4,022
47		Snap-On, Inc.	1,829
41		Stanley Works	2,056
			7,907
		Healthcare - Products: 1.2%
36		Bausch & Lomb, Inc.	2,492
354		Baxter International, Inc.	13,399
212		Becton Dickinson & Co.	13,536
352	@	Boston Scientific Corp.	8,596
73		CR Bard, Inc.	4,781
209		Guidant Corp.	16,043
1,671		Johnson & Johnson	96,333
679		Medtronic, Inc.	36,632
227	@	St. Jude Medical, Inc.	10,351
180		Stryker Corp.	8,320
140	@	Zimmer Holdings, Inc.	9,685
			220,168
		Healthcare - Services: 0.9%
442		Aetna, Inc.	22,542
170	@	Coventry Health Care, Inc.	10,135
176	@	Humana, Inc.	9,094
22	@	Laboratory Corp. of America Holdings	1,278
18		Quest Diagnostics	952
1,326		UnitedHealth Group, Inc.	77,213
624	@	WellPoint, Inc.	47,917
			169,131
		Home Furnishings: 0.0%
40		Harman International Industries, Inc.	4,414
20		Whirlpool Corp.	1,796
			6,210
		Household Products/Wares: 0.1%
60		Avery Dennison Corp.	3,600
16		Clorox Co.	975
82		Fortune Brands, Inc.	6,359
267		Kimberly-Clark Corp.	15,801
			26,735
		Housewares: 0.0%
232		Newell Rubbermaid, Inc.	5,770
			5,770

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
		Insurance: 2.0%
190	@@	ACE Ltd.	10,589
279		Aflac, Inc.	12,904
374		Allstate Corp.	20,488
72		AMBAC Financial Group, Inc.	5,411
1,514		American International Group, Inc.	100,469
210		AON Corp.	8,318
216		Chubb Corp.	20,682
70		Cigna Corp.	8,593
100		Cincinnati Financial Corp.	4,436
240		Genworth Financial, Inc.	7,637
186		Hartford Financial Services Group, Inc.	15,323
36		Jefferson-Pilot Corp.	2,169
146		Lincoln National Corp.	8,288
81		Loews Corp.	7,473
293		Marsh & McLennan Cos., Inc.	9,057
93		MBIA, Inc.	5,463
598		Metlife, Inc.	29,972
54		MGIC Investment Corp.	3,443
215		Principal Financial Group	10,475
111		Progressive Corp.	11,927
494		Prudential Financial, Inc.	38,058
132		Safeco Corp.	6,799
377		St. Paul Cos.	16,203
77		Torchmark Corp.	4,210
205		UnumProvident Corp.	4,241
			372,628
		Internet: 0.3%
210	@	Amazon.com, Inc.	7,873
668	@	eBay, Inc.	26,760
80	@	Monster Worldwide, Inc.	3,917
684	@	Symantec Corp.	11,553
160	@	VeriSign, Inc.	3,786
167	@	Yahoo!, Inc.	5,354
			59,243
		Iron/Steel: 0.1%
174		Nucor Corp.	14,973
19		United States Steel Corp.	1,036
			16,009
		Leisure Time: 0.1%
80		Brunswick Corp.	3,138
239		Carnival Corp.	12,344
231		Harley-Davidson, Inc.	12,130
19		Sabre Holdings Corp.	458
			28,070
		Lodging: 0.1%
247		Hilton Hotels Corp.	5,977
124		Marriott International, Inc.	8,482
144		Starwood Hotels & Resorts Worldwide, Inc.	9,144
			23,603
		Machinery - Diversified: 0.1%
27		Cummins, Inc.	2,924
150		Deere & Co.	11,441
98		Rockwell Automation, Inc.	6,681
			21,046

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
		Media: 1.1%
310		Clear Channel Communications, Inc.	8,773
1,258	@	Comcast Corp.	33,752
28		Gannett Co., Inc.	1,740
270		McGraw-Hill Cos, Inc.	14,334
27		Meredith Corp.	1,487
95		New York Times Co.	2,681
1,428		News Corp., Inc.	23,248
2,713		Time Warner, Inc.	46,962
145		Tribune Co.	4,437
140	@	Univision Communications, Inc.	4,683
485		Viacom, Inc.	11,863
485	@	Viacom, Inc. - Class B	19,381
1,116		Walt Disney Co.	31,237
			204,578
		Mining: 0.2%
110		Alcoa, Inc.	3,225
200		Freeport-McMoRan Copper & Gold, Inc.	10,126
250		Newmont Mining Corp.	13,230
56		Phelps Dodge Corp.	7,728
			34,309
		Miscellaneous Manufacturing: 1.7%
427		3M Co.	31,423
65	@	Cooper Industries Ltd.	5,441
147		Danaher Corp.	8,905
119		Dover Corp.	5,705
96		Eaton Corp.	6,688
5,979		General Electric Co.	196,530
452		Honeywell International, Inc.	18,509
118		Illinois Tool Works, Inc.	10,129
214	@@	Ingersoll-Rand Co.	8,780
120		ITT Industries, Inc.	6,300
78		Parker Hannifin Corp.	6,097
80		Textron, Inc.	7,049
250	@@	Tyco International Ltd.	6,448
			318,004
		Office/Business Equipment: 0.1%
149		Pitney Bowes, Inc.	6,368
488	@	Xerox Corp.	7,271
			13,639
		Oil & Gas: 3.4%
40		Amerada Hess Corp.	5,532
128		Anadarko Petroleum Corp.	12,692
180		Apache Corp.	12,046
273		Burlington Resources, Inc.	24,619
1,212		ChevronTexaco Corp.	68,454
970		ConocoPhillips	59,131
241		Devon Energy Corp.	14,130
136		EOG Resources, Inc.	9,166
5,515		Exxon Mobil Corp.	327,421
50		Kerr-McGee Corp.	4,885
212		Marathon Oil Corp.	14,967
90		Murphy Oil Corp.	4,218
80	@, @@	Nabors Industries Ltd.	5,276
230		Occidental Petroleum Corp.	21,054
50		Rowan Cos., Inc.	2,013
116		Sunoco, Inc.	8,596
177	@	Transocean, Inc.	13,130
544		Valero Energy Corp.	29,262

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
40		XTO Energy, Inc.	1,676
			638,268
		Oil & Gas Services: 0.4%
200		Baker Hughes, Inc.	13,594
252		Halliburton Co.	17,136
320		Schlumberger Ltd.	36,800
			67,530
		Packaging & Containers: 0.0%
71		Ball Corp.	3,025
59	@	Sealed Air Corp.	3,356
			6,381
		Pharmaceuticals: 2.0%
950		Abbott Laboratories	41,971
82		Allergan, Inc.	8,877
222		AmerisourceBergen Corp.	10,210
224		Cardinal Health, Inc.	16,262
288	@	Caremark Rx, Inc.	14,328
148	@	Express Scripts, Inc.	12,916
235	@	Forest Laboratories, Inc.	10,787
243	@	Gilead Sciences, Inc.	15,132
153	@	Hospira, Inc.	6,074
241	@	King Pharmaceuticals, Inc.	3,916
174	@	Medco Health Solutions, Inc.	9,695
1,685		Merck & Co., Inc.	58,739
120		Mylan Laboratories	2,760
4,147		Pfizer, Inc.	108,610
930		Schering-Plough Corp.	17,205
70	@	Watson Pharmaceuticals, Inc.	2,099
761		Wyeth	37,898
			377,479
		Pipelines: 0.1%
51		Kinder Morgan, Inc.	4,732
314		Williams Cos., Inc.	6,773
			11,505
		Real Estate Investment Trust: 0.1%
60		Apartment Investment & Management Co.	2,659
30		Archstone-Smith Trust	1,422
50		Equity Office Properties Trust	1,573
30		Prologis	1,576
60		Public Storage, Inc.	4,681
105		Simon Property Group LP	8,712
			20,623
		Retail: 2.4%
113	@	Autonation, Inc.	2,363
20	@	Autozone, Inc.	1,934
161	@	Bed Bath & Beyond, Inc.	5,802
339		Best Buy Co., Inc.	18,259
111		Circuit City Stores, Inc.	2,667
354		Costco Wholesale Corp.	18,153
128		Darden Restaurants, Inc.	5,368
230		Dollar General Corp.	4,007
52		Family Dollar Stores, Inc.	1,337
169		Federated Department Stores	12,006
470		Gap, Inc.	8,714
1,622		Home Depot, Inc.	68,367
221		JC Penney Co., Inc.	12,959

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
220	@	Kohl’s Corp.	10,584
218		Limited Brands	5,160
622		Lowe’s Cos., Inc.	42,408
959		McDonald’s Corp.	33,479
210		Nordstrom, Inc.	7,980
238	@	Office Depot, Inc.	8,492
70	@	Sears Holding Corp.	8,432
609		Staples, Inc.	14,945
434	@	Starbucks Corp.	15,763
457		Target Corp.	24,861
40		Tiffany & Co.	1,485
298		TJX Cos., Inc.	7,298
1,461		Wal-Mart Stores, Inc.	66,271
596		Walgreen Co.	26,737
80		Wendy’s International, Inc.	4,632
177		Yum! Brands, Inc.	8,443
			448,906
		Savings & Loans: 0.1%
162		Golden West Financial Corp.	11,507
230		Sovereign Bancorp, Inc.	4,791
127		Washington Mutual, Inc.	5,423
			21,721
		Semiconductors: 1.2%
210	@	Advanced Micro Devices, Inc.	8,121
233	@	Altera Corp.	4,669
206		Analog Devices, Inc.	7,857
970		Applied Materials, Inc.	17,790
242	@	Broadcom Corp.	10,889
227	@	Freescale Semiconductor, Inc.	6,138
3,452		Intel Corp.	71,111
103		Kla-Tencor Corp.	5,380
232		Linear Technology Corp.	8,552
280	@	LSI Logic Corp.	2,730
236		Maxim Integrated Products	9,225
350	@	Micron Technology, Inc.	5,429
263		National Semiconductor Corp.	7,377
90	@	Novellus Systems, Inc.	2,406
110	@	Nvidia Corp.	5,184
60	@	QLogic Corp.	2,468
1,592		Texas Instruments, Inc.	47,521
			222,847
		Software: 1.8%
320		Adobe Systems, Inc.	12,358
222		Autodesk, Inc.	8,358
311		Automatic Data Processing, Inc.	14,365
215	@	BMC Software, Inc.	4,702
314		CA, Inc.	8,528
117	@	Citrix Systems, Inc.	3,786
398	@	Compuware Corp.	3,268
39	@	Electronic Arts, Inc.	2,027
91		First Data Corp.	4,107
136	@	Fiserv, Inc.	5,644
20		IMS Health, Inc.	482
142	@	Intuit, Inc.	6,898
8,611		Microsoft Corp.	231,636
261	@	Novell, Inc.	2,482
2,182	@	Oracle Corp.	27,100
64	@	Parametric Technology Corp.	974
			336,715

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 36.7% (continued)
		Telecommunications: 2.3%
2,990		AT&T, Inc.	82,494
249	@	Avaya, Inc.	2,769
1,410		BellSouth Corp.	44,528
87		CenturyTel, Inc.	3,130
4,714	@	Cisco Systems, Inc.	95,411
21	@	Comverse Technology, Inc.	604
898	@	Corning, Inc.	21,920
1,923		Motorola, Inc.	41,152
972		Qualcomm, Inc.	45,888
1,641		Sprint Corp. - FON Group	39,433
301	@	Tellabs, Inc.	4,422
1,615		Verizon Communications, Inc.	54,426
			436,177
		Textiles: 0.0%
111		Cintas Corp.	4,561
			4,561
		Toys/Games/Hobbies: 0.0%
194		Hasbro, Inc.	3,936
256		Mattel, Inc.	4,314
			8,250
		Transportation: 0.6%
212		Burlington Northern Santa Fe Corp.	16,672
234		CSX Corp.	12,959
38		FedEx Corp.	4,075
385		Norfolk Southern Corp.	19,704
33		Union Pacific Corp.	2,922
665		United Parcel Service, Inc.	49,682
			106,014
		Total Common Stock
		(Cost $6,581,366)	6,930,375

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.5%
	Federal National Mortgage Association: 23.5%
$2,651,000	5.260%, due 01/15/10	$2,196,377
2,697,000	5.280%, due 11/15/09	2,249,805
		4,446,182
	Total U.S. Government Agency Obligations
	(Cost $4,613,158)	4,446,182
U.S. TREASURY OBLIGATIONS: 39.0%
	U.S. Treasury STRIP: 39.0%
8,841,000	4.960%, due 02/15/10	7,371,140
	Total U.S. Treasury Obligations
	(Cost $7,531,128)	7,371,140
	Total Long-Term Investments:
	(Cost $18,725,651)	18,747,697

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XII	as of February 28, 2006(Unaudited)(continued)

Principal Amount	Value

SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreement: 0.9%
170,000	Morgan Stanley Repurchase Agreement dated 02/28/06, 4.551%, due 03/01/06, $170,021 to be received upon repurchase (Collateralized by $355,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $173,844 due 10/15/20).		170,000
	Total Short-Term Investments:
	(Cost $170,000)		170,000
	Total Investments in Securities
	(Cost $18,895,651)*	100.1%	$18,917,697
	Other Assets and Liabilities-Net	(0.1)	(27,661)
	Net Assets	100.0%	$18,890,036

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $19,021,017.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$383,703
	Gross Unrealized Depreciation	(487,023)
	Net Unrealized Depreciation	$(103,320)

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2006(Unaudited)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 96.4%
	Apartments: 20.3%
51,200	American Campus Communities, Inc.	$1,290,240
259,900	Archstone-Smith Trust	12,319,260
105,100	AvalonBay Communities, Inc.	10,825,300
80,900	BRE Properties	4,398,533
102,700	Camden Property Trust	6,762,795
268,500	Equity Residential	12,157,680
81,200	GMH Communities Trust	1,349,544
93,600	Post Properties, Inc.	4,155,840
101,600	United Dominion Realty Trust, Inc.	2,717,800
		55,976,992
	Diversified: 5.5%
91,500	Liberty Property Trust	4,097,370
123,100	Vornado Realty Trust	10,954,668
		15,052,038
	Health Care: 2.5%
209,700	Omega Healthcare Investors, Inc.	2,713,518
131,400	Ventas, Inc.	4,073,400
		6,786,918
	Hotels: 4.5%
134,100	Host Marriott Corp.	2,605,563
70,900	LaSalle Hotel Properties	2,832,455
196,700	Strategic Hotel Capital, Inc.	4,248,720
92,500	Sunstone Hotel Investors, Inc.	2,715,800
		12,402,538
	Office Property: 23.6%
29,300	Arden Realty, Inc.	1,329,048
98,700	BioMed Realty Trust, Inc.	2,732,016
128,700	Boston Properties, Inc.	10,897,029
72,100	CarrAmerica Realty Corp.	2,989,266
97,250	Corporate Office Properties Trust SBI MD	4,037,820
171,400	Equity Office Properties Trust	5,390,530
125,900	Highwoods Properties, Inc.	4,072,865
37,800	Kilroy Realty Corp.	2,828,196
168,900	Maguire Properties, Inc.	5,715,576
169,200	Reckson Associates Realty Corp.	6,920,280
93,800	SL Green Realty Corp.	8,152,158
400,500	Trizec Properties, Inc.	9,720,135
		64,784,919
	Regional Malls: 15.6%
219,800	General Growth Properties, Inc.	11,075,722
114,700	Macerich Co.	8,264,135
31,450	Mills Corp.	1,243,219
227,600	Simon Property Group LP	18,883,972
88,700	Taubman Centers, Inc.	3,524,938
		42,991,986

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2006(Unaudited)(continued)

Shares				Value

REAL ESTATE INVESTMENT TRUSTS: 96.4% (continued)
		Shopping Centers: 11.5%
127,050		Acadia Realty Trust		2,786,207
109,300		Developers Diversified Realty Corp.		5,485,767
98,500		Federal Realty Investment Trust		6,864,465
159,500		New Plan Excel Realty Trust		3,995,475
78,700		Pan Pacific Retail Properties, Inc.		5,446,827
106,600		Regency Centers Corp.		6,875,700
				31,454,441
		Storage: 5.0%
84,400		Extra Space Storage, Inc.		1,266,000
106,700		Public Storage, Inc.		8,324,734
43,000		Shurgard Storage Centers, Inc.		2,757,590
60,800		U-Store-It Trust		1,354,016
				13,702,340
		Warehouse/Industrial: 8.0%
156,700		AMB Property Corp.		8,406,955
258,100		Prologis		13,555,412
				21,962,367
		Total Real Estate Investment Trusts:
		(Cost $178,492,375)		265,114,539
COMMON STOCK: 2.0%
		Hotels: 2.0%
86,200		Starwood Hotels & Resorts Worldwide, Inc.		5,473,700
				5,473,700
		Total Common Stock:
		(Cost $2,656,308)		5,473,700

Principal Amount				Value

SHORT-TERM INVESTMENTS: 1.4%

		U.S. Government Agency Obligations: 1.4%
$3,768,000		Federal Home Loan Bank, 4.100%, due 03/01/06		$3,767,571
		Total U.S. Government Agency Obligations:
		(Cost $3,768,000)		$3,767,571
		Total Investments in Securities
		(Cost $184,916,683)*	99.8%	$274,355,810
		Other Assets and Liabilities-Net	0.2	473,125
		Net Assets	100.0%	$274,828,935

	*	Cost for federal income tax purposes is $183,208,666.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$91,278,797
		Gross Unrealized Depreciation		(131,653)
		Net Unrealized Appreciation		$91,147,144

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 96.7%
		Aerospace/Defense: 0.1%
4,467		DRS Technologies, Inc.	$235,724
			235,724
		Apparel: 2.4%
24,183	@, L	Carter’s, Inc.	1,547,470
11,700	@, L	CROCS, Inc.	321,633
23,000	@, @@	Gildan Activewear, Inc.	1,148,390
49,600	@	Warnaco Group, Inc.	1,151,216
			4,168,709
		Banks: 2.0%
34,000		East-West Bancorp, Inc.	1,281,460
62,000		Whitney Holding Corp.	2,122,260
			3,403,720
		Biotechnology: 1.2%
52,800	@, L	Integra LifeSciences Holdings Corp.	2,103,552
			2,103,552
		Chemicals: 0.4%
16,200		Albemarle Corp.	687,690
			687,690
		Commercial Services: 6.5%
17,700	@	Advisory Board Co.	955,269
41,000		Arbitron, Inc.	1,607,200
88,900	@	DiamondCluster International, Inc.	868,553
66,350		Healthcare Services Group	1,224,821
44,200	@	Huron Consulting Group, Inc.	1,212,848
33,109	@	iPayment, Inc.	1,414,748
58,900	@	Labor Ready, Inc.	1,447,173
58,200	@, L	Navigant Consulting, Inc.	1,134,318
54,100	@, L	Resources Connection, Inc.	1,488,830
			11,353,760
		Computers: 5.8%
28,892	@	Anteon International Corp.	1,597,439
41,000	@	Electronics for Imaging	1,099,620
85,600		Jack Henry & Associates, Inc.	1,884,056
51,300	@, L	Kronos, Inc.	2,103,813
40,465	@	Micros Systems, Inc.	1,751,730
39,600	@, L	Palm, Inc.	1,635,480
			10,072,138
		Distribution/Wholesale: 5.4%
50,000	@, L	Aviall, Inc.	1,907,500
16,000	@, L	Brightpoint, Inc.	452,640
27,264		Hughes Supply, Inc.	1,260,960
39,288	@, L	Nuco2, Inc.	1,176,676
41,579		SCP Pool Corp.	1,807,439

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.7% (continued)
50,000	@	Wesco International, Inc.	2,866,000
			9,471,215
		Diversified Financial Services: 0.9%
28,000		National Financial Partners Corp.	1,647,800
			1,647,800
		Electrical Components & Equipment: 0.5%
27,001	@, L	Intermagnetics General Corp.	794,369
			794,369
		Electronics: 3.7%
27,100	@, L	Dionex Corp.	1,486,977
66,600		Keithley Instruments, Inc.	1,004,328
45,818	@, L	Measurement Specialties, Inc.	1,118,876
34,400	@	Thomas & Betts Corp.	1,692,480
30,300	@	Trimble Navigation Ltd.	1,239,573
			6,542,234
		Engineering & Construction: 0.5%
22,000	@, L	EMCOR Group, Inc.	958,980
			958,980
		Entertainment: 1.5%
27,000	@	Penn National Gaming, Inc.	936,360
29,400	@, L	Scientific Games Corp.	899,052
27,333	@, L	Shuffle Master, Inc.	714,211
			2,549,623
		Healthcare - Products: 4.7%
43,900	@, L	Arthrocare Corp.	1,982,963
32,700	@, L	DJ Orthopedics, Inc.	1,140,576
33,100	@	Gen-Probe, Inc.	1,653,676
11,333	@	Intuitive Surgical, Inc.	1,022,237
48,801	@, L	Kyphon, Inc.	1,742,684
24,381	@, L	Viasys Healthcare, Inc.	711,438
			8,253,574
		Healthcare - Services: 4.4%
39,500	@, L	Amedisys, Inc.	1,271,110
23,700	@	Pediatrix Medical Group, Inc.	2,236,806
75,200	@, L	Psychiatric Solutions, Inc.	2,483,856
49,060	@, L	United Surgical Partners International, Inc.	1,724,459
			7,716,231
		Housewares: 0.9%
34,600		Toro Co.	1,596,098
			1,596,098
		Insurance: 2.9%
54,200	@@	Max Re Capital Ltd.	1,323,022
15,000	@	Philadelphia Consolidated Holding Co.	1,605,000
42,553	@, L	ProAssurance Corp.	2,182,543
			5,110,565
		Internet: 4.9%
22,609	@	Digital Insight Corp.	747,227
22,300	@	F5 Networks, Inc.	1,512,386
93,100	@, L	Openwave Systems, Inc.	1,848,035

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.7% (continued)
162,100	@, L	Sapient Corp.	1,215,750
124,900	@, L	Valueclick, Inc.	2,186,999
36,100	@, L	WebEx Communications, Inc.	1,006,468
			8,516,865
		Iron/Steel: 1.5%
27,300		Allegheny Technologies, Inc.	1,378,923
14,700	L	Cleveland-Cliffs, Inc.	1,264,935
			2,643,858
		Leisure Time: 0.6%
19,900	L	Polaris Industries, Inc.	995,995
			995,995
		Machinery - Construction & Mining: 0.6%
17,500		JLG Industries, Inc.	1,032,325
			1,032,325
		Machinery - Diversified: 1.9%
7,000	@, L	Middleby Corp.	662,900
19,500		Nordson Corp.	973,440
49,200	L	Wabtec Corp.	1,625,076
			3,261,416
		Metal Fabricate/Hardware: 0.6%
27,000	@	NS Group, Inc.	1,101,330
			1,101,330
		Miscellaneous Manufacturing: 0.5%
15,000	@, L	Ceradyne, Inc.	913,200
			913,200
		Oil & Gas: 4.3%
23,800	L	Cabot Oil & Gas Corp.	1,077,188
45,000	@	EXCO Resources, Inc.	576,000
24,000		Holly Corp.	1,432,800
5,900	@	Plains Exploration & Production Co.	240,425
20,000	@	Pride International, Inc.	619,400
46,500	@	Southwestern Energy Co.	1,492,185
38,800	@	Unit Corp.	2,062,996
			7,500,994
		Oil & Gas Services: 3.3%
23,500	@	Cal Dive International, Inc.	827,435
52,900	@	Dresser-Rand Group, Inc.	1,337,841
29,300	@	FMC Technologies, Inc.	1,374,756
22,000	@, L	Oil States International, Inc.	759,660
59,100	@, L	Superior Energy Services	1,536,600
			5,836,292
		Packaging & Containers: 0.5%
14,000		Greif, Inc.	810,740
			810,740
		Pharmaceuticals: 8.0%
89,900	@, L	Abgenix, Inc.	1,999,376
18,400	@, L	Adams Respiratory Therapeutics, Inc.	690,184
59,600	@, L	Alkermes, Inc.	1,514,436
32,800	@, L	Amylin Pharmaceuticals, Inc.	1,422,864

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.7% (continued)
52,900	@, L	Cubist Pharmaceuticals, Inc.	1,169,619
46,800	@, L	First Horizon Pharmaceutical Corp.	960,336
75,400	@	HealthExtras, Inc.	2,334,384
24,100	@, L	Neurocrine Biosciences, Inc.	1,581,201
38,600	@, L	Onyx Pharmaceuticals, Inc.	1,100,100
20,000	@, L	United Therapeutics Corp.	1,232,800
			14,005,300
		Real Estate Investment Trust: 0.8%
62,000		Omega Healthcare Investors, Inc.	802,280
20,000		Sunstone Hotel Investors, Inc.	587,200
			1,389,480
		Retail: 4.9%
25,000	@	Childrens Place	1,166,750
42,900	@, L	Dave & Buster’s, Inc.	772,200
56,600	@, L	GameStop Corp.	2,265,698
34,700	@, L	Morton’s Restaurant Group, Inc.	593,370
68,549	@	Pacific Sunwear of California	1,632,152
22,850	@, L	Sonic Corp.	722,289
21,000	@, L	Tractor Supply Co.	1,326,780
			8,479,239
		Savings & Loans: 0.1%
9,300		NewAlliance Bancshares, Inc.	131,967
			131,967
		Semiconductors: 6.0%
81,500	@	Actel Corp.	1,189,085
107,800	@, L	Entegris, Inc.	1,127,588
30,000	@, L	Formfactor, Inc.	1,105,200
60,500	@	Integrated Device Technology, Inc.	898,425
47,000	@	Micrel, Inc.	656,590
50,000	@, L	Microsemi Corp.	1,537,500
70,000	@, L	Semtech Corp.	1,314,600
53,000	@, L	Tessera Technologies, Inc.	1,655,190
21,000	@, L	Varian Semiconductor Equipment Associates, Inc.	990,360
			10,474,538
		Software: 8.1%
10,000	@, L	Activision, Inc.	125,000
55,100	@	Ansys, Inc.	2,612,842
38,200	@, L	Filenet Corp.	983,268
30,600		Global Payments, Inc.	1,593,036
88,200	@, L	Informatica Corp.	1,412,964
79,300		MoneyGram International, Inc.	2,273,531
60,600	@	Progress Software Corp.	1,769,520
64,300	@, L	THQ, Inc.	1,543,200
76,431	@, L	Witness Systems, Inc.	1,790,778
			14,104,139
		Storage/Warehousing: 0.8%
24,700	@, L	Mobile Mini, Inc.	1,345,656
			1,345,656
		Telecommunications: 2.6%
45,000	@	Arris Group, Inc.	571,050
117,645	@, L	Powerwave Technologies, Inc.	1,727,029
52,000	@	SBA Communications Corp.	1,169,480

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.7% (continued)
77,000	@, L	Tekelec	1,032,570
			4,500,129
		Transportation: 2.9%
60,000		Forward Air Corp.	2,128,800
44,200	@, L	HUB Group, Inc.	1,843,140
52,500	L	Knight Transportation, Inc.	1,038,975
			5,010,915
		Total Common Stock
		(Cost $132,911,470)	168,720,360

Principal Amount				Value

SHORT-TERM INVESTMENTS: 30.3%
		Repurchase Agreement: 3.0%
$5,146,000		Morgan Stanley, Repurchase Agreement dated, 02/28/06, 4.550%, due 03/01/06 $5,146,650 to be received upon repurchase (Collateralized by $5,405,000 Federal National Mortgage Association, 4.250%, Market Value plus accrued interest $5,261,307, due 08/15/10)		$5,146,000
		Total Repurchase Agreement:
		(Cost $5,146,000)		5,146,000
		Securities Lending CollateralCC: 27.3%
47,606,000		The Bank of New York Institutional Cash Reserves Fund		47,606,000
		Total Securities Lending Collateral:
		(Cost $47,606,000)		47,606,000
		Total Short-Term Investments:
		(Cost $52,752,000)		52,752,000
		Total Investments in Securities
		(Cost $185,663,470)*	127.0%	$221,472,360
		Other Assets and Liabilities-Net	(27.0)	(47,038,059)
		Net Assets	100.0%	$174,434,302

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $185,784,955.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$38,084,942
		Gross Unrealized Depreciation		(2,397,537)
		Net Unrealized Appreciation		$35,687,405

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Choice Fund	as of February 28, 2006 (Unaudited)

Shares			Value

COMMON STOCK:92.1%
		Apparel: 0.7%
6,800	@	Gymboree Corp.	$155,448
			155,448
		Auto Parts & Equipment: 0.8%
8,600	@	Commercial Vehicle Group, Inc.	157,380
			157,380
		Banks: 1.3%
13,100	@	Bancorp, Inc.	274,838
			274,838
		Computers: 2.8%
165,800	@	Quantum Corp.	591,906
			591,906
		Diversified Financial Services: 1.1%
5,900		IndyMac Bancorp, Inc.	229,038
			229,038
		Electrical Components & Equipment: 3.2%
25,100	@	General Cable Corp.	677,700
			677,700
		Electronics: 3.7%
15,950	@	Excel Technology, Inc.	476,267
20,200		Keithley Instruments, Inc.	304,616
			780,883
		Environmental Control: 2.9%
14,400	@	Aleris International, Inc.	616,752
			616,752
		Food: 4.9%
45,200		Del Monte Foods Co.	491,776
36,000		Premium Standard Farms, Inc.	540,000
			1,031,776
		Forest Products & Paper: 13.7%
22,200		Bowater, Inc.	577,644
49,000	@	Buckeye Technologies, Inc.	431,690
19,100		Glatfelter	314,004
51,900	@@	Sappi Ltd. ADR	670,029
23,100	@	Smurfit-Stone Container Corp.	303,072
46,000		Wausau-Mosinee Paper Corp.	598,000
			2,894,439
		Hand/Machine Tools: 4.3%
5,900		Kennametal, Inc.	345,032
12,350		Lincoln Electric Holdings, Inc.	570,076
			915,108

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Choice Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK:92.1% (continued)
		Home Furnishings: 1.4%
19,600		Hooker Furniture Corp.	301,252
			301,252
		Household Products/Wares: 2.6%
31,600	@	Fossil, Inc.	537,832
			537,832
		Insurance: 2.5%
16,800	@	PMA Capital Corp.	161,616
77,700	@, @@	Quanta Capital Holdings Ltd.	361,305
			522,921
		Iron/Steel: 3.2%
26,350		Gibraltar Industries, Inc.	672,189
			672,189
		Machinery - Diversified: 3.9%
38,600		Sauer-Danfoss, Inc.	827,970
			827,970
		Metal Fabricate/Hardware: 2.3%
12,900	@	Earle M Jorgensen Co.	180,600
15,000	@	RBC Bearings, Inc.	295,950
			476,550
		Mining: 2.7%
15,800	@	Century Aluminum Co.	562,322
			562,322
		Miscellaneous Manufacturing: 3.9%
35,000	@	Griffon Corp.	823,200
			823,200
		Oil & Gas: 9.9%
25,300	@	Denbury Resources, Inc.	717,255
16,100		Range Resources Corp.	385,273
20,000	@	Southwestern Energy Co.	641,800
23,300	@	Warren Resources, Inc.	340,879
			2,085,207
		Oil & Gas Services: 3.0%
47,400	@, @@	Stolt Offshore SA ADR	638,004
			638,004
		Real Estate Investment Trust: 8.1%
24,600		Anthracite Capital, Inc.	263,712
68,800		HomeBanc Corp.	598,560
54,100		New York Mortgage Trust, Inc.	306,206
6,650		RAIT Investment Trust	181,545
14,500		Saxon Capital, Inc.	144,275
23,300		Sunset Financial Resources, Inc.	207,603
			1,701,901
		Retail: 3.0%
23,800		Casey's General Stores, Inc.	624,274
			624,274

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Choice Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK:92.1% (continued)
		Savings & Loans: 1.0%
12,800	@	Franklin Bank Corp.	218,368
			218,368
		Semiconductors: 1.9%
32,300	@	Mattson Technology, Inc.	390,184
			390,184
		Telecommunications: 1.4%
12,700	@	CommScope, Inc.	304,673
			304,673
		Transportation: 1.9%
17,275	@	Marten Transport Ltd.	404,062
			404,062
		Total Common Stock
		(Cost $16,871,422)	19,416,177

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.0%

		U.S. Government Agency Obligations: 4.0%
$840,000		Federal Home Loan Bank, 4.100%, due 03/01/06		$839,904
		Total U.S. Government Agency Obligations:
		(Cost $839,904)		$839,904
		Total Investments in Securities
		(Cost $17,711,421)*	96.1%	$20,256,081
		Other Assets and Liabilities-Net	3.9	817,065
		Net Assets	100.0%	$21,073,146

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $17,752,278.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,915,192
		Gross Unrealized Depreciation		(411,389)
		Net Unrealized Appreciation		$2,503,803

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Fund	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 99.9%
		Auto Parts & Equipment: 19.6%
133,270		American Axle & Manufacturing Holdings, Inc.	$2,161,639
191,837		ArvinMeritor, Inc.	3,211,351
159,270		Cooper Tire & Rubber Co.	2,373,123
261,100	L	Dana Corp.	459,536
217,239	@, L	Goodyear Tire & Rubber Co.	3,113,030
153,090	L	Superior Industries International	3,299,090
504,170	@, L	Visteon Corp.	2,349,432
			16,967,201
		Chemicals: 6.9%
98,105	@@	Innospec, Inc.	2,285,847
166,960	@, L	PolyOne Corp.	1,457,561
95,390	L	Sensient Technologies Corp.	1,709,389
86,560		Wellman, Inc.	543,597
			5,996,394
		Commercial Services: 1.0%
33,440		Kelly Services, Inc.	902,546
			902,546
		Computers: 4.7%
1,165,060	@, L	Gateway, Inc.	2,749,542
113,600	@	Mentor Graphics Corp.	1,275,728
			4,025,270
		Electric: 1.3%
53,350		Central Vermont Public Service Corp.	1,142,224
			1,142,224
		Electronics: 3.9%
381,100	@, L	Kemet Corp.	3,395,601
			3,395,601
		Food: 7.8%
125,440		Del Monte Foods Co.	1,364,787
675,960	@, L	Interstate Bakeries	4,833,114
1,385,637	@, L	Winn-Dixie Stores, Inc.	505,758
			6,703,659
		Hand/Machine Tools: 1.5%
90,220		Starrett (LS) Co.	1,308,190
			1,308,190
		Healthcare - Services: 0.3%
659,900	@, L	Oca, Inc.	250,762
			250,762
		Home Builders: 4.9%
249,029		Coachmen Industries, Inc.	2,938,542
200,900	@	National RV Holdings, Inc.	1,301,832
			4,240,374

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.9% (continued)
		Home Furnishings: 7.4%
197,300		Kimball International, Inc.	2,795,741
77,070	L	La-Z-Boy, Inc.	1,229,267
139,370		Maytag Corp.	2,397,164
			6,422,172
		Household Products/Wares: 1.1%
43,800	L	American Greetings	918,924
			918,924
		Insurance: 10.1%
26,290		Kansas City Life Insurance Co.	1,325,016
109,428	@, L	KMG America Corp.	1,148,994
13,375	@	National Western Life Insurance Co.	2,983,428
155,260	L	Phoenix Cos., Inc.	2,227,981
105,107	@, L	PMA Capital Corp.	1,011,129
			8,696,548
		Leisure Time: 2.7%
202,690	@, L	K2, Inc.	2,310,666
			2,310,666
		Machinery - Diversified: 3.5%
147,256		Tecumseh Products Co.	2,983,407
			2,983,407
		Miscellaneous Manufacturing: 1.7%
33,453	L	Federal Signal Corp.	599,143
55,300		Tredegar Corp.	912,450
			1,511,593
		Retail: 3.8%
37,110	L	Dillard's, Inc.	915,504
128,620	L	Pier 1 Imports, Inc.	1,354,369
87,060	@, L	Sharper Image Corp.	1,027,308
			3,297,181
		Semiconductors: 4.0%
168,520	@, L	Agere Systems, Inc.	2,263,224
324,700	@	ESS Technology	1,214,378
			3,477,602
		Telecommunications: 13.7%
700,130	@	3Com Corp.	3,255,605
571,746	@, L	Adaptec, Inc.	3,579,130
513,563	@	Cincinnati Bell, Inc.	2,100,473
469,340	@, L	Utstarcom, Inc.	2,933,375
			11,868,583
		Total Common Stock
		(Cost $105,856,554)	86,418,897

PORTFOLIO OF INVESTMENTS

ING SmallCap Value Fund	as of February 28, 2006(Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 28.1%
		U.S. Government Agency Obligations: 0.2%
$133,000		Federal Home Loan Bank, 4.100%, due 03/01/06		$132,985
		Total U.S. Government Agency Obligations:
		(Cost $132,985)		132,985
		Securities Lending CollateralCC: 27.9%
24,153,000		The Bank of New York Institutional Cash Reserves Fund		24,153,000
		Total Securities Lending Collateral:
		(Cost $24,153,000)		24,153,000
		Total Short-Term Investments:
		(Cost $24,285,985)		24,285,985
		Total Investments in Securities
		(Cost $130,142,539)*	128.0%	$110,704,882
		Other Assets and Liabilities-Net	(28.0)	(24,222,820)
		Net Assets	100.0	$86,482,062

	@	Non-income producing security
	@@	Foreign Issuer
	CC	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $130,466,241.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,697,195
		Gross Unrealized Depreciation		(27,458,554)
		Net Unrealized Depreciation		$(19,761,359)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Equity Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 1, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 1, 2006

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.